UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                     ---------

                           Phoenix Insight Funds Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

               Kevin J. Carr, Esq.
      Vice President, Chief Legal Officer,         John H. Beers, Esq.
      Counsel and Secretary for Registrant     Vice President and Counsel
         Phoenix Life Insurance Company       Phoenix Life Insurance Company
                One American Row                    One American Row
             Hartford, CT 06103-2899             Hartford, CT 06103-2899
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (800) 828-1212
                                                            --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                              HARRIS INSIGHT FUNDS
                          GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
VARIABLE RATE OBLIGATIONS++ -- 81.6%
FEDERAL HOME LOAN BANK -- 25.6%
    4.670%                         04/21/06*    $   60,000     $   59,986,100
    4.770%                         06/13/06*        20,000         19,998,254
    4.790%                         06/15/06*        18,000         17,995,531
                                                                -------------
                                                                   97,979,885
                                                                -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 39.3%
    4.550%                         04/07/06*        80,000         79,974,092
    4.805%                         06/22/06*        10,000          9,995,553
    4.810%                         06/22/06*        60,000         59,980,949
                                                                -------------
                                                                  149,950,594
                                                                -------------
OVERSEAS PRIVATE INVESTMENT CORP. -- 16.7%
    4.820%                         04/05/06*        29,919         29,918,605
    4.820%                         04/07/06*        33,795         33,794,937
                                                                -------------
                                                                   63,713,542
                                                                -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $311,644,021)                                             311,644,021
                                                                -------------
REPURCHASE AGREEMENTS -- 18.6%
Bank of Tokyo N.A.
  (Cost $70,937,539)
  4.840%
  Agreement dated 03/31/06,
  proceeds at maturity
  $70,966,150 (Collateralized by
  $72,929,136 FNMA 4.817% to
  4.963%, due from 06/01/35 to
  07/01/35. The market value is
  $72,356,290.)                    04/03/06         70,938         70,937,539
                                                                -------------

                                                   Shares          Value+
                                                 ---------      -------------
TEMPORARY INVESTMENTS -- 0.0%
AIM Short-Term Investment Trust
  Treasury Portfolio
  (Cost $14,705)                                    14,705             14,705
                                                                -------------

TOTAL INVESTMENTS -- 100.2%
  (Cost $382,596,265d)                                            382,596,265
                                                                -------------
OTHER ASSETS AND LIABILITIES -- (0.2%)
Interest receivable and other assets                                  878,195
Dividends payable                                                  (1,605,135)
Accrued expenses                                                     (197,783)
                                                                -------------
                                                                     (924,723)
                                                                -------------
NET ASSETS -- 100.0%                                            $ 381,671,542
                                                                =============

 -----------------
+       See Note 1.
++      Rate in effect on 03/31/06.
*       Date of next interest rate reset.
d       Aggregate cost for federal income  tax purposes.

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
ASSET - BACKED SECURITIES -- 3.7%
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MA f,g
    4.888%                         04/25/06*    $   30,557     $   30,556,546
Putnam Structured Product Funding
  Series 2002-1A 144A, Class A1MF
  f,g
    4.829%                         04/17/06*        76,000         76,000,000
Residential Mortgage Acceptance
  Corp. Series 2004-NS2A 144A,
  Class A1 f
    4.720%                         04/12/06*        82,083         82,082,699
                                                                -------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $188,639,245)                                             188,639,245
                                                                -------------
COMMERCIAL PAPER -- 36.2%
Amsterdam Funding Corp.
    4.650%                         04/06/06         12,800         12,791,733
    4.700%                         04/13/06         85,000         84,866,833
Bryant Park Funding, L.L.C.
    4.650%                         04/10/06         24,101         24,072,983
Compass Securitization, L.L.C.
    4.620%                         04/04/06         11,320         11,315,642
    4.660%                         04/10/06         34,400         34,359,924
    4.680%                         04/10/06         77,250         77,159,618
    4.800%                         04/28/06         24,450         24,361,980
Crown Point Capital, L.L.C.
  144A f
    4.710%                         04/13/06         13,970         13,948,067
    4.730%                         04/19/06         40,000         39,905,400
    4.640%                         05/08/06        153,992        153,257,629
Grampian Funding, L.L.C.
    4.840%                         04/04/06         50,000         49,979,833
    4.750%                         04/11/06         87,023         86,908,178
Paradigm Funding, L.L.C.
    4.620%                         04/03/06         85,000         84,978,183
    4.850%                         04/03/06         10,000          9,997,306
    4.620%                         04/06/06         55,171         55,135,599
    4.660%                         04/10/06         49,198         49,140,684
Park Avenue Receivables Corp.
    4.780%                         04/05/06         51,048         51,020,888
    4.630%                         04/06/06         50,000         49,967,847
Sheffield Receivables Corp.
    4.690%                         04/04/06         10,248         10,243,995
    4.730%                         04/04/06        115,000        114,954,671
Solitaire Funding, L.L.C.
    4.630%                         04/03/06         35,000         34,990,997
    4.850%                         04/03/06         75,000         74,979,792
    4.710%                         04/13/06         26,455         26,413,466
Strand Capital, L.L.C.
    4.485%                         06/02/06e        65,000         64,983,804
    4.500%                         06/04/06e        75,000         74,962,500
    4.600%                         06/06/06e        65,000         64,950,167
Tasman Funding, L.L.C.
    4.640%                         04/07/06        110,000        109,914,933
    4.650%                         04/07/06         15,000         14,988,375
    4.750%                         04/20/06         88,800         88,577,383
Thames Asset Global Securitization,
  Inc.
    4.650%                         04/06/06         89,672         89,614,087


  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
COMMERCIAL PAPER (CONTINUED)
    4.650%                         04/07/06     $   19,184     $   19,169,132
    4.660%                         04/11/06         39,300         39,249,128
Yorktown Capital, L.L.C.
    4.790%                         04/03/06         41,030         41,019,081
    4.810%                         04/07/06         51,749         51,707,515
                                                                -------------
TOTAL COMMERCIAL PAPER
  (Cost $1,833,887,353)                                         1,833,887,353
                                                                -------------
MUNICIPAL BONDS -- 3.3%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B  VR
    4.920%                         04/06/06          8,055          8,055,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1,
  Class A1 VR
    4.920%                         04/05/06          9,440          9,440,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series
  B-1 VR
    4.920%                         04/05/06         13,825         13,825,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series
  B-2  VR
    4.920%                         04/05/06         39,775         39,775,000
Connecticut State Health &
  Educational Facilities Authority
  Revenue Bonds (Yale University)
  Series U VR
    3.100%                         04/07/06         43,000         42,995,700
Connecticut State Health &
  Educational Facilities Authority
  Revenue Bonds (Yale University)
  Series U2  VR
    3.100%                         04/07/06         36,475         36,471,353
Connecticut State Housing Finance
  Authority Revenue Bonds VR
    4.760%                         04/06/06          8,366          8,366,000
Madison, Wisconsin, Community
  Development Authority Revenue
  Bonds VR
    4.830%                         04/06/06          7,595          7,595,000
Utah Housing Corp. Single Family
  Mortgage Revenue Bonds Series
  C-3, Class I VR
    4.920%                         04/07/06          1,010          1,010,000
                                                                -------------
TOTAL MUNICIPAL BONDS
  (Cost $167,533,053)                                             167,533,053
                                                                -------------
TIME DEPOSITS -- 5.9%
Rabobank
    4.840%                         04/03/06        100,000        100,000,000
Wells Fargo Bank
    4.844%                         04/03/06        200,000        200,000,000
                                                                -------------
TOTAL TIME DEPOSITS
  (Cost $300,000,000)                                             300,000,000
                                                                -------------
VARIABLE RATE OBLIGATIONS++ -- 46.9%
Alliance & Leicester, P.L.C. Series
  144A f
    4.680%                         04/10/06*       165,000        165,000,000

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------     --------------
VARIABLE RATE OBLIGATIONS (CONTINUED)
American Express Credit Corp.
  Series 144A f
    4.826%                         04/20/06*    $  225,000     $  225,000,000
Bank of New York Co., Inc. Series
  144A f
    4.668%                         04/10/06*       170,000        169,981,954
CC USA, Inc. Series 144A f
    4.759%                         04/17/06        123,000        123,035,868
CFM International, Inc.
    4.830%                         04/03/06*        21,840         21,840,000
Dorada Finance, Inc. Series 144A f
    4.723%                         04/17/06*        60,000         59,998,458
Eli Lilly Services, Inc. Series
  144A f
    4.600%                         04/03/06*        75,000         75,000,000
General Electric Capital Corp.
    4.791%                         04/10/06*        15,000         15,000,000
Goldman Sachs Group, Inc. Series
  144A f
    4.849%                         04/17/06*       100,000        100,000,000
Goldman Sachs Group, Inc. Series
  144A f,g
    4.670%                         04/03/06*        85,000         85,000,000
    4.680%                         04/03/06*        25,000         25,000,000
Harrier Finance Funding, L.L.C. Series
  144A f
    4.709%                         04/17/06*       105,000        104,989,989
    4.760%                         04/24/06*        63,000         62,994,339
    4.778%                         04/27/06*        55,000         54,995,459
K2, L.L.C. Series 144A f
    4.803%                         04/25/06*        65,000         65,002,233
    4.833%                         05/01/06*       100,000        100,033,215
    4.850%                         06/15/06*        60,000         59,994,279
Lehman Brothers Holdings, Inc.
    4.590%                         04/03/06*        75,000         75,012,022
    4.884%                         04/24/06*       102,500        102,500,000
Lehman Brothers Holdings, Inc.
  Series G
    4.721%                         04/03/06*        16,665         16,686,864
Money Market Trust Series A-2 144A
  f,g
    4.824%                         04/17/06*       208,000        208,000,000
Northern Rock P.L.C. Series 144A f
    4.651%                         04/20/06*        55,000         55,022,678
Rural Electric Cooperative Grantor
  Trust (Kansas Electric Power
  Cooperative)
    4.770%                         04/05/06*        10,240         10,240,000
Tango Finance Corp. Series 144A f
    4.680%                         04/11/06*        55,000         54,998,011
    4.709%                         04/17/06*       132,000        131,995,082
    4.736%                         04/20/06*        60,000         59,996,384
Westdeutsche Landesbank A.G. Series
  144A f
    4.738%                         04/10/06*       100,000        100,000,000
White Pine Finance, L.L.C. Series
  144A f
    4.768%                         04/25/06*        50,000         49,996,813
                                                               --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,377,313,648)                                         2,377,313,648
                                                               --------------


  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------     --------------
REPURCHASE AGREEMENTS -- 4.6%
Bank of Tokyo N.A.
  (Cost $234,300,936)
  4.840%
  Agreement dated 03/31/06,
  proceeds at maturity
  $234,395,437 (Collateralized
  by $241,758,888 FNMA
  4.868% to 6.000%, due from
  06/01/35 to 03/01/36. The
  market value is
  $238,986,955.)                   04/03/06     $  234,301     $  234,300,936
                                                               --------------

TOTAL INVESTMENTS -- 100.6%
  (Cost $5,101,674,235d)                                        5,101,674,235
                                                               --------------
OTHER ASSETS AND LIABILITIES -- (0.6%)
Interest receivable and other assets                                6,770,465
Payable for securities purchased                                  (16,717,460)
Dividends payable                                                 (20,982,381)
Accrued expenses                                                   (1,290,050)
                                                               --------------
                                                                  (32,219,426)
                                                               --------------
NET ASSETS -- 100.0%                                           $5,069,454,809
                                                               ==============

 -----------------
+       See Note 1.
++      Rate in effect on 03/31/06.
*       Date of next interest rate reset.
d       Aggregate cost for federal income tax purposes.
e These securities allow the issuer to extend the maturity date. The date shown is the date to which the security can be extended. Such securities could mature earlier than the extension date.
f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid. The total market value of illiquid securities at March 31, 2006, is $424,556,546.
VR -- Variable rate demand note; interest rate in effect on 03/31/06. Maturity date is the later of the next interest rate change or exercise of the demand feature.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
MUNICIPAL BONDS -- 99.1%
ALABAMA -- 4.0%
Chatom, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds (Alabama
  Electric Project) VR
    3.300%                         04/07/06     $    3,050     $    3,050,000
Columbia, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds (Alabama
  Power Co. Project) Series D VR
    3.100%                         04/01/06          6,700          6,700,000
Jefferson County, Alabama, Sewer
  Revenue Bonds (Eagle) Series
  20026020 144A, Class A VR f
    3.210%                         04/07/06          9,830          9,830,000
Jefferson County, Alabama, Sewer
  Revenue Bonds (Eagle) Series
  20030029 144A, Class A VR f
    3.210%                         04/07/06          9,900          9,900,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-2 VR
    3.200%                         04/07/06         12,000         12,000,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-4 VR
    3.190%                         04/07/06         10,000         10,000,000
                                                                -------------
                                                                   51,480,000
                                                                -------------
ALASKA -- 2.2%
Alaska State Housing Finance Corp.
  Governmental Purpose Revenue
  Bonds (University of Alaska)
  Series A VR
    3.230%                         04/07/06         23,300         23,300,000
Alaska State Housing Finance Corp.
  Revenue Bonds (Spears) Series
  DB-132 144A VR f
    3.210%                         04/07/06          5,250          5,250,000
                                                                -------------
                                                                   28,550,000
                                                                -------------
ARIZONA -- 1.9%
ABN AMRO Munitops Certificates
  Trust (Arizona) Series 5 144A VR f
    3.220%                         04/07/06          8,695          8,695,000
Salt River Project, Arizona,
  Agricultural Improvement & Power
  District Electrical Systems
  Revenue Bonds (Eagle) Series
  20060014 144A, Class A VR f
    3.210%                         04/07/06          6,000          6,000,000
Salt River Project, Arizona,
  Agricultural Improvement & Power
  District Electrical Systems
  Revenue Bonds Series 20026010
  144A, Class A VR f
    3.210%                         04/07/06          9,900          9,900,000
                                                                -------------
                                                                   24,595,000
                                                                -------------


  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
MUNICIPAL BONDS (CONTINUED)
COLORADO -- 2.3%
Colorado Housing & Finance
  Authority Revenue Bonds
  (Multifamily Project-Class I)
  Series A-4 VR
    3.200%                         04/05/06     $    5,740     $    5,740,000
Moffat County, Colorado, Pollution
  Control Revenue Bonds (National
  Rural Utilities Co-Op) VR
    3.200%                         04/07/06          7,780          7,780,000
Westminster, Colorado, Economic
  Development Authority, Tax
  Increment Revenue Bonds (Mandalay
  Gardens Urban Renewal Project) VR
    3.200%                         04/07/06          5,690          5,690,000
Westminster, Colorado, Economic
  Development Authority, Tax
  Increment Revenue Bonds (North
  Huron Urban Renewal Project) VR
    3.200%                         04/07/06         10,450         10,450,000
                                                                -------------
                                                                   29,660,000
                                                                -------------
CONNECTICUT -- 0.2%
Connecticut State Special Tax
  Obligation Revenue Bonds
  (Transportation Infrastructure
  Purposes) Series 2 VR
    3.200%                         04/07/06          2,960          2,960,000
                                                                -------------
FLORIDA -- 7.9%
Dade County, Florida, Industrial
  Development Authority Exempt
  Facilities Revenue Bonds (Florida
  Power & Light Co.) VR
    3.210%                         04/01/06         35,400         35,400,000
Florida State Board of Education
  General Obligation Bonds (Eagle)
  Series 2003025 144A, Class A VR f
    3.210%                         04/07/06          4,900          4,900,000
Palm Beach County, Florida, School
  District TECP
    3.450%                         06/08/06         10,000         10,000,000
Peace River/Manasota Regional Water
  Supply Authority, Florida,
  Revenue Bonds (Eagle) Series
  20060033 144A, Class A VR f
    3.210%                         04/07/06          6,270          6,270,000
Putnam County, Florida, Development
  Authority Pollution Control
  Revenue Bonds (Seminole Electric
  Co-Op, Inc.) Series D PS
    3.270%                         06/15/06         15,000         15,000,000
Putnam County, Florida, Development
  Authority Pollution Control
  Revenue Bonds (Seminole Electric
  Co-Op, Inc.) Series H PS
    3.430%                         09/15/06          5,050          5,050,000

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
MUNICIPAL BONDS (CONTINUED)
FLORIDA (CONTINUED)
St. Lucie County, Florida,
  Pollution Control Revenue Bonds
  (Florida Power & Light Co.
  Project) VR
    3.200%                         04/01/06     $   25,000     $   25,000,000
                                                                -------------
                                                                  101,620,000
                                                                -------------
GEORGIA -- 3.7%
Burke County, Georgia, Development
  Authority Pollution Control
  Revenue Bonds (Georgia Power Co.
  Plant Vogtle Project) 1st Series
  PS
    2.830%                         05/05/06         24,000         24,000,000
Henry County, Georgia, Water &
  Sewer Authority Revenue Bonds
  (Eagle) Series 720050008 144A,
  Class A VR f
    3.210%                         04/07/06         16,640         16,640,000
Monroe County, Georgia, Development
  Authority Pollution Control
  Revenue Bonds (Georgia Power Co.
  Plant Scherer Project) 2nd Series
  PS
    2.830%                         05/05/06          6,000          6,000,000
                                                                -------------
                                                                   46,640,000
                                                                -------------
HAWAII -- 0.8%
ABN AMRO Munitops Certificates
  Trust (Hawaii) Series 11 144A PS f,g
    3.550%                         07/20/06          9,980          9,980,000
                                                                -------------
ILLINOIS -- 18.6%
ABN AMRO Munitops Certificates
  Trust (Illinois) Series 2 144A VR f
    3.270%                         04/07/06         14,995         14,995,000
Chicago, Illinois, Board of
  Education General Obligation
  Bonds Series D-1 VR
    3.170%                         04/01/06          1,300          1,300,000
Chicago, Illinois, Board of
  Education General Obligation
  Bonds Series D-2 VR
    3.170%                         04/01/06         10,000         10,000,000
Chicago, Illinois, General
  Obligation Bonds (Eagle) Series
  20030006-A 144A VR f
    3.210%                         04/07/06          4,800          4,800,000
Chicago, Illinois, Metropolitan
  Water Reclamation District of
  Greater Chicago General
  Obligation Bonds Series A VR
    3.180%                         04/07/06         16,000         16,000,000
Chicago, Illinois, O'Hare
  International Airport General
  Airport Third Lien Revenue Bonds
  Series C VR
    3.190%                         04/07/06         30,000         30,000,000
Hoffman Estates, Illinois, Tax
  Increment Revenue Bonds (Hoffman
  Estates Economic Development
  Project Area) VR
    3.200%                         04/07/06         14,900         14,900,000


  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Development Finance
  Authority Revenue Bonds (Lake
  Forest Academy) VR
    3.210%                         04/07/06     $    4,000     $    4,000,000
Illinois Development Finance
  Authority Revenue Bonds (McGaw
  YMCA Evanston Project) VR
    3.250%                         04/07/06          4,000          4,000,000
Illinois Development Finance
  Authority Revenue Bonds (North
  Park University) VR
    3.200%                         04/07/06         22,900         22,900,000
Illinois Development Finance
  Authority Revenue Bonds (Sacred
  Heart Schools Project) VR
    3.210%                         04/07/06          2,300          2,300,000
Illinois Educational Facilities
  Authority Revenue Bonds (The
  Adler Planetarium) VR
    3.220%                         04/07/06         10,000         10,000,000
Illinois Educational Facilities
  Authority Revenue Bonds (Field
  Museum of Natural History) VR
    3.220%                         04/07/06         15,400         15,400,000
Illinois Finance Authority Revenue
  Bonds (Lake Forest Country Day
  School Project) VR
    3.210%                         04/07/06          3,250          3,250,000
Illinois Finance Authority Revenue
  Bonds (Music & Dance Theater
  Project) VR
    3.210%                         04/07/06          5,000          5,000,000
Illinois Health Facilities
  Authority TECP
    3.350%                         06/08/06         23,500         23,500,000
    3.350%                         06/15/06         10,000         10,000,000
    3.530%                         07/06/06         10,000         10,000,000
    3.500%                         07/13/06         15,000         15,000,000
Illinois Health Facilities
  Authority Revenue Bonds (Advocate
  Health Care Network) Series A PS
    2.740%                         07/06/06         11,130         11,130,000
Illinois Regional Transportation
  Authority Revenue Bonds (Eagle)
  Series 720050003 144A, Class A VR
  f
    3.210%                         04/07/06          4,950          4,950,000
Winnebago & Boone Counties,
  Illinois, Rockford School
  District No. 205 Tax Anticipation
  Warrants
    4.180%                         10/02/06          5,250          5,265,510
                                                                -------------
                                                                  238,690,510
                                                                -------------

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
MUNICIPAL BONDS (CONTINUED)
INDIANA -- 6.5%
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Ascension Health Credit Group)
  Series A-1 PS
    2.740%                         07/03/06     $   17,000     $   17,000,000
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Ascension Health Credit Group)
  Series A-3 PS
    3.350%                         01/30/07         21,000         21,000,000
Indiana Health Facility Financing
  Authority Revenue Bonds (Union
  Hospital, Inc. Project) VR
    3.190%                         04/07/06          7,400          7,400,000
Indiana State Office Building
  Commission TECP
    3.150%                         04/07/06            300            300,000
    3.180%                         04/07/06         30,973         30,973,000
    3.300%                         04/07/06            660            660,000
Indiana Transportation Finance
  Authority Highway Revenue Bonds
  (Spears) Series DB-114 144A VR f
    3.210%                         04/06/06          3,985          3,985,000
Indiana Transportation Finance
  Authority Highway Revenue Bonds
  (Spears) Series DB-117 144A VR f
    3.210%                         04/06/06          2,075          2,075,000
                                                                -------------
                                                                   83,393,000
                                                                -------------
KANSAS -- 0.5%
Wichita, Kansas, Hospital
  Facilities Improvement Revenue
  Bonds (St. Francis Regional
  Medical Center) Series A-3 144A
  VR f
    3.210%                         04/07/06          5,940          5,940,000
                                                                -------------
KENTUCKY -- 0.8%
Mason County, Kentucky, Pollution
  Control Revenue Bonds (East
  Kentucky Power Co-Op) Series B-2
  VR
    3.300%                         04/07/06          6,120          6,120,000
Mason County, Kentucky, Pollution
  Control Revenue Bonds (East
  Kentucky Power Co-Op) Series B-3
  VR
    3.300%                         04/07/06          4,260          4,260,000
                                                                -------------
                                                                   10,380,000
                                                                -------------
MARYLAND -- 0.0%
Howard County, Maryland, TECP
    3.250%                         04/03/06            450            450,000
                                                                -------------
MASSACHUSETTS -- 0.3%
Massachusetts Bay Transportation
  Authority Revenue Bonds (Eagle)
  Series 20060037, Class A VR
    3.210%                         04/07/06          3,125          3,125,000
                                                                -------------


  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN -- 3.8%
Detroit, Michigan, City School
  District General Obligation Bonds
  (Eagle) Series 20026013 144A,
  Class A VR f
    3.210%                         04/07/06     $    7,680     $    7,680,000
Detroit, Michigan, City School
  District General Obligation Bonds
  (Eagle) Series 20026014 144A,
  Class A VR f
    3.210%                         04/07/06          7,200          7,200,000
Grand Valley State University,
  Michigan Revenue Bonds Series A VR
    3.180%                         04/07/06         15,540         15,540,000
L'Anse Creuse, Michigan, Public
  Schools General Obligation Bonds
  (Eagle) Series 20060032 144A,
  Class A VR f
    3.210%                         04/07/06          3,700          3,700,000
Michigan State General Obligation
  Notes Series A
    4.500%                         09/29/06          8,000          8,049,857
Michigan State Strategic Fund
  Limited Obligation Revenue Bonds
  (Southgate Properties Project) VR
    3.210%                         04/07/06          6,725          6,725,000
                                                                -------------
                                                                   48,894,857
                                                                -------------
MINNESOTA -- 2.0%
University of Minnesota Revenue
  Bonds Series A VR
    3.230%                         04/05/06         26,000         26,000,000
                                                                -------------
MISSISSIPPI -- 1.6%
Claiborne County, Mississippi TECP
    3.660%                         08/10/06         15,900         15,900,000
Mississippi State General
  Obligation Bonds (Eagle) Series
  20026018 144A, Class A VR f
    3.210%                         04/07/06          4,000          4,000,000
                                                                -------------
                                                                   19,900,000
                                                                -------------
MISSOURI -- 3.6%
Bi State Development Agency,
  Missouri-Illinois Metropolitan
  District Mass Transit Revenue
  Bonds (MetroLink Cross County
  Project) Series A VR
    3.170%                         04/07/06          7,000          7,000,000
Missouri State Health & Educational
  Facilities Authority Revenue
  Bonds (Eagle) Series 20026026
  144A, Class A VR f
    3.210%                         04/07/06          2,700          2,700,000
Missouri State Health & Educational
  Facilities Authority Revenue
  Bonds (Washington University)
  (Eagle) Series 20030003 144A,
  Class A VR f
    3.210%                         04/07/06          9,900          9,900,000

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI (CONTINUED)
Missouri State Health & Educational
  Facilities Authority Revenue
  Bonds (Washington University)
  Series A VR
    3.190%                         04/01/06     $    1,400     $    1,400,000
Missouri State Highways & Transit
  Commission State Road Revenue
  Bonds Series A
    4.000%                         05/01/06         23,835         23,862,103
St. Louis County, Missouri,
  Industrial Development &
  Educational Facilities Revenue
  Bonds (Whitefield School, Inc.)
  Series B VR
    3.210%                         04/07/06          1,200          1,200,000
                                                                -------------
                                                                   46,062,103
                                                                -------------
NEVADA -- 2.2%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 19 144A
  VR f
    3.270%                         04/07/06         10,950         10,950,000
Clark County, Nevada TECP
    3.180%                         04/04/06          7,000          7,000,000
    3.130%                         04/06/06         10,000         10,000,000
                                                                -------------
                                                                   27,950,000
                                                                -------------
NEW YORK -- 2.5%
ABN AMRO Munitops Certificates
  Trust (New York) Series 2 144A VR f
    3.190%                         04/07/06         14,605         14,605,000
Buffalo, New York, Fiscal Stability
  Authority Series A-1 BANS
    4.000%                         05/15/06          5,000          5,007,371
    4.000%                         08/14/06          8,000          8,032,965
New York City, New York, Municipal
  Water Finance Authority Water &
  Sewer System Revenue Bonds Series
  C VR
    3.140%                         04/01/06          4,200          4,200,000
                                                                -------------
                                                                   31,845,336
                                                                -------------
NORTH CAROLINA -- 0.2%
North Carolina State General
  Obligation Bonds (Eagle) Series
  720051001 144A, Class A VR f
    3.210%                         04/07/06          2,000          2,000,000
                                                                -------------
OHIO -- 1.6%
Cuyahoga County, Ohio, Hospital
  Revenue Bonds (Metrohealth System
  Project) VR
    3.200%                         04/07/06          8,030          8,030,000
Cuyahoga County, Ohio, Revenue
  Bonds (The Ratner School Project)
  VR
    3.250%                         04/07/06          6,500          6,500,000
Ohio State Higher Educational
  Facility Commission Revenue Bonds
  (Pooled Financing 2002 Program)
  Series A VR
    3.220%                         04/07/06          4,890          4,890,000


  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Ohio State Higher Educational
  Facility Commission Revenue Bonds
  (Pooled Financing 2003 Program)
  Series A VR
    3.280%                         04/07/06     $    1,440     $    1,440,000
                                                                -------------
                                                                   20,860,000
                                                                -------------
OREGON -- 2.2%
Clakamas County, Oregon, Hospital
  Facility Authority Revenue Bonds
  (Legacy Health System) VR
    3.180%                         04/07/06         22,800         22,800,000
Eugene, Oregon, Electric Utility
  Revenue Bonds (Eagle) Series
  20030022 144A, Class A VR f
    3.210%                         04/07/06          5,880          5,880,000
                                                                -------------
                                                                   28,680,000
                                                                -------------
PENNSYLVANIA -- 1.6%
Berks County, Pennsylvania,
  Industrial Development Authority
  Revenue Bonds (Richard J. Caron
  Foundation Project) VR
    3.230%                         04/07/06          2,800          2,800,000
Delaware County, Pennsylvania,
  Industrial Development Authority
  Pollution Control Revenue Bonds
  (Exelon Generation Co., L.L.C.) VR
    3.170%                         04/01/06         15,865         15,865,000
Pennsylvania Intergovernmental
  Cooperation Authority Special Tax
  Revenue Refunding Bonds (City of
  Philadelphia Funding Program) VR
    3.190%                         04/07/06          2,175          2,175,000
                                                                -------------
                                                                   20,840,000
                                                                -------------
TENNESSEE -- 0.2%
Metropolitan Government of
  Nashville & Davidson County,
  Tennessee, Health & Educational
  Facilities Board Revenue Bonds
  (Ascension Health) Series B PS
    3.400%                         01/04/07          2,000          2,000,000
                                                                -------------
TEXAS -- 18.4%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 8 144A
  VR f
    3.220%                         04/07/06          5,000          5,000,000
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 9 144A
  VR f
    3.200%                         04/06/06         10,002         10,002,000
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 15 144A
  VR f
    3.270%                         04/06/06         15,925         15,925,000
Corpus Christi, Texas, Utility
  Systems Revenue Bonds (Spears)
  Series DB-126 144A VR f
    3.210%                         04/07/06          5,525          5,525,000

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Denton, Texas, Independent School
  District General Obligation Bonds
  Series A VR
    3.230%                         04/07/06     $   15,000     $   15,000,000
Harris County, Texas, Department of
  Education Public Facility Corp.
  Lease Revenue Bonds VR
    3.210%                         04/07/06          5,855          5,855,000
Harris County, Texas, Health
  Facilities Development Corp.
  Hospital Revenue Bonds (Texas
  Children's Hospital) Series B-1 VR
    3.200%                         04/03/06         16,200         16,200,000
Houston, Texas, Water & Sewer
  System Revenue Bonds (STARS)
  Series 14 144A VR f
    3.210%                         04/07/06          1,000          1,000,000
Nueces County, Texas, Health
  Facilities Development Corp.
  Revenue Bonds (Driscoll
  Children's Foundation Project) VR
    3.230%                         04/07/06         17,600         17,600,000
San Antonio, Texas, Electric & Gas
  Revenue Bonds VR
    3.230%                         04/07/06         21,250         21,250,000
Texas Municipal Power Agency
  Revenue Bonds Series 144A VR f
    3.230%                         04/07/06         30,000         30,000,000
Texas Small Business Industrial
  Development Revenue Bonds VR
    3.230%                         04/07/06         35,000         35,000,000
Texas State TRANS
    4.500%                         08/31/06         20,000         20,111,639
Texas State General Obligation
  Bonds Series 144A VR f ,g
    3.500%                         06/15/06          9,730          9,730,000
Texas State General Obligation
  Bonds (Eagle) Series 200030026
  144A, Class A VR f
    3.210%                         04/07/06          2,410          2,410,000
University of North Texas TECP
    3.250%                         04/03/06          3,600          3,600,000
    3.300%                         05/08/06         19,473         19,473,000
University of Texas System, Board
  of Regents TECP
    3.180%                         05/24/06          2,500          2,500,000
                                                                -------------
                                                                  236,181,639
                                                                -------------
VIRGINIA -- 0.6%
Clarke County, Virginia, Industrial
  Development Authority Hospital
  Facilities Revenue Bonds
  (Winchester Medical Center, Inc.)
  VR
    3.200%                         04/07/06          3,500          3,500,000


  Annualized                                        Par
  Yield/Rate                        Maturity       (000)            Value+
  ---------                        ---------     ---------      -------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
Loudoun County, Virginia,
  Industrial Development Authority
  Revenue Bonds (Howard Hughes
  Medical Institute) Series C VR
    3.140%                         04/01/06     $    1,395     $    1,395,000
Loudoun County, Virginia,
  Industrial Development Authority
  Revenue Bonds (Howard Hughes
  Medical Institute) Series D VR
    3.170%                         04/07/06          3,000          3,000,000
                                                                -------------
                                                                    7,895,000
                                                                -------------
WASHINGTON -- 1.2%
Issaquah, Washington, Community
  Properties Revenue Bonds Series A
  VR
    3.200%                         04/07/06         15,000         15,000,000
                                                                -------------
WEST VIRGINIA -- 1.6%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 12 144A
  VR f
    3.200%                         04/07/06         15,000         15,000,000
West Virginia University Revenue
  Bonds (Spears) Series DB-119 144A
  VR f
    3.210%                         04/07/06          5,440          5,440,000
                                                                -------------
                                                                   20,440,000
                                                                -------------
WISCONSIN -- 3.9%
Milwaukee, Wisconsin, Redevelopment
  Authority Revenue Bonds (American
  Society for Quality) VR
    3.220%                         04/07/06          2,000          2,000,000
Waukesha, Wisconsin BANS
    3.500%                         05/01/06          3,900          3,900,000
Wisconsin Health & Educational
  Facilities Authority Revenue
  Bonds (Wheaton Franciscan
  Services, Inc. System) Series B VR
    3.180%                         04/01/06         43,750         43,750,000
                                                                -------------
                                                                   49,650,000
                                                                -------------
WYOMING -- 2.2%
Gillette, Wyoming, Pollution
  Control Revenue Bonds (Pacificorp
  Project) VR
    3.280%                         04/07/06         10,000         10,000,000
Lincoln County, Wyoming, Pollution
  Control Revenue Bonds (Exxon
  Project) Series A VR
    3.120%                         04/01/06          2,140          2,140,000
Lincoln County, Wyoming, Pollution
  Control Revenue Bonds (Exxon
  Project) Series D VR
    3.120%                         04/01/06          2,190          2,190,000

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
WYOMING (CONTINUED)
Platte County, Wyoming, Pollution
  Control Revenue Bonds (Tri-State
  Generation & Transmission
  Association) Series A VR VR
    3.170%                         04/01/06     $    6,700     $    6,700,000
Platte County, Wyoming, Pollution
  Control Revenue Bonds (Tri-State
  Generation & Transmission
  Association) Series B VR
    3.170%                         04/01/06          7,000          7,000,000
                                                               --------------
                                                                   28,030,000
                                                               --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,269,692,445)                                         1,269,692,445
                                                               --------------


                                                   Shares           Value+
                                                 ---------     --------------
TEMPORARY INVESTMENTS -- 0.7%
AIM Tax-Free Investment Co.
  Cash Reserve Portfolio                         1,074,744          1,074,744
Dreyfus Tax-Exempt Cash
  Management #264                                    3,132              3,132
Goldman Sachs Financial Square
  Tax-Exempt Money Market
  Portfolio                                      7,709,702          7,709,702
                                                               --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $8,787,578)                                                 8,787,578
                                                               --------------

TOTAL INVESTMENTS -- 99.8%
  (Cost $1,278,480,023d)                                        1,278,480,023
                                                               --------------

OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets                                6,651,486
Dividends payable                                                  (3,221,743)
Accrued expenses                                                     (289,850)
                                                               --------------
                                                                    3,139,893
                                                               --------------
NET ASSETS -- 100.0%                                           $1,281,619,916
                                                               ==============

 -----------------
+       See Note 1.
d       Aggregate cost for federal income tax purposes.
f,g     Security exempt from registration under Rule 144A of
        the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid. The total market value of illiquid securities at March 31, 2006, is $19,710,000.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 03/31/06. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS    -- Bond Anticipation Note.
TECP    -- Tax-Exempt Commercial Paper.
TRANS   -- Tax and Revenue Anticipation Note.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 AGENCY OBLIGATIONS -- 0.8%
 Federal Home Loan Mortgage Corp.
    3.625%                         02/15/08     $      917     $      893,762
 Federal National Mortgage
   Association
    5.250%                         08/01/12            665            659,135
                                                                -------------
 TOTAL AGENCY OBLIGATIONS
   (Cost $1,614,715)                                                1,552,897
                                                                -------------
 ASSET - BACKED SECURITIES -- 7.7%
 Bank One Issuance Trust Series
   2003-C1, Class C1
    4.540%                         09/15/10          2,000          1,969,950
 Capital One Multi-Asset Execution
   Trust Series 2004-C1, Class C1
    3.400%                         11/16/09          2,300          2,265,291
 Capital One Multi-Asset Execution
   Trust Series 2005-A2, Class A2
    4.050%                         02/15/11          1,600          1,566,762
 Citibank Credit Card Issuance
   Trust Series 2003-A6, Class A6
    2.900%                         05/17/10          1,200          1,145,634
 Citibank Credit Card Issuance
   Trust Series 2005-B1, Class B1
    4.400%                         09/15/10          1,200          1,173,774
 Franklin Auto Trust Series 2005-1,
   Class A4
    5.010%                         05/20/13          1,655          1,641,528
 Providian Gateway Master Trust
   Series 2004-DA 144A, Class A f
    3.350%                         09/15/11          1,600          1,556,500
 Structured Asset Securities Corp.
   Series 2004-5H, Class A2
    4.430%                         12/25/33            425            420,353
 Structured Asset Securities Corp.
   Series 2005-4XS, Class 3A2
    4.270%                         03/25/35          1,239          1,192,887
 Volkswagen Auto Lease Trust Series
   2005-A, Class A4
    3.940%                         10/20/10          1,455          1,429,330
                                                                -------------
 TOTAL ASSET - BACKED SECURITIES
   (Cost $14,638,952)                                              14,362,009
                                                                -------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 32.6%
 Adjustable Rate Mortgage Trust
   Series 2005-11, Class 2A42
    5.362%                         02/25/36          2,740          2,694,946
 Bear Stearns Commercial Mortgage
   Securities, Inc. Series
   2005-T18, Class A4
    4.933%                         02/13/42          1,800          1,718,937
 Countrywide Home Loans Series
   2003-J6, Class 1A1
    5.500%                         08/25/33          1,747          1,697,131
 DLJ Commercial Mortgage Corp.
   Series 1998-CF2, Class A1A
    5.880%                         11/12/31            338            338,220


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 DLJ Mortgage Acceptance Corp.
   Series 1996-M 144A, Class 1 f
    0.000%                         11/28/11     $       20     $       19,028
 Federal Home Loan Mortgage Corp.
   Series 199, Class IO
    6.500%                         08/01/28            331             78,426
 Federal Home Loan Mortgage Corp.
   Series 1848, Class PG
    7.000%                         05/15/26          3,086          3,177,061
 Federal Home Loan Mortgage Corp.
   Series 2390, Class PW
    6.000%                         04/15/15          5,195          5,239,776
 Federal Home Loan Mortgage Corp.
   Series 2770, Class LA
    4.500%                         04/15/33          1,575          1,509,930
 Federal Home Loan Mortgage Corp.
   Series 2835, Class HB
    5.500%                         08/15/24          1,850          1,813,347
 Federal Home Loan Mortgage Corp.
   Series 2886, Class CK
    5.000%                         11/15/19          1,070          1,021,172
 Federal Home Loan Mortgage Corp.
   Series 3099, Class PA
    5.500%                         09/15/25            963            963,533
 Federal Home Loan Mortgage Corp.
   Series 3101, Class PA
    5.500%                         10/15/25            964            963,213
 Federal National Mortgage
   Association Series 1993-197,
   Class SB
    9.014%                         10/25/08            342            348,488
 Federal National Mortgage
   Association Series 1997-20,
   Class IO
    1.840%                         03/25/27          2,964            192,068
 Federal National Mortgage
   Association Series 2002-73,
   Class OE
    5.000%                         11/25/17          5,522          5,312,411
 Federal National Mortgage
   Association Series 2003-35,
   Class BC
    5.000%                         05/25/18          1,875          1,816,032
 GMAC Mortgage Corp. Loan Trust
   Series 2005-AR3, Class 3A3
    4.877%                         06/19/35          1,501          1,483,572
 Government National Mortgage
   Association Series 2002-53,
   Class B
    5.552%                         05/16/26          1,875          1,886,118
 Government National Mortgage
   Association Series 2004-45,
   Class A
    4.020%                         12/16/21          2,769          2,683,554
 Government National Mortgage
   Association Series 2004-108,
   Class C
    5.039%                         12/16/32          1,320          1,264,636
 LB-UBS Commercial Mortgage Trust
   Series 2000-C4, Class A1
    7.180%                         09/15/19            615            622,267

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 LB-UBS Commercial Mortgage Trust
   Series 2001-C2, Class A1
    6.270%                         06/15/20     $      454     $      462,796
 LB-UBS Commercial Mortgage Trust
   Series 2005-C5, Class A3
    4.964%                         09/15/30          1,658          1,615,900
 Master Adjustable Rate Mortgages
   Trust Series 2005-8, Class 3A1
    6.000%                         12/25/35          3,619          3,624,335
 Master Alternative Loans Trust
   Series 2004-13, Class 8A1
    5.500%                         01/25/25            922            900,144
 Master Asset Securitization Trust
   Series 2003-7, Class 4A33
    5.250%                         09/25/33          2,000          1,894,535
 Morgan Stanley Capital I Series
   1998-WF2, Class A2
    6.540%                         07/15/30          2,091          2,132,730
 Morgan Stanley Capital I Series
   2005-T17, Class A5
    4.780%                         12/13/41            925            875,169
 Residential Accredit Loans, Inc.
   Series 2003-QS14, Class A1
    5.000%                         07/25/18          1,808          1,753,736
 Structured Asset Securities Corp.
   Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28          2,015            213,438
 Structured Asset Securities Corp.
   Series 2003-34A, Class 6A
    5.135%                         11/25/33          1,102          1,081,767
 Structured Asset Securities Corp.
   Series 2005-2XS, Class 2A2
    5.150%                         02/25/35          1,249          1,234,263
 Structured Asset Securities Corp.
   Series 2005-15, Class 4A1
    6.000%                         08/25/35          1,670          1,659,160
 Washington Mutual Mortgage
   Securities Corp. Series 2002-S8,
   Class 2A7
    5.250%                         01/25/18            756            740,654
 Wells Fargo Mortgage-Backed
   Securities Trust Series 2004-7,
   Class 2A2
    5.000%                         07/25/19          2,226          2,162,025
 WMALT Mortgage Pass-Through
   Certificates Series 2005-4,
   Class CB7
    5.500%                         06/25/35          1,825          1,737,694
 WMALT Mortgage Pass-Through
   Certificates Series 2005-6,
   Class 2A7
    5.500%                         08/25/35          1,830          1,809,897
                                                                -------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $62,689,203)                                              60,742,109
                                                                -------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MORTGAGE - BACKED SECURITIES -- 15.8%
 Federal National Mortgage
   Association Pool #250888
    7.000%                         04/01/12     $       75     $       76,912
 Federal National Mortgage
   Association Pool #359740
    7.000%                         10/01/26             12             12,043
 Federal National Mortgage
   Association Pool #364248
    7.000%                         01/01/27             63             64,695
 Federal National Mortgage
   Association Pool #695910
    5.000%                         05/01/18          1,197          1,171,334
 Federal National Mortgage
   Association Pool #725232
    5.000%                         03/01/34          4,332          4,137,361
 Federal National Mortgage
   Association Pool #725584
    5.000%                         07/01/34          3,948          3,766,815
 Federal National Mortgage
   Association Pool #734890
    5.000%                         08/01/18          2,179          2,129,231
 Federal National Mortgage
   Association Pool #744361
    5.500%                         10/01/33            904            884,454
 Federal National Mortgage
   Association Pool #756294
    5.500%                         12/01/33          1,618          1,583,249
 Federal National Mortgage
   Association Pool #759299
    5.500%                         01/01/34          2,513          2,458,436
 Federal National Mortgage
   Association Pool #779482
    5.500%                         06/01/34          3,708          3,625,452
 Federal National Mortgage
   Association Pool #780020
    6.000%                         05/01/34          2,698          2,700,345
 Federal National Mortgage
   Association Pool #804292
    5.000%                         11/01/34          1,026            978,405
 Federal National Mortgage
   Association Pool #810426
    6.000%                         03/01/35          1,143          1,144,088
 Federal National Mortgage
   Association Pool #821954
    5.500%                         06/01/35          1,526          1,490,240
 Federal National Mortgage
   Association Pool #821994
    5.500%                         07/01/35          1,551          1,515,089
 Government National Mortgage
   Association Pool #442138
    8.000%                         11/15/26            151            161,716

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MORTGAGE - BACKED SECURITIES (CONTINUED)
 Government National Mortgage
   Association Pool #555127
    7.000%                         09/15/31     $      153     $      160,074
 Government National Mortgage
   Association Pool #780167
    7.000%                         12/15/24            529            551,782
 Government National Mortgage
   Association Pool #781040
    7.500%                         11/15/17            781            815,660
                                                                -------------
 TOTAL MORTGAGE - BACKED SECURITIES
   (Cost $30,102,399)                                              29,427,381
                                                                -------------
 CORPORATE BONDS -- 23.0%
 ELECTRIC -- 1.2%
 Consolidated Edison Co. of New York
    5.700%                         02/01/34            225            216,576
    5.850%                         03/15/36            800            785,882
 Constellation Energy Group, Inc.
    7.600%                         04/01/32          1,000          1,147,237
                                                                -------------
                                                                    2,149,695
                                                                -------------
 FINANCE - BANK -- 3.4%
 Capital One Financial Co.
    5.500%                         06/01/15          1,510          1,468,132
 Citigroup, Inc.
    6.500%                         01/18/11            220            229,843
 European Investment Bank
    2.375%                         06/15/07            780            756,700
 First Union Institutional Capital I
    8.040%                         12/01/26            310            326,318
 Marshall & Ilsley Corp.
    4.375%                         08/01/09          2,000          1,944,304
 Royal Bank of Scotland Group P.L.C.
    5.050%                         01/08/15          1,560          1,500,714
                                                                -------------
                                                                    6,226,011
                                                                -------------
 FINANCE - NON-BANK -- 7.4%
 Allstate Life Global Funding Trust
    3.850%                         01/25/08            460            448,465
 American Express Credit Corp.
    3.000%                         05/16/08            990            946,090
 American General Finance Corp.
    5.400%                         12/01/15          1,630          1,581,155
 Associates Corp. N.A.
    6.950%                         11/01/18            420            467,808
 CIT Group, Inc.
    5.000%                         02/13/14            450            427,783
 Countrywide Home Loan, Inc.
    4.125%                         09/15/09          1,125          1,076,151
 EOP Operating L.P.
    7.750%                         11/15/07          1,570          1,623,556
 General Electric Capital Corp.
    4.125%                         09/01/09            700            675,452


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 CORPORATE BONDS (CONTINUED)
 FINANCE - NON-BANK (CONTINUED)
 Goldman Sachs Capital I, Inc.
    6.345%                         02/15/34     $    1,000     $      994,878
 John Deere Capital Corp.
    5.100%                         01/15/13            645            629,702
 Lehman Brothers Holdings, Inc.
    4.000%                         01/22/08            350            342,406
    7.000%                         02/01/08            220            226,393
 Morgan Stanley
    4.000%                         01/15/10          1,000            950,966
 Residential Capital Corp.
    6.375%                         06/30/10            600            605,007
 Simon Property Group L.P.
    5.375%                         08/28/08            740            738,659
 Textron Financial Corp.
    5.875%                         06/01/07          1,065          1,071,974
    6.000%                         11/20/09          1,000          1,018,439
                                                                -------------
                                                                   13,824,884
                                                                -------------
 INDUSTRIAL -- 5.3%
 Boeing Capital Corp.
    6.500%                         02/15/12            205            216,011
 Boeing Co.
    8.750%                         09/15/31            590            802,718
 Centex Corp.
    4.550%                         11/01/10          1,500          1,424,707
 Comcast Corp.
    5.300%                         01/15/14             19             18,094
    4.950%                         06/15/16            635            579,794
 DaimlerChrysler N.A. Holding Corp.
    5.875%                         03/15/11          1,200          1,195,884
 Diageo Capital P.L.C.
    4.375%                         05/03/10            325            312,288
 Genentech, Inc.
    5.250%                         07/15/35            900            812,482
 General Mills, Inc.
    6.000%                         02/15/12            826            842,504
 Harrahs Operating Co., Inc.
    5.625%                         06/01/15          1,045          1,003,050
 Kroger Co.
    6.800%                         04/01/11            500            521,497
 Procter & Gamble Co. - Guaranteed
   ESOP Debentures Series A
    9.360%                         01/01/21            500            628,667
 Schering-Plough Corp.
    6.750%                         12/01/33            575            618,359
 Wellpoint, Inc.
    5.850%                         01/15/36          1,000            948,049
                                                                -------------
                                                                    9,924,104
                                                                -------------
 OIL -- 2.0%
 Burlington Resources Finance Co.
    6.500%                         12/01/11          1,000          1,050,836

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 CORPORATE BONDS (CONTINUED)
 OIL (CONTINUED)
 Conoco Funding Co.
    6.350%                         10/15/11     $      215     $      224,432
 Conoco, Inc.
    6.950%                         04/15/29          1,335          1,514,854
 Marathon Oil Corp.
    5.375%                         06/01/07          1,000          1,000,795
                                                               --------------
                                                                    3,790,917
                                                               --------------
 TELEPHONES -- 3.2%
 BellSouth Corp.
    6.000%                         11/15/34          1,800          1,684,260
 France Telecom S.A.
    7.750%                         03/01/11          1,100          1,202,553
 Verizon Global Funding Corp.
    7.250%                         12/01/10          1,105          1,174,475
 Verizon Wireless Capital, L.L.C.
    5.375%                         12/15/06          1,000          1,000,327
 Vodafone Group P.L.C.
    7.750%                         02/15/10            860            922,363
                                                               --------------
                                                                    5,983,978
                                                               --------------
 TRANSPORTATION -- 0.5%
 Burlington Northern Santa Fe Corp.
    7.950%                         08/15/30            700            873,000
 Federal Express Corp.
    6.720%                         01/15/22              2              2,402
                                                               --------------
                                                                      875,402
                                                               --------------
 TOTAL CORPORATE BONDS
   (Cost $43,619,689)                                              42,774,991
                                                               --------------
 U.S. TREASURY OBLIGATIONS -- 18.0%
 U.S. TREASURY BONDS -- 8.8%
    7.250%                         05/15/16          3,455          4,087,158
    8.750%                         08/15/20          5,068          6,962,565
    8.000%                         11/15/21            650            854,040
    6.125%                         11/15/27          1,065          1,212,770
    5.500%                         08/15/28          3,020          3,200,493
                                                               --------------
                                                                   16,317,026
                                                               --------------
 U.S. TREASURY NOTES -- 9.2%
    3.750%                         05/15/08          1,790          1,752,104
    4.375%                         11/15/08            405            400,507
    3.500%                         08/15/09          1,310          1,256,782
    3.875%                         07/15/10          7,200          6,941,254
    5.000%                         02/15/11          1,000          1,008,438
    4.875%                         02/15/12          4,100          4,107,692
    4.250%                         08/15/15          1,755          1,672,392
                                                               --------------
                                                                   17,139,169
                                                               --------------
 TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $34,370,055)                                              33,456,195
                                                               --------------


                                                   Shares           Value+
                                                  ---------    --------------
 TEMPORARY INVESTMENTS -- 3.5%
 Goldman Sachs Financial Square
   Money Market Portfolio                        6,627,136     $    6,627,136
 JPMorgan Prime Money Market
   Fund                                                  7                  7
                                                               --------------
 TOTAL TEMPORARY INVESTMENTS
   (Cost $6,627,143)                                                6,627,143
                                                               --------------

 TOTAL INVESTMENTS -- 101.4%
   (Cost $193,662,156)                                            188,942,725
                                                               --------------

 OTHER ASSETS AND LIABILITIES -- (1.4%)
 Interest receivable and other assets                               1,506,460
 Receivable for capital stock sold                                         39
 Payable for securities purchased                                  (3,803,243)
 Payable for capital stock redeemed                                   (24,575)
 Dividends payable                                                   (249,166)
 Accrued expenses                                                     (85,599)
                                                               --------------

                                                                   (2,656,084)
                                                               --------------
 NET ASSETS -- 100.0%                                          $  186,286,641
                                                               ==============

 -----------------
 The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

 Basis                          $193,827,465
                                ============

 Gross Appreciation             $    292,947
 Gross Depreciation               (5,177,687)
                                ------------

 Net Depreciation               $ (4,884,740)
                                ============
 +      See Note 1.
 f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.
 IO     -- Interest Only Security.

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
CORPORATE BONDS -- 96.6%
AEROSPACE & DEFENSE -- 2.3%
Alliant Techsystems, Inc.
    6.750%                         04/01/16     $       76     $       77,140
Aviall, Inc.
    7.625%                         07/01/11            535            549,712
DRS Technologies, Inc.
    7.625%                         02/01/18             74             76,590
Gencorp, Inc.
    9.500%                         08/15/13            423            458,955
L-3 Communications Corp.
    5.875%                         01/15/15            600            574,500
                                                                -------------
                                                                    1,736,897
                                                                -------------
ALCOHOLIC BEVERAGES -- 0.0%
Constellation Brands, Inc. Series B
    8.125%                         01/15/12             25             26,344
                                                                -------------
AUTO COMPONENTS -- 0.9%
Commercial Vehicle Group, Inc.
    8.000%                         07/01/13            220            221,100
Goodyear Tire & Rubber Co.
    9.000%                         07/01/15            435            443,700
                                                                -------------
                                                                      664,800
                                                                -------------
AUTOMOBILES -- 1.5%
Adesa, Inc.
    7.625%                         06/15/12             62             63,705
General Motors Acceptance Corp.
    6.875%                         08/28/12            575            531,110
United Auto Group, Inc.
    9.625%                         03/15/12            548            582,935
                                                                -------------
                                                                    1,177,750
                                                                -------------
CASINOS -- 4.2%
Aztar Corp.
    7.875%                         06/15/14            500            543,750
Boyd Gaming Corp.
    7.750%                         12/15/12            110            115,775
    6.750%                         04/15/14            250            250,625
    7.125%                         02/01/16            178            181,337
Kerzner International
    6.750%                         10/01/15            660            697,950
Las Vegas Sands Corp.
    6.375%                         02/15/15            400            386,000
MGM Mirage, Inc. 144A f
    6.750%                         04/01/13            625            625,000
Station Casinos, Inc.
    6.500%                         02/01/14            150            149,063
    6.875%                         03/01/16            257            259,570
                                                                -------------
                                                                    3,209,070
                                                                -------------
CHEMICALS -- 4.9%
Airgas, Inc.
    6.250%                         07/15/14            170            168,300
Ethyl Corp.
    8.875%                         05/01/10            450            469,125
Georgia Gulf Corp.
    7.125%                         12/15/13            575            586,500


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
CORPORATE BONDS (CONTINUED)
CHEMICALS (CONTINUED)
Hercules, Inc.
    6.750%                         10/15/29     $      660     $      650,100
Lyondell Chemical Co.
    10.500%                        06/01/13            625            695,312
Methanex Corp.
    6.000%                         08/15/15            350            329,492
NOVA Chemicals Corp.
    6.500%                         01/15/12            650            607,750
Westlake Chemicals Corp.
    6.625%                         01/15/16            298            296,138
                                                                -------------
                                                                    3,802,717
                                                                -------------
COMMERCIAL SERVICES & SUPPLIES -- 6.3%
Allied Waste N.A., Inc.
    7.250%                         03/15/15            276            282,900
Ashtead Holdings, P.L.C. Series
  144A f
    8.625%                         08/01/15            415            433,675
CHC Helicopter Corp.
    7.375%                         05/01/14            600            615,000
Iron Mountain, Inc.
    7.750%                         01/15/15            375            379,687
    6.625%                         01/01/16            250            236,250
Mac-Gray Corp.
    7.625%                         08/15/15            455            466,375
Mobile Mini, Inc.
    9.500%                         07/01/13            557            612,700
OMI Corp.
    7.625%                         12/01/13            500            513,750
Overseas Shipholding Group
    8.250%                         03/15/13            625            667,187
United Rentals N.A., Inc.
    7.750%                         11/15/13             75             75,375
    7.000%                         02/15/14             50             48,375
Vertrue, Inc.
    9.250%                         04/01/14            490            502,863
                                                                -------------
                                                                    4,834,137
                                                                -------------
COMMUNICATIONS EQUIPMENT -- 0.5%
Superior Essex Communications L.P.
  Essex Group, Inc.
    9.000%                         04/15/12            398            401,980
                                                                -------------
CONSTRUCTION & ENGINEERING -- 3.8%
Beazer Homes USA, Inc.
    6.875%                         07/15/15            550            525,250
K. Hovnanian Enterprises
    6.000%                         01/15/10            139            133,865
M/I Homes, Inc.
    6.875%                         04/01/12            490            455,700
Meritage Homes Corp.
    6.250%                         03/15/15            600            534,000
Standard Pacific Corp.
    6.250%                         04/01/14            500            446,250
Technical Olympic USA, Inc.
    7.500%                         03/15/11            475            434,625

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
CORPORATE BONDS (CONTINUED)
CONSTRUCTION & ENGINEERING (CONTINUED)
William Lyon Homes, Inc.
    7.500%                         02/15/14     $      500     $      433,750
                                                                -------------
                                                                    2,963,440
                                                                -------------
CONSTRUCTION MATERIALS -- 1.5%
Dycom Industries, Inc.
    8.125%                         10/15/15            272            281,520
Texas Industries, Inc.
    7.250%                         07/15/13            197            203,895
U.S. Concrete, Inc.
    8.375%                         04/01/14            675            698,625
                                                                -------------
                                                                    1,184,040
                                                                -------------
CONTAINERS & PACKAGING -- 1.8%
Crown Americas, Inc. Series 144A f
    7.625%                         11/15/13            232            241,280
Greif, Inc.
    8.875%                         08/01/12            575            615,250
Jefferson Smurfit Corp.
    7.500%                         06/01/13            560            529,200
                                                                -------------
                                                                    1,385,730
                                                                -------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.1%
Citizens Communications Co.
    9.250%                         05/15/11            500            551,250
    6.250%                         01/15/13            175            171,062
GCI, Inc.
    7.250%                         02/15/14            590            582,625
Syniverse Technologies, Inc.
    7.750%                         08/15/13            280            281,750
                                                                -------------
                                                                    1,586,687
                                                                -------------
ELECTRIC UTILITIES -- 1.0%
Inergy L.P.
    6.875%                         12/15/14            155            148,025
Mirant North America, L.L.C. Series
  144A f
    7.375%                         12/31/13            543            556,575
Sierra Pacific Resources Series
  144A f
    6.750%                         08/15/17             45             45,394
                                                                -------------
                                                                      749,994
                                                                -------------
ENERGY EQUIPMENT & SERVICES -- 2.0%
Compagnie Generale de Geophysique
  S.A. Series 144A f
    7.500%                         05/15/15            300            310,500
Grant Prideco, Inc. Series B
    6.125%                         08/15/15             40             39,200
GulfMark Offshore, Inc.
    7.750%                         07/15/14            525            538,125
Hanover Compressor Co.
    9.000%                         06/01/14            575            621,000
                                                                -------------
                                                                    1,508,825
                                                                -------------
FINANCIAL SERVICES -- 0.8%
FTI Consulting, Inc.
    7.625%                         06/15/13            565            597,487
                                                                -------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
FOOD & DRUG RETAILING -- 1.8%
Ingles Markets, Inc.
    8.875%                         12/01/11     $      575     $      603,750
Jean Coutu Group (PJC), Inc.
    7.625%                         08/01/12            225            219,937
    8.500%                         08/01/14            450            415,125
NBTY, Inc. Series 144A f
    7.125%                         10/01/15            120            114,000
                                                                -------------
                                                                    1,352,812
                                                                -------------
FOOD PRODUCTS -- 4.8%
Chiquita Brands International, Inc.
    8.875%                         12/01/15            450            418,500
Del Monte Corp.
    8.625%                         12/15/12            650            689,812
Gold Kist, Inc.
    10.250%                        03/15/14            570            618,450
O'Charley's, Inc.
    9.000%                         11/01/13            660            676,500
Pilgrims Pride Corp.
    9.250%                         11/15/13            650            658,125
Smithfield Foods, Inc. Series B
    7.750%                         05/15/13            625            646,875
                                                                -------------
                                                                    3,708,262
                                                                -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Fisher Scientific International,
  Inc.
    6.125%                         07/01/15            422            414,087
Rotech Healthcare, Inc.
    9.500%                         04/01/12            475            496,375
                                                                -------------
                                                                      910,462
                                                                -------------
HEALTH CARE PROVIDERS & SERVICES -- 4.9%
Chemed Corp.
    8.750%                         02/24/11            250            266,250
HCA, Inc.
    6.500%                         02/15/16            560            548,384
Omnicare, Inc.
    6.875%                         12/15/15            300            300,750
Psychiatric Solutions, Inc.
    7.750%                         07/15/15            350            357,875
Res-Care, Inc.
    7.750%                         10/15/13            253            255,530
Service Corp. International Series
  144A f
    7.000%                         06/15/17            555            567,487
Stewart Enterprises Series 144A f
    6.250%                         02/15/13            639            616,635
Tenet Healthcare Corp.
    9.875%                         07/01/14            190            193,325
Triad Hospitals, Inc.
    7.000%                         05/15/12            450            452,250
    7.000%                         11/15/13            200            198,000
                                                                -------------
                                                                    3,756,486
                                                                -------------

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
CORPORATE BONDS (CONTINUED)
HOTELS, RESTAURANTS & LEISURE -- 5.4%
Carmike Cinemas, Inc.
    7.500%                         02/15/14     $       490    $      452,025
Felcor Lodging L. P.
    9.000%                         06/01/11            600            660,000
Gaylord Entertainment Co.
    8.000%                         11/15/13            475            497,562
    6.750%                         11/15/14            115            112,700
Host Marriott L.P.
    7.000%                         08/15/12            295            302,744
    7.125%                         11/01/13            145            148,263
Host Marriott L.P. Series 144A f
    6.750%                         06/01/16            260            260,975
Intrawest Corp.
    7.500%                         10/15/13            700            713,125
Landry's Restaurants, Inc.
    7.500%                         12/15/14            447            433,590
Vail Resorts, Inc.
    6.750%                         02/15/14            560            555,800
                                                                -------------
                                                                    4,136,784
                                                                -------------
HOUSEHOLD DURABLES -- 0.6%
Jacuzzi Brands, Inc.
    9.625%                         07/01/10            430            463,325
                                                                -------------
HOUSEHOLD PRODUCTS -- 1.0%
Alltrista Corp.
    9.750%                         05/01/12            575            596,562
Rayovac Corp.
    8.500%                         10/01/13            195            181,350
                                                                -------------
                                                                      777,912
                                                                -------------
INDUSTRIAL CONGLOMERATES -- 0.9%
Trinity Industries, Inc.
    6.500%                         03/15/14            675            678,375
                                                                -------------
INSURANCE -- 0.1%
UNUMprovident Finance Co. Series
  144A f
    6.850%                         11/15/15             85             86,565
                                                                -------------
IT CONSULTING & SERVICES -- 0.6%
Unisys Corp.
    8.000%                         10/15/12            500            493,750
                                                                -------------
MACHINERY -- 2.7%
Blount, Inc.
    8.875%                         08/01/12            300            313,500
Case New Holland, Inc.
    9.250%                         08/01/11            470            504,075
Columbus Mckinnon Corp.
    8.875%                         11/01/13            350            369,250
JLG Industries, Inc.
    8.375%                         06/15/12            450            474,750
Westinghouse Air Brake Technologies
  Corp.
    6.875%                         07/31/13            375            381,562
                                                                -------------
                                                                    2,043,137
                                                                -------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
CORPORATE BONDS (CONTINUED)
MEDIA -- 5.2%
CanWest Media, Inc.
    8.000%                         09/15/12     $      328     $      337,840
DirecTV Holdings/Finance Notes
    6.375%                         06/15/15            545            540,912
Echostar DBS Corp.
    6.625%                         10/01/14            750            728,438
Entercom Radio, L.L.C.
    7.625%                         03/01/14             47             48,175
Fisher Communications, Inc.
    8.625%                         09/15/14            675            716,344
Imax Corp.
    9.625%                         12/01/10            275            292,875
Lamar Media Corp.
    6.625%                         08/15/15            270            270,000
Liberty Media Corp.
    5.700%                         05/15/13            400            373,964
R.H. Donnelley Corp.
    6.875%                         01/15/13            392            368,480
Radio One, Inc.
    6.375%                         02/15/13            245            233,975
Reader's Digest Association, Inc.
    6.500%                         03/01/11            100            100,250
                                                                -------------
                                                                    4,011,253
                                                                -------------
METALS & MINING -- 2.0%
Arch Western Finance, L.L.C.
    6.750%                         07/01/13            515            513,712
Gibraltar Industries, Inc. Series
  144A f
    8.000%                         12/01/15            250            253,750
Russel Metals, Inc.
    6.375%                         03/01/14            250            248,125
Steel Dynamics, Inc.
    9.500%                         03/15/09            510            534,863
                                                                -------------
                                                                    1,550,450
                                                                -------------
MULTI-UTILITIES -- 0.2%
Williams Cos., Inc. Series 144A f
    6.375%                         10/01/10            125            124,375
                                                                -------------
MULTILINE RETAIL -- 3.0%
Central Garden & Pet Co.
    9.125%                         02/01/13            600            633,000
Couche-Tard Financing Corp.
    7.500%                         12/15/13            685            705,550
Rent-A-Center, Inc. Series B
    7.500%                         05/01/10            675            678,375
Rent-Way, Inc.
    11.875%                        06/15/10            295            309,750
                                                                -------------
                                                                    2,326,675
                                                                -------------
OFFICE ELECTRONICS -- 0.9%
IKON Office Solutions, Inc.
    7.750%                         09/15/15            500            518,750

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
CORPORATE BONDS (CONTINUED)
OFFICE ELECTRONICS (CONTINUED)
Xerox Corporation
    6.400%                         03/15/16     $      199     $      198,503
                                                                -------------
                                                                      717,253
                                                                -------------
OIL & GAS -- 6.4%
Chesapeake Energy Corp.
    6.250%                         01/15/18            636            624,870
Compton Petroleum Finance Corp.
  Series 144A f
    7.625%                         12/01/13            382            383,910
Comstock Resources, Inc.
    6.875%                         03/01/12            500            495,000
Denbury Resources, Inc.
    7.500%                         04/01/13            700            726,250
Dynegy Holdings Inc. Series 144A f
    8.375%                         05/01/16             76             76,000
Encore Acquisition Co.
    6.000%                         07/15/15            315            295,312
Energy Partners, Ltd.
    8.750%                         08/01/10            485            498,338
Ferrellgas Partners L.P.
    8.750%                         06/15/12             75             76,313
Giant Industries, Inc.
    8.000%                         05/15/14            300            311,250
Houston Exploration Co.
    7.000%                         06/15/13            510            497,250
Pacific Energy Partners L.P.
    7.125%                         06/15/14            140            143,150
Stone Energy Corp.
    8.250%                         12/15/11            390            393,900
Tesoro Corp. Series 144A f
    6.625%                         11/01/15            255            253,725
Western Oil Sands, Inc.
    8.375%                         05/01/12            150            167,250
                                                                -------------
                                                                    4,942,518
                                                                -------------
PAPER & FOREST PRODUCTS -- 3.2%
Abitibi-Consolidated, Inc.
    8.550%                         08/01/10            340            343,400
    7.750%                         06/15/11            150            145,500
Bowater, Inc.
    7.950%                         11/15/11            450            451,125
Cascades, Inc.
    7.250%                         02/15/13            525            496,125
Longview Fibre Co.
    10.000%                        01/15/09            575            606,625
Norske Skog Canada, Ltd.
    8.625%                         06/15/11            450            454,500
                                                                -------------
                                                                    2,497,275
                                                                -------------
PERSONAL PRODUCTS -- 0.7%
Elizabeth Arden, Inc.
    7.750%                         01/15/14            500            515,000
                                                                -------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
CORPORATE BONDS (CONTINUED)
PHARMACEUTICALS -- 1.0%
Angiotech Pharmaceuticals Series
  144A f
    7.750%                         04/01/14     $      152     $      154,280
Mylan Laboratories, Inc.
    6.375%                         08/15/15            600            606,000
                                                                -------------
                                                                      760,280
                                                                -------------
PUBLISHING -- 0.5%
Quebecor World Capital Corp. Series
  144A f
    8.750%                         03/15/16            390            382,312
                                                                -------------
REAL ESTATE -- 7.0%
AMR Real Estate
    8.125%                         06/01/12            700            722,750
Cornell Cos., Inc.
    10.750%                        07/01/12            450            474,750
Corrections Corp. of America
    7.500%                         05/01/11            500            517,500
    6.250%                         03/15/13             30             29,662
    6.750%                         01/31/14             35             35,569
Crescent Real Estate Equities L.P.
    9.250%                         04/15/09            575            603,261
Forest City Enterprises, Inc.
    7.625%                         06/01/15            325            344,500
    6.500%                         02/01/17            345            342,412
OMEGA Healthcare Investors, Inc.
    7.000%                         04/01/14            750            761,250
Senior Housing Properties Trust
    7.875%                         04/15/15            390            409,500
Trustreet Properties, Inc.
    7.500%                         04/01/15            591            595,433
Ventas Realty L.P. / Ventas Capital
  Corp.
    9.000%                         05/01/12            525            591,938
                                                                -------------
                                                                    5,428,525
                                                                -------------
SPECIALTY RETAIL -- 3.3%
Brown Shoe Co., Inc.
    8.750%                         05/01/12            479            507,740
CSK Auto Corp.
    7.000%                         01/15/14            265            253,738
GSC Holdings Corp. Series 144A f
    8.000%                         10/01/12            450            448,875
Payless Shoesource, Inc.
    8.250%                         08/01/13            750            791,250
Steinway Musical Instruments, Inc.
  Series 144A f
    7.000%                         03/01/14            522            524,610
                                                                -------------
                                                                    2,526,213
                                                                -------------
TEXTILES & APPAREL -- 3.7%
Oxford Industries, Inc.
    8.875%                         06/01/11            555            574,425
Perry Ellis International, Inc.
  Series B
    8.875%                         09/15/13            325            326,625

                              HARRIS INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------     -------------
CORPORATE BONDS (CONTINUED)
TEXTILES & APPAREL (CONTINUED)
Phillips-Van Heusen Corp.
    7.250%                         02/15/11     $        350   $      358,750
Quicksilver, Inc.
    6.875%                         04/15/15              550          537,625
Russell Corp.
    9.250%                         05/01/10              425          443,063
Warnaco, Inc.
    8.875%                         06/15/13              550          587,125
                                                               --------------
                                                                    2,827,613
                                                               --------------
TOBACCO -- 1.0%
Alliance One International
    11.000%                        05/15/12            165            159,225
R.J. Reynolds Tobacco Holding, Inc.
    7.250%                         06/01/12            625            648,438
                                                               --------------
                                                                      807,663
                                                               --------------
TRANSPORTATION INFRASTRUCTURE -- 0.9%
Greenbrier Cos., Inc.
    8.375%                         05/15/15            685            720,963
                                                               --------------
TOTAL CORPORATE BONDS
  (Cost $74,567,255)                                               74,376,136
                                                               --------------


                                                   Shares           Value+
                                                  ---------    --------------
TEMPORARY INVESTMENTS -- 2.5%
AIM Short-Term Investment Co.
  Liquid Assets Prime Portfolio                  1,077,799          1,077,799
Dreyfus Cash Management Plus
  #719                                             834,690            834,690
                                                               --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,912,489)                                                 1,912,489
                                                               --------------

TOTAL INVESTMENTS -- 99.1%
  (Cost $76,479,744)                                               76,288,625
                                                               --------------

OTHER ASSETS AND LIABILITIES -- 0.9%
Interest receivable and other assets                                1,598,476
Receivable for securities sold                                        257,950
Payable for securities purchased                                   (1,134,462)
Payable for capital stock redeemed                                     (9,059)
Dividends payable                                                     (16,222)
Accrued expenses                                                      (35,117)
                                                               --------------

                                                                      661,566
                                                               --------------
NET ASSETS -- 100.0%                                           $   76,950,191
                                                               ==============

 -----------------
 The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

 Basis                          $76,480,344
                                ===========

 Gross Appreciation                $864,484
 Gross Depreciation              (1,056,203)
                                -----------

 Net Depreciation               $  (191,719)
                                ===========
+       See Note 1.
f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
AGENCY OBLIGATIONS -- 40.7%
AID-Israel
    5.500%                         09/18/23     $    1,500     $    1,537,803
AID-Peru
    9.980%                         08/01/08            850            897,597
Federal Home Loan Bank
    4.630%                         04/03/06          1,000          1,000,000
    5.210%                         04/04/06          1,400          1,398,863
Federal National Mortgage
  Association
    4.660%                         04/05/06          1,300          1,299,663
    5.250%                         04/15/07            750            751,010
    6.250%                         02/01/11            750            778,634
    6.000%                         05/15/11          1,000          1,037,857
Rowan Cos., Inc.
    6.150%                         07/01/10          1,650          1,676,811
Small Business Administration
  Participation Certificates Series
  1997-10C, Class 1
    6.950%                         05/01/07             97             97,247
                                                                -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $10,353,315)                                               10,475,485
                                                                -------------
ASSET - BACKED SECURITIES -- 3.4%
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%                         11/16/09            210            215,462
Contimortgage Home Equity Loan
  Trust Series 1997-4, Class A7
    6.630%                         09/15/16            193            191,971
MBNA Credit Card Master Note Trust
  Series 2005-A7, Class A7
    4.300%                         02/15/11            480            470,876
                                                                -------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $898,061)                                                     878,309
                                                                -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 29.3%
Federal Home Loan Mortgage Corp.
  Series 202, Class IO
    6.500%                         04/01/29            133             32,725
Federal National Mortgage
  Association Series 1997-20, Class IO
    1.840%                         03/25/27          1,231             79,769
Federal National Mortgage
  Association Series 2001-T2, Class A
    5.780%                         11/25/10          1,697          1,712,678
Federal National Mortgage
  Association Series 2002-73, Class OE
    5.000%                         11/25/17          1,200          1,154,454
Federal National Mortgage
  Association Grantor Trust Series
  2002-T3, Class B
    5.763%                         12/25/11          2,000          2,047,966
Government National Mortgage
  Association Series 2002-28, Class A
    4.776%                         02/16/18            345            344,621
Government National Mortgage
  Association Series 2003-5, Class A
    3.202%                         04/16/19          1,211          1,171,902


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Government National Mortgage
  Association Series 2004-45, Class A
    4.020%                         12/16/21     $      923     $      894,518
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28            789             83,614
                                                                -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $8,021,978)                                                 7,522,247
                                                                -------------
MORTGAGE - BACKED SECURITIES -- 2.5%
Federal National Mortgage
  Association Pool #8217
    11.000%                        12/01/15            130            136,240
Government National Mortgage
  Association Pool #8720
    5.125%                         10/20/25             13             13,014
Government National Mortgage
  Association Pool #162989
    9.000%                         05/15/16              1              911
Government National Mortgage
  Association Pool #227125
    9.000%                         07/15/17             12             12,605
Government National Mortgage
  Association Pool #346458
    8.000%                         03/15/23             14             14,656
Government National Mortgage
  Association Pool #352110
    7.000%                         08/15/23            137            142,417
Government National Mortgage
  Association Pool #442138
    8.000%                         11/15/26            122            131,023
Government National Mortgage
  Association Pool #780389
    9.000%                         08/15/09            191            196,164
                                                                -------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $626,518)                                                     647,030
                                                                -------------
U.S. TREASURY OBLIGATIONS -- 22.6%
U.S. TREASURY BONDS -- 5.9%
    7.250%                         05/15/16            665            786,674
    8.750%                         08/15/20            375            515,186
    6.125%                         11/15/27            198            225,473
                                                                -------------
                                                                    1,527,333
                                                                -------------
U.S. TREASURY NOTES -- 16.7%
    4.375%                         11/15/08          1,600          1,582,251
    3.500%                         08/15/09          1,000            959,376
    3.875%                         07/15/10            500            482,031
    4.250%                         08/15/15          1,320          1,257,868
                                                                -------------
                                                                    4,281,526
                                                                -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,913,661)                                                 5,808,859
                                                                -------------

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------    --------------
TEMPORARY INVESTMENTS -- 0.7%
Goldman Sachs Financial Square
  Treasury Obligation Portfolio                     77,364     $       77,364
JPMorgan Prime Money Market Fund                    99,922             99,922
                                                               --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $177,286)                                                     177,286
                                                               --------------

TOTAL INVESTMENTS -- 99.2%
  (Cost $25,990,819)                                               25,509,216
                                                               --------------

OTHER ASSETS AND LIABILITIES -- 0.8%
Interest receivable and other assets                                  242,102
Receivable for capital stock sold                                         301
Payable for capital stock redeemed                                    (18,173)
Dividends payable                                                     (10,155)
Accrued expenses                                                      (12,256)
                                                               --------------

                                                                      201,819
                                                               --------------
NET ASSETS -- 100.0%                                           $   25,711,035
                                                               ==============

-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                           $25,996,781
                                ===========

Gross Appreciation              $   160,611
Gross Depreciation                 (648,176)
                                -----------

Net Depreciation                $  (487,565)
                                ===========
+       See Note 1.
IO      -- Interest Only Security.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MUNICIPAL BONDS -- 97.6%
 ALABAMA -- 3.4%
 Alabama Drinking Water Finance
   Authority Revenue Bonds
   (Revolving Fund Loan) Series A
    5.000%                         08/15/14     $    2,875     $    3,011,505
 Birmingham, Alabama, Baptist
   Medical Center Special Care
   Facilities Financing Authority
   Revenue Bonds (Baptist Health
   Systems, Inc.) Series A
    5.000%                         11/15/30          1,250          1,222,238
 Birmingham Jefferson, Alabama,
   Civic Center Authority Special
   Tax Bonds Series A
    4.000%                         07/01/13            730            722,729
 Jefferson County, Alabama, Limited
   Obligation School Warrants
   Revenue Bonds Series A
    5.500%                         01/01/21          2,415          2,580,935
 Marshall County, Alabama, Health
   Care Authority Revenue Bonds
   Series A
    6.250%                         01/01/22            770            820,065
                                                                -------------
                                                                    8,357,472
                                                                -------------
 ARIZONA -- 7.8%
 Glendale, Arizona, Water & Sewer
   Revenue Bonds
    5.500%                         07/01/08          2,700          2,809,242
    5.500%                         07/01/09          5,000          5,281,400
 Maricopa County, Arizona, Unified
   School District No 41 Gilbert
   School Series A
    4.500%                         07/01/17            265            272,248
 Phoenix, Arizona, Civic
   Improvement Corp. Wastewater
   Systems Revenue Bonds
    6.250%                         07/01/16          4,945          5,475,450
 Surprise, Arizona, Municipal
   Property Corporate Excise Tax
   Revenue Bonds
    5.375%                         07/01/14          1,000          1,061,080
 University of Arizona Certificates
   of Participation Series A
    4.125%                         06/01/07            750            754,305
    5.250%                         06/01/10          3,505          3,701,245
                                                                -------------
                                                                   19,354,970
                                                                -------------
 CALIFORNIA -- 8.3%
 California State Department of
   Water Resources Power Supply
   Revenue Bonds Series A
    5.500%                         05/01/08          2,500          2,592,450
    5.750%                         05/01/17          5,000          5,589,850
 California State Economic Recovery
   General Obligation Bonds Series A
    5.000%                         07/01/16          5,000          5,241,150
 Lodi, California, Wastewater
   System Revenue Certificates of
   Participation Series A
    5.500%                         10/01/18          1,535          1,678,538


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MUNICIPAL BONDS (CONTINUED)
 CALIFORNIA (CONTINUED)
 Los Angeles County, California,
   Unified School District General
   Obligation Bonds
    5.500%                         07/01/12     $    5,000     $    5,488,250
                                                                -------------
                                                                   20,590,238
                                                                -------------
 COLORADO -- 1.9%
 Colorado State Certificates of
   Participation (University of
   Colorado UCDHSC Fitzsimons
   Academic Project) Series B
    5.000%                         11/01/19          4,500          4,752,135
                                                                -------------
 CONNECTICUT -- 1.1%
 New Haven, Connecticut, General
   Obligation Bonds Series B
    5.500%                         11/01/12          2,550          2,728,985
                                                                -------------
 DELAWARE -- 0.4%
 Delaware River & Bay Authority
   Revenue Bonds Series A
    5.700%                         01/01/19          1,000          1,078,990
                                                                -------------
 FLORIDA -- 0.4%
 Miami-Dade County, Florida,
   Educational Facilities Authority
   Revenue Bonds Series A
    5.750%                         04/01/14          1,000          1,080,530
                                                                -------------
 GEORGIA -- 2.7%
 Atlanta, Georgia, Airport Revenue
   Bonds Series A
    5.875%                         01/01/17            750            809,962
 College Park, Georgia, Business &
   Industrial Development Authority
   Revenue Bonds (Civic Center
   Project)
    5.500%                         09/01/09          1,855          1,965,113
 Fayette County, Georgia, Public
   Facilities Authority Criminal
   Justice Center Revenue Bonds
    6.000%                         06/01/16          1,500          1,646,385
    6.250%                         06/01/17          1,000          1,107,140
 Forsyth County, Georgia, Water &
   Sewer Authority Revenue Bonds
    6.250%                         04/01/18          1,000          1,101,620
                                                                -------------
                                                                    6,630,220
                                                                -------------
 ILLINOIS -- 8.5%
 Chicago, Illinois, O'Hare
   International Airport Revenue
   Bonds (General Airport Third
   Lien) Series A
    5.000%                         01/01/29          1,500          1,554,915
 Chicago, Illinois, General
   Obligation Bonds (Neighborhoods
   Alive 21)
    6.125%                         01/01/22          2,265          2,496,959
 Cook County, Illinois, Glencoe
   School District No. 035 General
   Obligation Bonds
    5.750%                         12/01/16          1,210          1,314,580

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MUNICIPAL BONDS (CONTINUED)
 ILLINOIS (CONTINUED)
 Illinois Development Finance
   Authority Revenue Bonds (DePaul
   University) Series C
    5.625%                         10/01/20     $    1,000     $    1,078,650
 Illinois Educational Facilities
   Authority Revenue Bonds
   (University of Chicago) Series A
    5.250%                         07/01/22          3,000          3,190,830
 Illinois Health Facilities
   Authority Revenue Bonds
   (Advocate Health Care Network)
    6.250%                         11/15/14          2,500          2,766,750
    6.375%                         11/15/15          1,580          1,756,881
 Illinois Health Facilities
   Authority Revenue Bonds (Condell
   Medical Center)
    6.000%                         05/15/10          1,320          1,373,394
 Illinois Health Facilities
   Authority Revenue Bonds
   (Elmhurst Memorial Healthcare)
    6.250%                         01/01/17          5,000          5,552,450
                                                                -------------
                                                                   21,085,409
                                                                -------------
 INDIANA -- 3.7%
 Anderson, Indiana, Economic
   Development Revenue Bonds
   (Anderson University Project)
    5.000%                         10/01/07          1,010          1,024,594
    5.000%                         10/01/08          1,015          1,031,352
 Indiana University Revenue Bonds
   (Indiana University Facilities)
    5.250%                         11/15/17          1,055          1,142,227
 Indiana University Revenue Bonds
   (Student Fee) Series M
    6.000%                         08/01/14          3,170          3,423,822
 IPS Multi-School Building Corp.
   Indianapolis, Indiana Revenue
   Bonds
    4.250%                         01/15/16          1,175          1,185,246
    4.250%                         01/15/17          1,255          1,249,566
                                                                -------------
                                                                    9,056,807
                                                                -------------
 KANSAS -- 0.8%
 Kansas State Development Finance
   Authority Public Water Supply
   Revenue Bonds
    5.200%                         04/01/12          1,000          1,061,090
 Olathe, Kansas, Health Facilities
   Revenue Bonds (Olathe Medical
   Center Project) Series A
    5.375%                         09/01/08          1,000          1,037,480
                                                                -------------
                                                                    2,098,570
                                                                -------------
 KENTUCKY -- 0.2%
 Hartford County, Kentucky, School
   District Financial Corp. School
   Building Revenue Bonds
    5.700%                         06/01/20            550            597,366
                                                                -------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MUNICIPAL BONDS (CONTINUED)
 MARYLAND -- 1.1%
 Baltimore, Maryland, Convention
   Center Hotel Revenue Bonds
   Series A
    5.250%                         09/01/23     $    2,500     $    2,693,100
                                                                -------------
 MASSACHUSETTS -- 8.4%
 Lowell, Massachusetts, General
   Obligation Bonds
    6.000%                         02/15/14          1,160          1,266,499
    6.000%                         02/15/15          1,070          1,168,237
 Massachusetts Health & Educational
   Facilities Authority Revenue
   Bonds Series C
    6.000%                         07/01/16          1,000          1,103,240
 Massachusetts State General
   Obligation Bonds Series A
    5.000%                         03/01/20          5,000          5,279,250
 Massachusetts State General
   Obligation Bonds Series B
    6.000%                         06/01/15          2,000          2,177,980
    6.000%                         06/01/16          5,000          5,444,950
 Springfield, Massachusetts,
   General Obligation Bonds
   (Municipal Purposes Loan)
    6.000%                         10/01/14          1,000          1,085,140
    6.000%                         10/01/15          2,000          2,170,280
 Sterling, Massachusetts, General
   Obligation Bonds
    6.000%                         02/15/18          1,000          1,088,040
                                                                -------------
                                                                   20,783,616
                                                                -------------
 MICHIGAN -- 3.9%
 Michigan State Hospital Finance
   Authority Revenue Bonds
   (Ascension Health Credit) Series
   A
    5.300%                         11/15/33          2,500          2,525,500
 Michigan State Hospital Finance
   Authority Revenue Bonds (Chelsea
   Community Hospital)
    5.000%                         05/15/12          2,380          2,373,669
 Rochester, Michigan, Community
   School District General
   Obligation Bonds Series I
    5.500%                         05/01/07          1,240          1,264,788
 Saline, Michigan, Area Schools
   General Obligation Bonds Series A
    5.750%                         05/01/16          2,000          2,155,960
 Walled Lake, Michigan,
   Consolidated School District
   General Obligation Bonds
    5.750%                         05/01/14          1,290          1,388,066
                                                                -------------
                                                                    9,707,983
                                                                -------------

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MUNICIPAL BONDS (CONTINUED)
 MINNESOTA -- 0.5%
 St. Cloud, Minnesota, Health Care
   Revenue Bonds (St. Cloud
   Hospital Obligation Group A)
    5.500%                         05/01/15     $    1,080     $    1,151,993
                                                                -------------
 MISSOURI -- 2.7%
 Missouri State Health &
   Educational Facilities Authority
   Revenue Bonds (St. Anthony's
   Medical Center)
    6.000%                         12/01/06          1,445          1,468,597
    6.250%                         12/01/08            750            799,470
    6.250%                         12/01/09          1,725          1,874,005
 St. Louis County, Missouri, Pattonville R-3
   School District General Obligation Bonds
    5.500%                         03/01/12          1,240          1,330,235
    5.750%                         03/01/17            450            486,801
    5.750%                         03/01/18            655            708,566
                                                                -------------
                                                                    6,667,674
                                                                -------------
 NEW HAMPSHIRE -- 1.6%
 Nashua, New Hampshire, Capital
   Improvements General Obligation
   Bonds Series A
    5.500%                         07/15/16          1,155          1,271,805
    5.500%                         07/15/18          1,500          1,642,020
 New Hampshire State Health &
   Educational Facilities Revenue
   Bonds (Concord Hospital)
    5.500%                         10/01/21          1,000          1,065,020
                                                                -------------
                                                                    3,978,845
                                                                -------------
 NEW JERSEY -- 6.4%
 Essex County, New Jersey,
   Improvement Authority Lease
   Revenue General Obligation Bonds
   (County Correctional Facilities
   Project)
    5.750%                         10/01/13          2,000          2,167,280
 New Jersey Economic Development
   Authority Revenue Bonds (School
   Facilities Construction) Series O
    5.250%                         03/01/22          5,000          5,310,150
 New Jersey State Transportation
   Trust Fund Revenue Bonds
   (Transit Systems) Series A
    5.125%                         06/15/08          2,000          2,062,840
 New Jersey State Transportation
   Trust Fund Revenue Bonds
   (Transit Systems) Series B
    6.000%                         12/15/18          4,000          4,453,040
 New Jersey State Transportation
   Trust Fund Revenue Bonds
   (Transit Systems) Series C
    5.250%                         06/15/19          1,750          1,883,315
                                                                -------------
                                                                   15,876,625
                                                                -------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MUNICIPAL BONDS (CONTINUED)
 NEW MEXICO -- 1.2%
 University of New Mexico FHA
   Insured Hospital Mortgage
   Revenue Bonds
    5.000%                         01/01/21     $    2,800     $    2,914,856
                                                                -------------
 NEW YORK -- 7.7%
 Long Island, New York, Power
   Authority Electric Systems
   Revenue Bonds Series A
    4.500%                         12/01/24            600            593,988
    5.000%                         12/01/26          1,000          1,045,320
 Longwood Central School District
   Suffolk County, New York,
   General Obligation Bonds
    5.625%                         06/15/08          1,080         1,124,064
    5.625%                         06/15/09          1,580         1,670,755
    5.700%                         06/15/14          1,670         1,834,411
    5.700%                         06/15/15          1,895         2,081,563
 New York Metropolitan
   Transportation Authority
   Dedicated Tax Fund Revenue Bonds
   Series A
    6.125%                         04/01/16#         3,000          3,276,780
    6.125%                         04/01/17#         2,000          2,184,520
 New York State Dormitory Authority
   State Personal Income Tax
   Revenue Bonds (Education) Series
   F
    5.000%                         03/15/19          2,000          2,119,760
 New York State Thruway Authority
   Highway & Bridge Trust Fund
   Revenue Bonds Series A
    6.000%                         04/01/14          1,000          1,094,370
    6.000%                         04/01/15          1,000          1,094,370
    6.000%                         04/01/16          1,000          1,094,370
                                                                -------------
                                                                   19,214,271
                                                                -------------
 NORTH CAROLINA -- 1.7%
 Charlotte, North Carolina, Storm
   Water Fee Revenue Bonds
    5.650%                         06/01/14          1,000          1,084,210
 North Carolina Eastern Municipal
   Power Agency Power System
   Revenue Refunding Bonds Series A
    5.250%                         01/01/20          3,000          3,224,610
                                                                ------------
                                                                    4,308,820
                                                                -------------
 OHIO -- 12.0%
 Cuyahoga County, Ohio, General
   Obligation Bonds
    5.750%                         12/01/15          4,000          4,336,840
 Cuyahoga County, Ohio, Hospital
   Improvement Revenue Bonds
   (Metrohealth System Project)
    6.150%                         02/15/29          5,000          5,377,250

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MUNICIPAL BONDS (CONTINUED)
 OHIO (CONTINUED)
 Cuyahoga County, Ohio, Hospital
   Revenue Bonds (Metrohealth
   System Project) Series A
    5.500%                         02/15/12     $    1,000     $    1,084,690
 Franklin County, Ohio, Development
   Revenue Bonds (American Chemical
   Society Project)
    5.500%                         10/01/12          4,600          4,847,296
 Franklin County, Ohio, Revenue
   Bonds (Online Computer Library
   Center)
    5.000%                         04/15/11          1,415          1,465,162
 Hamilton County, Ohio, Sales Tax
   Revenue Bonds Subseries B
    5.750%                         12/01/17          4,000          4,335,080
 Ohio State Higher Educational
   Facility Revenue Bonds (John
   Carroll University Project)
    4.750%                         11/15/11            345            359,462
 Ohio State University General
   Receipts Revenue Bonds Series A
    6.000%                         12/01/17          1,000          1,086,650
 Plain, Ohio, Local School District
   General Obligation Bonds
    6.000%                         12/01/20#         4,070          4,501,461
    6.000%                         12/01/20            930          1,021,270
 University of Akron, Ohio, General
   Receipts Revenue Bonds
    5.750%                         01/01/12          1,295          1,399,532
                                                                -------------
                                                                   29,814,693
                                                                -------------
 PENNSYLVANIA -- 5.4%
 Allegheny County, Pennsylvania,
   Sanitation Authority Sewer
   Revenue Bonds Series A
    5.000%                         12/01/21          4,750          5,021,747
 Delaware River Port Authority of
   Pennsylvania & New Jersey
   Revenue Bonds
    5.750%                         01/01/15          1,000          1,068,740
    6.000%                         01/01/17          5,500          5,933,565
 Pottsville, Pennsylvania, Hospital
   Authority Revenue Bonds
   (Ascension Health Credit) Series A
    5.200%                         11/15/09          1,335          1,399,761
                                                                -------------
                                                                   13,423,813
                                                                -------------
 PUERTO RICO -- 1.2%
 Puerto Rico Housing Finance
   Authority Revenue Bonds (Capital
   Fund Program)
    5.000%                         12/01/16          1,000          1,045,250


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MUNICIPAL BONDS (CONTINUED)
 PUERTO RICO (CONTINUED)
 Puerto Rico Municipal Finance
   Agency General Obligation Bonds
   Series A
    6.000%                         08/01/16     $    1,025     $    1,110,424
 Puerto Rico Public Buildings
   Authority Government Facilities
   Revenue Bonds Series D
    5.375%                         07/01/12#           825            891,759
                                                                -------------
                                                                    3,047,433
                                                                -------------
 SOUTH CAROLINA -- 1.7%
 Dorchester County, South Carolina,
   School District No. 2
   Installment Purchase Revenue
   Bonds
    4.250%                         12/01/16            150            148,471
 Lexington One School Facilities
   Corp., South Carolina, Revenue
   Bonds (Lexington School District
   No. 1 Project)
    5.250%                         12/01/25          1,000          1,046,180
 Medical University Hospital
   Authority, FHA Insured Mortgage
   Hospital Facilities Revenue
   Bonds Series A
    5.250%                         02/15/24          2,775          2,926,460
                                                                -------------
                                                                    4,121,111
                                                                -------------
 TEXAS -- 1.1%
 Amarillo, Texas, Independent
   School District General
   Obligation Bonds
    5.250%                         02/01/22            915            983,772
 Harris County, Texas, Improvement
   District No. 1 General
   Obligation Bonds
    5.650%                         09/01/19            540            571,255
 Texas Technical University
   Financing Systems Revenue Bonds
   Series 7
    5.500%                         08/15/15          1,000          1,087,970
                                                                -------------
                                                                    2,642,997
                                                                -------------
 VIRGINIA -- 1.0%
 Norfolk, Virginia, Water System
   Revenue Bonds
    5.875%                         11/01/15          2,300          2,349,542
                                                                -------------
 WASHINGTON -- 0.8%
 Snohomish County, Washington,
   School District No. 201 General
   Obligation Bonds
    5.625%                         12/01/07          2,000          2,064,420
                                                                -------------
 TOTAL MUNICIPAL BONDS
   (Cost $231,363,070)                                            242,173,484
                                                                -------------

                                                   Shares           Value+
                                                  ---------      ------------
 TEMPORARY INVESTMENTS -- 1.2%
 AIM Tax-Free Investment Co.
   Cash Reserve Portfolio                          675,568            675,568

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------    --------------
 TEMPORARY INVESTMENTS (CONTINUED)
 Goldman Sachs Financial Square
   Tax-Exempt Money Market
   Portfolio                                     2,399,336     $    2,399,336
                                                               --------------
 TOTAL TEMPORARY INVESTMENTS
   (Cost $3,074,904)                                                3,074,904
                                                               --------------

 TOTAL INVESTMENTS -- 98.8%
   (Cost $234,437,974)                                            245,248,388
                                                               --------------
 OTHER ASSETS AND LIABILITIES -- 1.2%
 Interest receivable and other assets                               3,670,276
 Receivable for capital stock sold                                    311,551
 Payable for capital stock redeemed                                   (54,269)
 Dividends payable                                                   (829,514)
 Accrued expenses                                                     (90,180)
                                                               --------------

                                                                    3,007,864
                                                               --------------
 NET ASSETS -- 100.0%                                          $  248,256,252
                                                               ==============

 -----------------
 The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

 Basis                          $234,437,974
                                ============

 Gross Appreciation             $ 10,954,715
 Gross Depreciation                 (144,301)
                                ------------

 Net Appreciation               $ 10,810,414
                                ============
 +      See Note 1.
 # These securities are subject to a demand feature which reduces the remaining maturity.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 AGENCY OBLIGATIONS -- 4.5%
 Federal Home Loan Mortgage Corp.
    4.200%                         12/28/07     $    7,400     $    7,293,758
 Federal National Mortgage
   Association
    5.500%                         03/15/11          3,900          3,959,935
    5.250%                         08/01/12            600            594,708
                                                                -------------
 TOTAL AGENCY OBLIGATIONS
   (Cost $11,873,037)                                              11,848,401
                                                                -------------
 ASSET - BACKED SECURITIES -- 15.5%
 Bank One Issuance Trust Series
   2003-C1, Class C1
    4.540%                         09/15/10          2,000          1,969,950
 Capital One Multi-Asset Execution
   Trust Series 2004-C1, Class C1
    3.400%                         11/16/09          2,700          2,659,255
 Capital One Multi-Asset Execution
   Trust Series 2005-A2, Class A2
    4.050%                         02/15/11          2,800          2,741,833
 Citibank Credit Card Issuance
   Trust Series 2000-A3, Class A3
    6.875%                         11/16/09          3,080          3,160,100
 Citibank Credit Card Issuance
   Trust Series 2003-A6, Class A6
    2.900%                         05/17/10          3,000          2,864,085
 Citibank Credit Card Issuance
   Trust Series 2005-B1, Class B1
    4.400%                         09/15/10          1,770          1,731,317
 CWL 2006-1 AF2
    5.281%                         02/25/36          2,700          2,687,048
 DaimlerChrysler Auto Trust Series
   2005-A, Class A2
    3.170%                         09/08/07            311            310,814
 First Franklin NIM Trust Series
   2004-FF7A 144A, Class A f,g
    5.000%                         09/27/34            151            150,700
 First National Master Note Trust
   Series 2003-2 Class B
    3.080%                         04/15/09          3,000          2,960,543
 Ford Credit Auto Owner Trust
   Series 2006-A, Class A4
    5.070%                         12/15/10          2,370          2,358,952
 MBNA Credit Card Master Note Trust
   Series 2005-A7, Class A7
    4.300%                         02/15/11          2,100          2,060,084
 Providian Gateway Master Trust
   Series 2004-DA 144A, Class A f
    3.350%                         09/15/11          2,480          2,412,575
 Providian Gateway Master Trust
   Series 2004-DA 144A, Class D f
    4.400%                         09/15/11          1,800          1,769,344
 Residential Funding Mortgage
   Securities Series 2001-HS2,
   Class A5
    7.420%                         04/25/31          1,395          1,391,189


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 ASSET - BACKED SECURITIES (CONTINUED)
 Structured Asset Securities Corp.
   Series 2004-5H, Class A2
    4.430%                         12/25/33     $    3,280     $    3,243,465
 Structured Asset Securities Corp.
   Series 2005-4XS, Class 3A2
    4.270%                         03/25/35          3,555          3,422,692
 Volkswagen Auto Lease Trust Series
   2005-A, Class A4
    3.940%                         10/20/10          1,000            982,357
 Volkswagen Auto Loan Enhanced
   Trust Series 2003-2, Class A4
    2.940%                         03/22/10          1,690          1,651,831
                                                                -------------
 TOTAL ASSET - BACKED SECURITIES
   (Cost $41,332,432)                                              40,528,134
                                                                -------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 21.0%
 Adjustable Rate Mortgage Trust
   Series 2005-11, Class 2A42
    5.362%                         02/25/36          4,075          4,007,994
 DLJ Commercial Mortgage Corp.
   Series 1998-CF2, Class A1A
    5.880%                         11/12/31            160            160,566
 DLJ Mortgage Acceptance Corp.
   Series 1996-M 144A, Class 1 f
    0.000%                         11/28/11             45             43,271
 Federal Home Loan Mortgage Corp.
   Series 1385, Class J
    7.000%                         10/15/07          1,182          1,181,397
 Federal Home Loan Mortgage Corp.
   Series 2513, Class JE
    5.000%                         10/15/17          5,105          4,928,268
 Federal Home Loan Mortgage Corp.
   Series 2770, Class QG
    4.500%                         03/15/19          3,741          3,497,060
 Federal Home Loan Mortgage Corp.
   Series 2835, Class HB
    5.500%                         08/15/24          1,330          1,303,650
 Federal Home Loan Mortgage Corp.
   Series 2885, Class PB
    4.500%                         08/15/14          4,000          3,920,204
 Federal Home Loan Mortgage Corp.
   Series 3099, Class PA
    5.500%                         09/15/25          1,354          1,353,887
 Federal Home Loan Mortgage Corp.
   Series 3101, Class PA
    5.500%                         10/15/25          1,354          1,353,438
 Federal National Mortgage
   Association Series 1993-197,
   Class SB
    9.149%                         10/25/08            264            269,286
 Federal National Mortgage
   Association Series 1997-20,
   Class IO
    1.840%                         03/25/27          3,704            240,030
 Federal National Mortgage
   Association Series 1997-70,
   Class PE  PO
    9.000%                         04/25/22            477            388,993

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 Federal National Mortgage
   Association Series 2001-69,
   Class PE
    6.000%                         11/25/15     $      811     $      811,098
 Federal National Mortgage
   Association Series 2002-73,
   Class OE
    5.000%                         11/25/17          1,000            962,045
 Federal National Mortgage
   Association Series 2003-35,
   Class BC
    5.000%                         05/25/18          1,500          1,452,825
 GMAC Mortgage Corp. Loan Trust
   Series 2005-AR3, Class 3A3
    4.877%                         06/19/35          2,335          2,307,778
 Government National Mortgage
   Association Series 2004-67,
   Class A
    3.648%                         09/16/17          1,835          1,782,762
 Government National Mortgage
   Association Series 2004-108,
   Class C
    5.039%                         12/16/32          1,905          1,825,100
 GSR Mortgage Loan Trust Series
   2004 -10F 1A1
    4.500%                         08/25/19          1,931          1,867,627
 LB-UBS Commercial Mortgage Trust
   Series 2000-C4, Class A1
    7.180%                         09/15/19            506            511,282
 LB-UBS Commercial Mortgage Trust
   Series 2001-C2, Class A1
    6.270%                         06/15/20          1,340          1,366,265
 LB-UBS Commercial Mortgage Trust
   Series 2005-C2, Class A2
    4.821%                         04/15/30          2,600          2,548,903
 LB-UBS Commercial Mortgage Trust
   Series 2005-C5, Class A3
    4.964%                         09/15/30            797            776,762
 Morgan Stanley Capital I Series
   1998-WF2, Class A2
    6.540%                         07/15/30          2,005          2,045,033
 Morgan Stanley Capital I Series
   2005-T17, Class A5
    4.780%                         12/13/41          2,275          2,152,441
 Structured Asset Securities Corp.
   Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28          2,036            215,667
 Structured Asset Securities Corp.
   Series 2003-34A, Class 6A
    5.131%                         11/25/33          2,670          2,622,466
 Structured Asset Securities Corp.
   Series 2005-2XS, Class 2A2
    5.150%                         02/25/35          1,787          1,765,683
 Wells Fargo Mortgage Backed
   Securities Series 2005-AR10,
   Class 2A19
    3.500%                         06/25/35          4,419          4,327,576


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
 WMALT Mortgage Pass-Through
   Certificates Series 2005-6,
   Class 2A7
    5.500%                         08/25/35     $    2,720     $    2,690,120
                                                                -------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $56,246,452)                                              54,679,477
                                                                -------------
 MORTGAGE - BACKED SECURITIES -- 3.0%
 Federal National Mortgage
   Association Pool #124783
    10.500%                        12/01/16              3              3,468
 Federal National Mortgage
   Association Pool #306674
    9.000%                         03/01/25              7              7,806
 Federal National Mortgage
   Association Pool #317306
    9.000%                         07/01/25             41             44,640
 Federal National Mortgage
   Association Pool #338001
    9.000%                         10/01/25              2              1,787
 Federal National Mortgage
   Association Pool #585727
    6.000%                         05/01/16            662            671,886
 Federal National Mortgage
   Association Pool #695910
    5.000%                         05/01/18            659            644,234
 Federal National Mortgage
   Association Pool #725414
    4.500%                         05/01/19          3,900          3,734,079
 Federal National Mortgage
   Association Pool #734890
    5.000%                         08/01/18          2,413          2,358,288
 Government National Mortgage
   Association Pool #326150
    7.000%                         09/15/23             20             20,910
 Government National Mortgage
   Association Pool #333668
    7.000%                         07/15/23             26             26,693
 Government National Mortgage
   Association Pool #345039
    7.000%                         09/15/23             86             89,576
 Government National Mortgage
   Association Pool #345536
    7.000%                         01/15/24             42             43,296
 Government National Mortgage
   Association Pool #351638
    7.000%                         06/15/23             55             57,704
 Government National Mortgage
   Association Pool #377553
    7.000%                         07/15/25             42             44,057
 Government National Mortgage
   Association Pool #383330
    7.000%                         07/15/25             15             15,654

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 MORTGAGE - BACKED SECURITIES (CONTINUED)
 Government National Mortgage
   Association Pool #397755
    7.000%                         05/15/24     $       62     $       64,705
 Government National Mortgage
   Association Pool #407660
    7.000%                         07/15/25             19             20,079
 Government National Mortgage
   Association Pool #780023
    7.000%                         09/15/24             58             60,368
 Government National Mortgage
   Association Pool #780389
    9.000%                         08/15/09             10             10,625
                                                                -------------
 TOTAL MORTGAGE - BACKED SECURITIES
   (Cost $8,052,752)                                                7,919,855
                                                                -------------
 CORPORATE BONDS -- 41.2%
 ELECTRIC -- 3.0%
 Consolidated Edison, Inc.
    3.625%                         08/01/08          1,285          1,238,477
 Constellation Energy Group, Inc.
    6.125%                         09/01/09          1,000          1,018,457
 Pacific Gas & Electric Co.
    4.200%                         03/01/11          1,200          1,131,646
 Scottish Power P.L.C.
    5.375%                         03/15/15          1,350          1,310,620
 Southern Co. Capital Funding Corp.
    5.300%                         02/01/07          3,000          2,988,138
                                                                -------------
                                                                    7,687,338
                                                                -------------
 FINANCE - BANK -- 6.5%
 Bank of America Corp.
    5.250%                         02/01/07          2,000          1,999,564
    6.250%                         04/15/12          1,065          1,107,977
 Bank One Corp.
    7.875%                         08/01/10          1,400          1,527,987
 Capital One Bank
    4.250%                         12/01/08          1,000            973,261
 Capital One Financial Co.
    5.500%                         06/01/15            725            704,898
 Citigroup, Inc.
    5.125%                         02/14/11          2,000          1,975,040
 European Investment Bank
    2.375%                         06/15/07          3,175          3,080,156
 JPMorgan Chase & Co.
    5.125%                         09/15/14          1,920          1,848,611
    3.800%                         10/02/09            480            456,215
 Union Planters Corp.
    7.750%                         03/01/11          1,750          1,918,336
 Washington Mutual, Inc.
    5.000%                         03/22/12          1,325          1,280,325
                                                                -------------
                                                                   16,872,370
                                                                -------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 CORPORATE BONDS (CONTINUED)
 FINANCE - NON-BANK -- 11.1%
 Allstate Life Global Funding Trust
    4.500%                         05/29/09     $    1,500     $    1,466,561
 American Express Credit Corp.
    3.000%                         05/16/08          1,615          1,543,368
 American General Finance Corp.
    5.400%                         12/01/15          1,320          1,280,445
 CIT Group, Inc.
    3.375%                         04/01/09          1,620          1,532,060
    5.000%                         02/13/14            710            674,946
 Countrywide Home Loan, Inc.
    4.125%                         09/15/09          2,965          2,836,257
 General Electric Capital Corp.
    4.125%                         09/01/09            360            347,375
    4.875%                         03/04/15            230            220,968
 Household Finance Corp.
    6.375%                         10/15/11          1,850          1,921,806
    4.750%                         07/15/13            465            438,168
 John Deere Capital Corp.
    5.100%                         01/15/13            750            732,212
 John Hancock Financial Services
   Corp.
    5.625%                         12/01/08          2,320          2,341,513
 Lehman Brothers Holdings, Inc.
    4.000%                         01/22/08          1,745          1,707,140
    7.000%                         02/01/08            565            581,419
 Merrill Lynch & Co., Inc.
    3.700%                         04/21/08            400            388,870
    4.125%                         09/10/09          1,475          1,417,932
 Morgan Stanley
    3.875%                         01/15/09            400            385,112
    4.000%                         01/15/10          1,000            950,966
 Residential Capital Corp.
    6.375%                         06/30/10          1,360          1,371,349
 Simon Property Group L.P.
    4.600%                         06/15/10          1,500          1,447,781
 SLM Corp.
    4.500%                         07/26/10          3,000          2,866,044
 Textron Financial Corp.
    5.875%                         06/01/07          2,400          2,415,715
                                                                -------------
                                                                   28,868,007
                                                                -------------
 HEALTH CARE PROVIDERS & SERVICES -- 0.8%
 United Health Care
    5.375%                         03/15/16          1,200          1,175,498
 Wellpoint, Inc.
    5.250%                         01/15/16          1,000            966,157
                                                                -------------
                                                                    2,141,655
                                                                -------------
 INDUSTRIAL -- 9.4%
 Boeing Capital Corp.
    6.500%                         02/15/12          1,270          1,338,212
 Centex Corp.
    4.750%                         01/15/08          1,500          1,479,601
    4.550%                         11/01/10            800            759,844

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 CORPORATE BONDS (CONTINUED)
 INDUSTRIAL (CONTINUED)
 Cisco Systems, Inc.
    5.250%                         02/22/11     $    1,050     $    1,042,146
 Comcast Cable Communications, Inc.
    7.125%                         06/15/13            625            662,639
 Comcast Corp.
    5.300%                         01/15/14            690            657,091
 DaimlerChrysler N.A. Holding Corp.
    5.875%                         03/15/11          1,000            996,570
 Genentech, Inc.
    4.750%                         07/15/15          2,300          2,163,808
 Harrahs Operating Co., Inc.
    5.625%                         06/01/15          2,000          1,919,712
 Kellogg Co.
    6.600%                         04/01/11          1,500          1,570,130
 Kohls Corp.
    6.300%                         03/01/11          3,225          3,325,333
 Kroger Co.
    6.800%                         04/01/11          2,565          2,675,282
 News America, Inc.
    6.625%                         01/09/08          1,120          1,144,342
 PepsiCo, Inc.
    3.200%                         05/15/07          1,650          1,616,495
 Schering-Plough Corp.
    5.550%                         12/01/13          1,135          1,124,669
 Time Warner, Inc.
    7.250%                         10/15/17          1,955          2,096,083
                                                                -------------
                                                                   24,571,957
                                                                -------------
 NATURAL GAS -- 1.3%
 Duke Energy Field Services
    7.875%                         08/16/10          1,380          1,499,312
 Kinder Morgan Energy Corp.
    6.750%                         03/15/11          1,860          1,946,706
                                                                -------------
                                                                    3,446,018
                                                                -------------
 OIL -- 3.9%
 Burlington Resources Finance Co.
    5.600%                         12/01/06          3,100          3,106,147
 ChevronTexaco Capital Corp.
    3.375%                         02/15/08          2,215          2,143,334
 Conoco Funding Co.
    6.350%                         10/15/11          2,305          2,406,123
 Marathon Oil Corp.
    5.375%                         06/01/07          2,500          2,501,987
                                                                -------------
                                                                   10,157,591
                                                                -------------
 TELEPHONES -- 4.2%
 BellSouth Corp.
    4.200%                         09/15/09          1,100          1,056,282
    4.750%                         11/15/12          1,600          1,517,402
 Sprint Capital Corp.
    7.625%                         01/30/11          1,655          1,791,686
 Telecom Italia Capital
    4.875%                         10/01/10          1,000            963,853


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
 CORPORATE BONDS (CONTINUED)
 TELEPHONES (CONTINUED)
 Verizon Global Funding Corp.
    7.250%                         12/01/10     $    1,250     $    1,328,591
 Verizon Wireless Capital, L.L.C.
    5.375%                         12/15/06          2,300          2,300,642
 Vodafone Group P.L.C.
    7.750%                         02/15/10          1,830          1,962,702
                                                                -------------
                                                                   10,921,158
                                                                -------------
 TRANSPORTATION -- 1.0%
 Burlington Northern Santa Fe Corp.
    6.750%                         07/15/11            690            728,393
 CSX Corp.
    6.750%                         03/15/11          1,780          1,871,577
                                                                -------------
                                                                    2,599,970
                                                                -------------
 TOTAL CORPORATE BONDS
   (Cost $110,018,561)                                            107,266,064
                                                                -------------
 INTERNATIONAL BONDS -- 1.3%
 Province of Ontario
    3.375%                         01/15/08          2,445          2,368,897
 Republic of Italy
    3.750%                         12/14/07          1,065          1,041,431
                                                                -------------
 TOTAL INTERNATIONAL BONDS
   (Cost $3,507,916)                                                3,410,328
                                                                -------------
 U.S. TREASURY OBLIGATIONS -- 9.9%
 U.S. TREASURY BONDS -- 2.9%
    11.250%                        02/15/15          5,166          7,502,406
                                                                -------------
 U.S. TREASURY NOTES -- 7.0%
    3.250%                         08/15/07          4,615          4,518,376
    3.750%                         05/15/08          2,140          2,094,694
    6.000%                         08/15/09          3,840          3,979,953
    4.000%                         04/15/10            680            659,627
    5.000%                         02/15/11          2,135          2,153,015
    4.250%                         08/15/15          5,015          4,778,944
                                                                -------------
                                                                   18,184,609
                                                                -------------
 TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $26,278,004)                                              25,687,015
                                                                -------------

                                                   Shares           Value+
                                                  ---------      ------------
 TEMPORARY INVESTMENTS -- 3.1%
 Goldman Sachs Financial Square
   Money Market Portfolio                        6,475,979          6,475,979
 JPMorgan Prime Money Market
   Fund                                          1,525,673          1,525,673
                                                                -------------
 TOTAL TEMPORARY INVESTMENTS
   (Cost $8,001,652)                                                8,001,652
                                                                -------------

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 TOTAL INVESTMENTS -- 99.5%
   (Cost $265,310,806)                                            259,340,926
                                                               --------------
 OTHER ASSETS AND LIABILITIES -- 0.5%
 Interest receivable and other assets                               2,234,610
 Receivable for capital stock sold                                     66,097
 Payable for capital stock redeemed                                  (139,892)
 Dividends payable                                                   (688,262)
 Accrued expenses                                                    (122,041)
                                                               --------------

                                                                    1,350,512
                                                               --------------
 NET ASSETS -- 100.0%                                          $  260,691,438
                                                               ==============

 -----------------
 The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

 Basis                          $265,355,009
                                ============

 Gross Appreciation             $    583,173
 Gross Depreciation               (6,597,256)
                                ------------

 Net Depreciation               $ (6,014,083)
                                ============
 +      See Note 1.
 f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid. the total market value of the illiquid securities at March 31, 2006, is $150,700.
 IO     -- Interest Only Security.
 PO     -- Principal Only Security.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
MUNICIPAL BONDS -- 100.1%
ALABAMA -- 3.9%
Birmingham, Alabama, Baptist
  Medical Center Special Care
  Facilities Financing Authority
  Revenue Bonds (Baptist Health
  Systems, Inc.) Series A
    5.000%                         11/15/30     $    1,250     $    1,222,237
Columbia, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds (Alabama
  Power Co. Project) Series D
    3.050%                         04/03/06          2,500          2,500,000
University of Alabama Hospital
  Revenue Bonds Series A
    5.625%                         09/01/16            500            535,235
                                                                -------------
                                                                    4,257,472
                                                                -------------
ARIZONA -- 0.4%
Nogales, Arizona, Municipal
  Development Authority Revenue
  Bonds
    5.000%                         06/01/23            385            401,055
                                                                -------------
CALIFORNIA -- 2.4%
California State Department of
  Water Resources Power Supply
  Revenue Bonds Series B-2 VR
    3.070%                         04/03/06          1,500          1,500,000
California State Department of
  Water Resources Power Supply
  Revenue Bonds Series A
    5.375%                         05/01/22          1,000          1,097,750
                                                                -------------
                                                                    2,597,750
                                                                -------------
COLORADO -- 5.5%
Colorado State Certificates of
  Participation (UCDHSC Fitzsimons
  Academic Project)
    5.000%                         11/01/30            500            518,070
Colorado Water Reserve Power
  Development Authority, Clean
  Water Revenue Bonds Series A
    6.250%                         09/01/16            500            551,160
Douglas County, Colorado, School
  District No. RE-1 General
  Obligation Bonds
    5.750%                         12/15/18          1,000          1,127,380
E-470 Public Highway Authority of
  Colorado Revenue Bonds Series B
    0.000%                         09/01/29          1,165            344,898
Pueblo County, Colorado, School
  District No. 070 Pueblo Rural
  General Obligation Bonds
    6.000%                         12/01/18          3,170          3,422,586
                                                                -------------
                                                                    5,964,094
                                                                -------------
FLORIDA -- 1.0%
Miami-Dade County, Florida,
  Expressway Authority Toll System
  Revenue Bonds
    6.000%                         07/01/14          1,000          1,095,490
                                                                -------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
MUNICIPAL BONDS (CONTINUED)
GEORGIA -- 4.8%
Atlanta, Georgia, Development
  Authority Student Housing Revenue
  Bonds (Piedmont/Ellis L.L.C.
  Project) Series A
    5.000%                         09/01/25     $    1,820     $    1,899,024
Chatham County, Georgia, Hospital
  Authority Revenue Bonds (Memorial
  Health Medical Center) Series A
    6.125%                         01/01/24          1,025          1,106,016
Forsyth County, Georgia, School
  District General Obligation Bonds
    6.000%                         02/01/14          1,000          1,097,850
    6.000%                         02/01/15          1,000          1,097,850
                                                                -------------
                                                                    5,200,740
                                                                -------------
ILLINOIS -- 12.7%
Chicago, Illinois, O'Hare
  International Airport Revenue
  Bonds (General Airport Third
  Lien) Series A
    5.000%                         01/01/29          1,500          1,554,915
Chicago, Illinois, Board of
  Education General Obligation
  Bonds Series D-1
    3.090%                         04/03/06          2,530          2,530,000
Chicago, Illinois, General
  Obligation Bonds (Neighborhoods
  Alive 21)
    6.125%                         01/01/22          2,000          2,204,820
Chicago, Illinois, General
  Obligation Bonds Series A
    6.000%                         01/01/20          1,000          1,097,550
Illinois Finance Authority Revenue
  Bonds (University of Chicago)
  Series A
    5.000%                         07/01/26          1,000          1,035,430
Illinois State General Obligation
  Bonds
    6.125%                         01/01/16          5,000          5,424,900
                                                                -------------
                                                                   13,847,615
                                                                -------------
MARYLAND -- 2.0%
Baltimore, Maryland, Convention
  Center Hotel Revenue Bonds Series
  A
    5.250%                         09/01/22          2,000          2,159,720
                                                                -------------
MASSACHUSETTS -- 14.6%
Brockton, Massachusetts, General
  Obligation Bonds
    5.750%                         06/01/16            750            816,030
    6.000%                         06/01/19          1,000          1,097,590
Massachusetts State General
  Obligation Bonds Series A
    5.000%                         03/01/23          3,000          3,142,590
Massachusetts State General
  Obligation Bonds Series B
    6.000%                         06/01/14          3,000          3,260,940
Massachusetts State Port Authority
  Revenue Bonds Series C
    6.125%                         07/01/17          1,000          1,091,870

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
Pittsfield, Massachusetts, General
  Obligation Bonds
    5.000%                         04/15/19     $    1,000     $    1,059,850
Springfield, Massachusetts, General
  Obligation Bonds (Municipal
  Purposes Loan)
    6.250%                         10/01/19          5,000          5,466,300
                                                                -------------
                                                                   15,935,170
                                                                -------------
MICHIGAN -- 3.6%
Armada, Michigan, Area Schools,
  School Building & Site General
  Obligation Bonds
    5.000%                         05/01/26            900            936,585
Michigan State Hospital Finance
  Authority Revenue Bonds (Chelsea
  Community Hospital)
    5.375%                         05/15/19          3,000          3,023,430
                                                                -------------
                                                                    3,960,015
                                                                -------------
MINNESOTA -- 3.5%
St. Cloud, Minnesota, Health Care
  Revenue Bonds (St. Cloud Hospital
  Obligation Group A)
    6.250%                         05/01/19          3,530          3,875,199
                                                                -------------
MISSOURI -- 3.0%
Missouri State Health & Educational
  Facilities Revenue Bonds (St.
  Anthony's Medical Center)
    6.125%                         12/01/19          2,000          2,216,980
    6.250%                         12/01/30          1,000          1,113,790
                                                                -------------
                                                                    3,330,770
                                                                -------------
NEBRASKA -- 0.9%
University of Nebraska Student Fees
  & Facilities Revenue Bonds
    5.000%                         07/01/35          1,000          1,031,840
                                                                -------------
NEW HAMPSHIRE -- 0.8%
New Hampshire Health & Educational
  Facilities Revenue Bonds (Exeter
  Project)
    6.000%                         10/01/24            750            819,990
                                                                -------------
NEW JERSEY -- 5.8%
New Jersey Economic Development
  Authority Revenue Bonds (School
  Facilities Construction) Series P
    5.250%                         09/01/19          1,855          1,999,004
New Jersey Transportation Trust
  Fund Authority Revenue Bonds
  Series C
    5.500%                         06/15/24          4,000          4,390,000
                                                                -------------
                                                                    6,389,004
                                                                -------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK -- 0.9%
Long Island, New York, Power
  Authority Electric Systems
  Revenue Bonds Series A
    4.500%                         12/01/24     $    1,000     $      989,980
                                                                -------------
NORTH CAROLINA -- 0.9%
Broad River, North Carolina, Water
  Authority System Revenue Bonds
    5.750%                         06/01/17            635            690,906
Harnett County, North Carolina,
  Certificates of Participation
    5.125%                         12/01/23            265            282,320
                                                                -------------
                                                                      973,226
                                                                -------------
OHIO -- 12.5%
Akron, Ohio, General Obligation
  Bonds
    6.500%                         11/01/15            865          1,031,746
Avon Lake, Ohio, City School
  District General Obligation Bonds
    5.750%                         12/01/14          1,000          1,088,730
Cleveland, Ohio, Municipal School
  District General Obligation Bonds
    5.250%                         12/01/18          2,330          2,510,668
Marysville, Ohio, General
  Obligation Bonds
    6.000%                         12/01/29          1,000          1,105,460
Plain, Ohio, Local School District
  General Obligation Bonds
    6.000%                         12/01/25#         1,220          1,349,332
    6.000%                         12/01/25            180            197,312
Rickenbacker, Ohio, Port Authority
  Revenue Bonds Series A
    5.375%                         01/01/32          1,490          1,620,375
Steubenville, Ohio, Hospital
  Revenue Bonds
    6.375%                         10/01/20          1,010          1,105,496
University of Akron, Ohio, General
  Receipts Revenue Bonds
    6.000%                         01/01/15          2,235          2,434,764
    6.000%                         01/01/16          1,110          1,209,212
                                                                -------------
                                                                   13,653,095
                                                                -------------
PENNSYLVANIA -- 1.0%
Chester County, Pennsylvania,
  Health & Educational Authority
  Hospital Revenue Bonds
    6.750%                         07/01/31          1,000          1,087,890
                                                                -------------
PUERTO RICO -- 1.4%
Puerto Rico Convention Center
  Distribution Authority Hotel
  Occupancy Tax Revenue Bonds
  Series A
    5.000%                         07/01/27          1,500          1,570,920
                                                                -------------

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------     -------------
MUNICIPAL BONDS (CONTINUED)
RHODE ISLAND -- 1.0%
Cranston, Rhode Island, General
  Obligation Bonds
    6.375%                         11/15/17     $    1,000     $    1,100,140
                                                               --------------
SOUTH CAROLINA -- 1.8%
Lexington County, South Carolina,
  One School Facilities Corp.
  Installment Purchase Revenue Bonds
    5.250%                         12/01/28          1,300          1,355,926
Medical University Hospital
  Authority, South Carolina,
  Hospital Facilities Revenue Bonds
  Series A
    5.000%                         08/15/31            600            617,730
                                                               --------------
                                                                    1,973,656
                                                               --------------
TENNESSEE -- 1.0%
White House Utility District,
  Tennessee, Robertson & Sumner
  Counties Water Revenue Bonds
    6.000%                         01/01/26          1,000          1,080,650
                                                               --------------
TEXAS -- 10.0%
Birdville, Texas, Independent
  School District General
  Obligation Bonds
    6.000%                         02/15/21          2,135          2,303,686
Cypress-Fairbanks, Texas,
  Independent School District
  General Obligation Bonds
    4.750%                         02/15/30          1,000          1,005,420
Kountze, Texas, Independent School
  District General Obligation Bonds
    5.250%                         08/15/29          1,000          1,060,660
Leander, Texas, Independent School
  District General Obligation Bonds
    0.000%                         08/15/24          5,000          1,675,050
Lewisville, Texas, Independent
  School District Refunding General
  Obligation Bonds
    6.000%                         08/15/17          3,130          3,358,459
Northside, Texas, Independent
  School District General
  Obligation Bonds
    6.000%                         08/15/14            955          1,042,258
Texas Municipal Power Agency
  Revenue Bonds
    4.750%                         09/01/14            500            507,245
                                                               --------------
                                                                   10,952,778
                                                               --------------
VIRGINIA -- 2.4%
Henrico County, Virginia, Economic
  Development Authority Public
  Facilities Lease Revenue Bonds
  (Regional Jail Project)
    6.125%                         11/01/17          2,405          2,641,460
                                                               --------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------     -------------
MUNICIPAL BONDS (CONTINUED)
WYOMING -- 2.3%
Platte County, Wyoming, Pollution
  Control Revenue Bonds (Tri-State
  Generation & Transmission
  Association) Series A VR
    3.090%                         04/03/06     $    2,500     $    2,500,000
                                                               --------------
TOTAL MUNICIPAL BONDS
  (Cost $103,170,692)                                             109,389,719
                                                               --------------

                                                   Shares           Value+
                                                  ---------    --------------
TEMPORARY INVESTMENTS -- 0.8%
AIM Tax-Free Investment Co.
  Cash Reserve Portfolio                           687,297            687,297
Goldman Sachs Financial Square
  Tax-Exempt Money Market
  Portfolio                                        212,685            212,685
                                                               --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $899,982)                                                     899,982
                                                               --------------

TOTAL INVESTMENTS -- 100.9%
  (Cost $104,070,674)                                             110,289,701
                                                               --------------

OTHER ASSETS AND LIABILITIES -- (0.9%)
Interest receivable and other assets                                1,543,828
Receivable for capital stock sold                                      88,773
Payable for securities purchased                                   (2,083,118)
Payable for capital stock redeemed                                   (167,723)
Dividends payable                                                    (309,999)
Accrued expenses                                                      (53,370)
                                                               --------------

                                                                     (981,609)
                                                               --------------
NET ASSETS -- 100.0%                                           $  109,308,092
                                                               ==============

 -----------------
 The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

 Basis                          $104,070,674
                                ============

 Gross Appreciation             $  6,279,977
 Gross Depreciation                  (60,950)
                                ------------

 Net Appreciation               $  6,219,027
                                ============
+       See Note 1.
# These securities are subject to a demand feature which reduces the remaining maturity.
VR -- Variable rate demand note; interest rate in effect on 03/31/06. Maturity date is the later of the next interest rate change or exercise of the demand feature.

                              HARRIS INSIGHT FUNDS
                         ULTRA SHORT DURATION BOND FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
AGENCY OBLIGATIONS -- 2.5%
Federal Home Loan Bank
  (Cost $399,636)
    3.500%                         09/15/06            400            397,217
                                                                -------------
ASSET - BACKED SECURITIES -- 28.6%
Ameriquest Mortgage Securities,
  Inc. Series 2005-R9, Class A2A
    4.910%                         11/25/35            233            232,877
Capital One Master Trust Series
  2002-4A, Class A
    4.900%                         03/15/10            480            478,543
CIT Equipment Collateral Series
  2005-VT1, Class B
    4.090%                         11/20/12            268            265,011
GMAC Mortgage Corp. Loan Trust
  Series 2005-HE2, Class A1
    4.900%                         11/25/35             68             68,016
Honda Auto Receivables Owner Trust
  Series 2004-3, Class A2
    2.480%                         05/18/07            102            101,930
Nissan Auto Receivables Owner Trust
  Series 2003-C, Class A4
    2.700%                         12/17/07            476            472,332
Nissan Auto Receivables Owner Trust
  Series 2005-A, Class A2
    3.220%                         01/16/07            241            240,012
Option One Mortgage Loan Trust
  Series 2005-2, Class A2
    4.900%                         05/25/35             76             76,354
Origen Manufactured Housing
  Contract Trust Series 2004-B,
  Class A1
    2.870%                         06/15/13            268            265,488
PG&E Energy Recovery Funding,
  L.L.C. Series 2005-1, Class A2
    3.870%                         06/25/11            300            293,247
Renaissance Home Equity Loan Trust
  Series 2004-2, Class AF2
    3.902%                         07/25/34            215            214,056
Structured Asset Securities Corp.
  Series 2005-4XS, Class 3A2
    4.270%                         03/25/35            750            722,087
WFS Financial Owner Trust Series
  2002-2, Class A4
    4.500%                         02/20/10            524            524,535
World Omni Auto Receivables Trust
  Series 2003-B, Class A4
    2.870%                         11/15/10            600            586,653
                                                                -------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $4,600,438)                                                 4,541,141
                                                                -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.5%
Federal Home Loan Mortgage Corp.
  Series 2742,  Class LC
    4.000%                         09/15/12            651            644,471


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.
  Series 2866, Class WA
    5.000%                         08/15/16     $      821     $      818,646
Government National Mortgage
  Association Series 2004-84, Class
  A
    3.624%                         05/16/17            599            575,050
Wells Fargo Mortgage-Backed
  Securities Trust Series 2003-17,
  Class 2A2
    5.120%                         01/25/34            261            261,297
                                                                -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $2,335,973)                                                 2,299,464
                                                                -------------
CORPORATE BONDS -- 25.3%
ELECTRIC -- 2.4%
Baltimore Gas & Electric Co.
    5.250%                         12/15/06            380            379,659
                                                                -------------
FINANCE - NON-BANK -- 16.5%
American General Finance Corp.
    5.875%                         07/14/06            500            501,227
Boeing Capital Corp.
    5.750%                         02/15/07            280            280,925
General Electric Capital Corp.
    5.375%                         03/15/07            525            525,712
Hartford Financial Services Group,
  Inc.
    2.375%                         06/01/06            865            861,403
National Rural Utilities
  Cooperative Finance Corp.
    6.000%                         05/15/06            460            460,422
                                                                -------------
                                                                    2,629,689
                                                                -------------
INDUSTRIAL -- 5.8%
Cendant Corp.
    6.875%                         08/15/06            370            371,806
United Technologies Corp.
    4.875%                         11/01/06            550            549,765
                                                                -------------
                                                                      921,571
                                                                -------------
OIL -- 0.6%
Marathon Oil Corp.
    5.375%                         06/01/07            100            100,080
                                                                -------------
TOTAL CORPORATE BONDS
  (Cost $4,048,255)                                                 4,030,999
                                                                -------------
U.S. TREASURY OBLIGATIONS -- 2.2%
U.S. Treasury Notes
    2.375%                         08/31/06            200            198,133
    3.125%                         05/15/07            150            147,199
                                                                -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $349,020)                                                     345,332
                                                                -------------
VARIABLE RATE OBLIGATIONS++ -- 20.0%
Caterpillar Financial Services Corp.
    4.870%                         02/26/07            800            801,291
DaimlerChrysler N.A. Holding Group
    5.100%                         11/17/06            750            750,104

                              HARRIS INSIGHT FUNDS
                         ULTRA SHORT DURATION BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------     --------------
VARIABLE RATE OBLIGATIONS (CONTINUED)
Dominion Resources, Inc.
    5.049%                         05/15/06     $      700     $      700,004
John Deere Capital Corp.
    4.860%                         08/24/06            625            625,256
U.S. Bank N.A.
    4.660%                         07/28/06            300            300,037
                                                               --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,176,411)                                                 3,176,692
                                                               --------------
COMMERCIAL PAPER -- 6.4%
Jupiter Securitization Corp.
    4.790%                         04/04/06            500            499,801
Surrey Funding Corp.
    4.850%                         04/03/06            523            522,859
                                                               --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,022,660)                                                 1,022,660
                                                               --------------

TOTAL INVESTMENTS -- 99.5%
  (Cost $15,932,393)                                               15,813,505
                                                               --------------
OTHER ASSETS AND LIABILITIES -- 0.5%
Interest receivable and other assets                                  107,757
Receivable for capital stock sold                                      43,942
Dividends payable                                                     (63,906)
Accrued expenses                                                       (6,081)
                                                               --------------

                                                                       81,712
                                                               --------------
NET ASSETS -- 100.0%                                           $   15,895,217
                                                               ==============

-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                           $15,933,438
                                ===========

Gross Appreciation              $     1,080
Gross Depreciation                 (121,013)
                                -----------

Net Depreciation                $  (119,933)
                                ===========
+       See Note 1.
++      Rate in effect on 03/31/06.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK -- 61.2%
AEROSPACE & DEFENSE -- 1.3%
Lockheed Martin Corp.                                5,200     $      390,676
Northrop Grumman Corp.                               3,000            204,870
Precision Castparts Corp.                            4,000            237,600
Rockwell Collins, Inc.                               5,650            318,378
                                                                -------------
                                                                    1,151,524
                                                                -------------
AIRLINES -- 0.1%
ExpressJet Holdings, Inc.*                          14,500            107,880
                                                                -------------
AUTOMOBILES -- 0.4%
AutoNation, Inc.*                                   18,000            387,900
                                                                -------------
BANKS -- 4.6%
Bank of America Corp.                               12,900            587,466
KeyCorp                                              9,700            356,960
Nara Bancorp, Inc.                                  11,502            201,860
Northern Trust Corp.                                 9,700            509,250
Pacific Capital Bancorp                              4,556            154,175
Republic Bancorp, Inc.                              15,965            192,218
U.S. Bancorp                                        28,390            865,895
United Bankshares, Inc.                              9,447            361,537
Wachovia Corp.                                      11,900            666,995
Webster Financial Corp.                              3,160            153,134
                                                                -------------
                                                                    4,049,490
                                                                -------------
BEVERAGES -- 0.3%
PepsiCo, Inc.                                        4,450            257,166
                                                                -------------
BIOTECHNOLOGY -- 0.4%
Amgen, Inc.*                                           750             54,563
Celgene Corp.*                                       3,000            132,660
Kendle International, Inc.*                          5,300            179,140
                                                                -------------
                                                                      366,363
                                                                -------------
BUILDING PRODUCTS -- 0.2%
USG Corp.*                                           1,608            152,696
                                                                -------------
CASINOS -- 0.4%
Shuffle Master, Inc.*                                8,665            309,687
                                                                -------------
CHEMICALS -- 0.5%
Celanese Corp. Series A                              9,000            188,730
Terra Industries, Inc.*                             35,200            248,160
                                                                -------------
                                                                      436,890
                                                                -------------
COMMERCIAL SERVICES & SUPPLIES -- 2.6%
Dun & Bradstreet Corp.*                             10,475            803,223
Equifax, Inc.                                        2,500             93,100
Global Payments, Inc.                                2,400            127,224
Republic Services, Inc.                             18,800            799,188
ServiceMaster Co.                                   38,200            501,184
                                                                -------------
                                                                    2,323,919
                                                                -------------
COMMUNICATIONS EQUIPMENT -- 2.1%
Cisco Systems, Inc.*                                13,400            290,378
Juniper Networks, Inc.*                              5,600            107,072
Motorola, Inc.                                      44,300          1,014,913
Orckit Communications, Ltd.*                         9,800            215,404
Qualcomm, Inc.                                       4,140            209,525
                                                                -------------
                                                                    1,837,292
                                                                -------------
COMPUTERS & PERIPHERALS -- 3.3%
Dell, Inc.*                                          6,190            184,214


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
COMPUTERS & PERIPHERALS (CONTINUED)
EMC Corp.*                                          57,100     $      778,273
Hewlett-Packard Co.                                 32,300          1,062,670
Komag, Inc.*                                         5,500            261,800
Network Appliance, Inc.*                             5,750            207,173
Western Digital Corp.*                              18,700            363,341
                                                                -------------
                                                                    2,857,471
                                                                -------------
CONSTRUCTION & ENGINEERING -- 0.2%
William Lyon Homes, Inc.*                            1,600            153,088
                                                                -------------
CONSTRUCTION MATERIALS -- 0.2%
U.S. Concrete, Inc.*                                13,400            193,764
                                                                -------------
DISTRIBUTORS -- 0.5%
Brightpoint, Inc.*                                  13,320            413,719
                                                                -------------
DIVERSIFIED FINANCIALS -- 4.1%
Arch Capital Group, Ltd.*                            5,450            314,683
Capital One Financial Corp.                          2,500            201,300
Charles Schwab Corp.                                48,070            827,285
CompuCredit Corp.*                                   7,740            284,909
Corrections Corp. of America*                        5,850            264,420
Moody's Corp.                                        8,700            621,702
Nuveen Investments Class A                          10,900            524,835
TD Ameritrade Holding Corp.*                        25,400            530,098
                                                                -------------
                                                                    3,569,232
                                                                -------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.5%
Sprint Nextel Corp.                                 17,922            463,104
                                                                -------------
ELECTRIC UTILITIES -- 2.6%
AES Corp.*                                           7,000            119,420
FPL Group, Inc.                                      6,400            256,896
PG&E Corp.                                          19,000            739,100
Southern Co.                                        16,400            537,428
TXU Corp.                                            7,450            333,462
Xcel Energy, Inc.                                   17,700            321,255
                                                                -------------
                                                                    2,307,561
                                                                -------------
ELECTRICAL EQUIPMENT -- 0.1%
Regal-Beloit Corp.                                   2,779            117,468
                                                                -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
Jabil Circuit, Inc.*                                22,600            968,636
                                                                -------------
ENERGY EQUIPMENT & SERVICES -- 0.3%
BJ Services Co.                                      4,100            141,860
Grant Prideco, Inc.*                                 3,300            141,372
                                                                -------------
                                                                      283,232
                                                                -------------
FOOD & DRUG RETAILING -- 0.1%
Costco Wholesale Corp.                               2,050            111,028
                                                                -------------
FOOD PRODUCTS -- 1.2%
Campbell Soup Co.                                   25,400            822,960
Chiquita Brands International, Inc                  12,750            213,818
                                                                -------------
                                                                    1,036,778
                                                                -------------
GAS UTILITIES -- 1.0%
AGL Resources, Inc.                                  5,215            188,001
Northwest Natural Gas Co.                            3,800            134,862
ONEOK, Inc.                                         16,000            516,000
                                                                -------------
                                                                      838,863
                                                                -------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Baxter International, Inc.                           5,700     $      221,217
Biomet, Inc.                                         5,450            193,584
CNS, Inc.                                            5,800            124,932
Medtronic, Inc.                                      4,150            210,612
St. Jude Medical, Inc.*                              3,750            153,750
Stryker Corp.                                        3,670            162,728
                                                                -------------
                                                                    1,066,823
                                                                -------------
HEALTH CARE PROVIDERS & SERVICES -- 4.1%
AmerisourceBergen Corp.                              9,250            446,497
Caremark Rx, Inc.                                    6,200            304,916
Cerner Corp.*                                        3,400            161,330
Chemed Corp.                                         2,750            163,185
Express Scripts, Inc.                                5,335            468,946
Gilead Sciences, Inc.*                               3,700            230,214
Health Net, Inc.*                                    6,000            304,920
HealthExtras, Inc.*                                  9,000            317,700
Humana, Inc.*                                        3,500            184,275
IMS Health, Inc.                                     7,950            204,872
McKesson Corp.                                       2,900            151,177
PSS World Medical, Inc.*                             9,700            187,113
UnitedHealth Group, Inc.                             6,324            353,259
WellPoint, Inc.*                                     2,000            154,860
                                                                -------------
                                                                    3,633,264
                                                                -------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Brinker International, Inc.                          7,700            325,325
Darden Restaurants, Inc.                             7,500            307,725
Starbucks Corp.*                                     2,600             97,864
Yum! Brands, Inc.                                    6,740            329,316
                                                                -------------
                                                                    1,060,230
                                                                -------------
HOUSEHOLD PRODUCTS -- 1.0%
Colgate-Palmolive Co.                                6,700            382,570
Procter & Gamble Co.                                 8,780            505,904
                                                                -------------
                                                                      888,474
                                                                -------------
INDUSTRIAL CONGLOMERATES -- 1.8%
General Electric Co.                                44,340          1,542,145
                                                                -------------
INSURANCE -- 3.6%
AFLAC, Inc.                                          6,200            279,806
AmerUs Group Co.                                     4,610            277,706
Assurant, Inc.                                      11,600            571,300
Genworth Financial, Inc. Class A                     9,300            310,899
LandAmerica Financial Group, Inc.                    3,180            215,763
MetLife, Inc.                                       13,400            648,158
W. R. Berkley Corp.                                 14,800            859,288
                                                                -------------
                                                                    3,162,920
                                                                -------------
INTERNET & CATALOG RETAIL -- 0.2%
eBay, Inc.*                                          1,300             50,778
Williams-Sonoma, Inc.*                               3,600            152,640
                                                                -------------
                                                                      203,418
                                                                -------------
INTERNET SOFTWARE & SERVICES -- 0.5%
Digital Insight Corp.*                               3,300            120,120
Websense, Inc.*                                      8,350            230,293


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
INTERNET SOFTWARE & SERVICES (CONTINUED)
Yahoo!, Inc.*                                        1,800     $       58,068
                                                                -------------
                                                                      408,481
                                                                -------------
IT CONSULTING & SERVICES -- 2.0%
Accenture, Ltd. Class A                             17,800            535,246
Agilysys, Inc.                                      11,497            173,145
Computer Sciences Corp.*                            11,800            655,490
Paychex, Inc.                                        1,650             68,739
Sykes Enterprises, Inc.*                            20,550            291,399
                                                                -------------
                                                                    1,724,019
                                                                -------------
MACHINERY -- 0.5%
Danaher Corp.                                        1,850            117,567
Flowserve Corp.*                                     4,005            233,652
ITT Industries, Inc.                                 2,100            118,062
                                                                -------------
                                                                      469,281
                                                                -------------
MARINE -- 0.3%
General Maritime Corp.                               7,195            239,881
                                                                -------------
MEDIA -- 0.2%
Time Warner, Inc.                                   11,050            185,530
                                                                -------------
METALS & MINING -- 1.8%
Commercial Metals Co.                                6,038            322,973
Freeport-McMoRan Copper & Gold,
  Inc. Class B                                       5,300            316,781
Nucor Corp.                                          2,500            261,975
Peabody Energy Corp.                                 5,800            292,378
Ryerson, Inc.                                        5,700            152,532
United States Steel Corp.                            3,400            206,312
                                                                -------------
                                                                    1,552,951
                                                                -------------
MULTILINE RETAIL -- 0.1%
Amazon.com, Inc.*                                    2,900            105,879
                                                                -------------
OIL & GAS -- 4.5%
Burlington Resources, Inc.                           4,700            431,977
Clayton Williams Energy, Inc.*                       6,800            278,256
ConocoPhillips                                       9,800            618,870
Exxon Mobil Corp.                                   15,490            942,721
Giant Industries, Inc.*                              1,900            132,126
Marathon Oil Corp.                                   8,300            632,211
Southwestern Energy Co.*                             3,900            125,541
Sunoco, Inc.                                         2,100            162,897
Tesoro Corp.                                         3,000            205,020
Valero Energy Corp.                                  6,400            382,592
                                                                -------------
                                                                    3,912,211
                                                                -------------
PHARMACEUTICALS -- 2.3%
Allergan, Inc.                                         550             59,675
Bentley Pharmaceuticals, Inc.*                      12,800            168,320
Bristol-Myers Squibb Co.                             4,500            110,745
Johnson & Johnson                                    5,890            348,806
King Pharmaceuticals, Inc.*                         20,400            351,900
Merck & Co., Inc.                                    2,100             73,983
Pfizer, Inc.                                        36,400            907,088
                                                                -------------
                                                                    2,020,517
                                                                -------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
REAL ESTATE -- 1.1%
Ashford Hospitality Trust                           28,600     $      354,640
CB Richard Ellis Group, Inc.
  Class A*                                           2,100            169,470
Entertainment Properties Trust                       4,450            186,811
GMH Communities Trust                                7,600             88,464
New Century Financial Corp.                          3,549            163,325
                                                                -------------
                                                                      962,710
                                                                -------------
ROAD & RAIL -- 0.7%
Burlington Northern Santa Fe Corp.                   1,700            141,661
Dollar Thrifty Automotive
  Group, Inc.*                                       5,380            244,252
Landstar System, Inc.                                4,358            192,275
                                                                -------------
                                                                      578,188
                                                                -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.8%
Intel Corp.                                         15,020            290,637
Photronics, Inc.*                                    8,200            153,832
Texas Instruments, Inc.                              7,150            232,161
                                                                -------------
                                                                      676,630
                                                                -------------
SOFTWARE -- 2.8%
Adobe Systems, Inc.*                                 8,350            291,582
Autodesk, Inc.*                                      1,800             69,336
BEA Systems, Inc.*                                  55,150            724,120
Fair Isaac Corp.                                     9,700            384,314
Microsoft Corp.                                      9,040            245,978
Oracle Corp.*                                       47,080            644,525
RSA Security, Inc.*                                  7,200            129,168
                                                                -------------
                                                                    2,489,023
                                                                -------------
SPECIALTY RETAIL -- 1.9%
American Eagle Outfitters, Inc.                      2,450             73,157
Children's Place Retail Stores, Inc.*                7,369            426,665
Home Depot, Inc.                                     5,100            215,730
Sonic Automotive, Inc.                              11,600            322,016
Staples, Inc.                                       18,125            462,550
Tiffany & Co.                                        3,830            143,778
                                                                -------------
                                                                    1,643,896
                                                                -------------
TEXTILES & APPAREL -- 0.5%
Coach, Inc.*                                         3,640            125,871
V. F. Corp.                                          2,500            142,250
Wolverine World Wide, Inc.                           8,700            192,531
                                                                -------------
                                                                      460,652
                                                                -------------
TOTAL COMMON STOCK
  (Cost $44,086,097)                                               53,681,874
                                                               --------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
AGENCY OBLIGATIONS -- 2.1%
Federal Home Loan Mortgage Corp.
    4.200%                         12/28/07          1,000            985,643
Federal National Mortgage
  Association
    5.250%                         08/01/12            520            515,413


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
AGENCY OBLIGATIONS (CONTINUED)
Rowan Cos., Inc.
    4.330%                         05/01/19     $      386     $      362,580
                                                                -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,931,849)                                                 1,863,636
                                                                -------------
ASSET - BACKED SECURITIES -- 2.6%
California Infrastructure Pacific
  Gas & Electric Series 1997-1,
  Class A8
    6.480%                         12/26/09            215            218,460
Citibank Credit Card Issuance Trust
  Series 2003-A6, Class A6
    2.900%                         05/17/10            600            572,817
Citibank Credit Card Issuance Trust
  Series 2005-B1, Class B1
    4.400%                         09/15/10            220            215,192
Franklin Auto Trust Series 2005-1,
  Class A4
    5.010%                         05/20/13            295            292,599
Providian Gateway Master Trust
  Series 2004-DA 144A, Class A f
    3.350%                         09/15/11            240            233,475
Residential Funding Mortgage
  Securities Series 2001-HS2, Class
  A5
    6.920%                         04/25/31            177            176,100
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
    4.430%                         12/25/33            297            294,074
Volkswagen Auto Loan Enhanced Trust
  Series 2003-2, Class A4
    2.940%                         03/22/10            220            215,031
                                                                -------------
TOTAL ASSET - BACKED SECURITIES
  (Cost $2,278,324)                                                 2,217,748
                                                                -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.2%
Adjustable Rate Mortgage Trust
  Series 2005-11, Class 2A42
    5.362%                         02/25/36            500            491,778
Bear Stearns Commercial Mortgage
  Securities, Inc. Series 2005-T18,
  Class A4
    4.933%                         02/13/42            275            262,615
Countrywide Home Loans Series
  2003-J6, Class 1A1
    5.500%                         08/25/33            262            254,841
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                         11/12/31              1              1,179
Federal Home Loan Mortgage Corp.
  Series 1385, Class J
    7.000%                         10/15/07            166            166,004
Federal Home Loan Mortgage Corp.
  Series 2513, Class JE
    5.000%                         10/15/17            450            434,421

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.
  Series 2770, Class LA
    4.500%                         04/15/33     $      276     $      264,238
Federal Home Loan Mortgage Corp.
  Series 2835, Class HB
    5.500%                         08/15/24            305            298,957
Federal Home Loan Mortgage Corp.
  Series 2886, Class BE
    4.500%                         11/15/19            260            238,185
Federal Home Loan Mortgage Corp.
  Series 2886, Class CK
    5.000%                         11/15/19            280            267,223
Federal Home Loan Mortgage Corp.
  Series 3099, Class PA
    5.500%                         09/15/25            173            172,942
Federal Home Loan Mortgage Corp.
  Series 3101, Class PA
    5.500%                         10/15/25            173            172,884
Federal National Mortgage Association
  Series 1993-197, Class SB
    9.014%                         10/25/08             35             35,641
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                         03/25/27            443             28,684
Federal National Mortgage Association
  Series 1997-84, Class PL IO
    6.500%                         02/25/09             43              2,032
Federal National Mortgage Association
  Series 2000-T8, Class A
    7.415%                         12/25/30             35             36,705
Federal National Mortgage Association
  eries 2001-68, Class PV
    6.000%                         11/25/18            485            489,186
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                         11/25/15            184            183,849
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                         11/25/17            400            384,818
Federal National Mortgage Association
  Series 2003-35, Class BC
    5.000%                         05/25/18            640            619,872
GMAC Mortgage Corp. Loan Trust
  Series 2005-AR3, Class 3A3
    4.877%                         06/19/35            242            239,020
Government National Mortgage Association
  Series 2002-53, Class B
    5.552%                         05/16/26            330            331,957
Government National Mortgage Association
  Series 2004-108, Class C
    5.039%                         12/16/32            195            186,821


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
LB-UBS Commercial Mortgage Trust
  Series 2005-C2, Class A2
    4.821%                         04/15/30     $      270     $      264,694
LB-UBS Commercial Mortgage Trust
  Series 2005-C5, Class A3
    4.964%                         09/15/30            440            428,827
Master Adjustable Rate Mortgages
  Trust Series 2005-8, Class 3A1
    6.000%                         12/25/35            685            685,685
Master Alternative Loans Trust
  Series 2004-13, Class 8A1
    5.500%                         01/25/25            161            157,613
Master Alternative Loans Trust
  Series 2004-13, Class 12A1
    5.500%                         12/25/19            283            279,305
Master Asset Securitization Trust
  Series 2003-7, Class 4A33
    5.250%                         09/25/33            200            189,454
Morgan Stanley Capital I Series
  2005-T17, Class A5
    4.780%                         12/13/41            195            184,495
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28            100            10,629
Structured Asset Securities Corp.
  Series 2003-34A, Class 6A
    5.135%                         11/25/33            234            229,466
Structured Asset Securities Corp.
  Series 2005-2XS, Class 2A2
    5.150%                         02/25/35            187            185,139
Structured Asset Securities Corp.
  Series 2005-15, Class 4A1
    6.000%                         08/25/35            281            278,775
Washington Mutual Mortgage
  Securities Corp. Series 2002-S8,
  Class 2A7
    5.250%                         01/25/18            329            322,218
Wells Fargo Mortgage-Backed
  Securities Trust Series 2004-7,
  Class 2A2
    5.000%                         07/25/19            263            255,512
Wells Fargo Mortgage-Backed
  Securities Trust Series 2005-AR4,
  Class B1
    4.570%                         04/25/35            208            197,182
WMALT Mortgage Pass-Through
  Certificates Series 2005-4, Class
  CB7
    5.500%                         06/25/35            310            295,170
WMALT Mortgage Pass-Through
  Certificates Series 2005-6, Class
  2A7
    5.500%                         08/25/35            320            316,485
                                                                -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $10,135,173)                                                9,844,501
                                                                -------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
MORTGAGE - BACKED SECURITIES -- 5.1%
Federal Home Loan Mortgage Corp.
  Pool #A15284
    5.500%                         10/01/33     $      484     $      473,582
Federal National Mortgage
  Association Pool #345739
    7.500%                         03/01/27              3              3,395
Federal National Mortgage
  Association Pool #363317
    7.500%                         11/01/26              0                257
Federal National Mortgage
  Association Pool #368941
    7.500%                         12/01/26             18             18,905
Federal National Mortgage
  Association Pool #371323
    7.500%                         03/01/27             14             14,323
Federal National Mortgage
  Association Pool #555880
    5.500%                         11/01/33            285            278,922
Federal National Mortgage
  Association Pool #725232
    5.000%                         03/01/34          1,086          1,036,986
Federal National Mortgage
  Association Pool #725584
    5.000%                         07/01/34            559            533,040
Federal National Mortgage
  Association Pool #734890
    5.000%                         08/01/18            304            297,205
Federal National Mortgage
  Association Pool #755074
    5.500%                         12/01/33            357            348,897
Federal National Mortgage
  Association Pool #756294
    5.500%                         12/01/33             75             73,434
Federal National Mortgage
  Association Pool #759299
    5.500%                         01/01/34            231            225,624
Federal National Mortgage
  Association Pool #804292
    5.000%                         11/01/34            142            135,890
Federal National Mortgage
  Association Pool #810426
    6.000%                         03/01/35            172            172,502
Federal National Mortgage
  Association Pool #821954
    5.500%                         06/01/35            255            249,135
Federal National Mortgage
  Association Pool #821994
    5.500%                         07/01/35            259            253,320
Government National Mortgage
  Association Pool #442138
    8.000%                         11/15/26             36             38,944


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
MORTGAGE - BACKED SECURITIES (CONTINUED)
Government National Mortgage
  Association Pool #553367
    5.500%                         07/15/33     $      288     $      285,547
Government National Mortgage
  Association Pool #555127
    7.000%                         09/15/31              9              9,061
                                                                -------------
TOTAL MORTGAGE - BACKED SECURITIES
  (Cost $4,564,235)                                                 4,448,969
                                                                -------------
CORPORATE BONDS -- 8.6%
ELECTRIC -- 0.6%
AEP Texas Central Co.
    5.500%                         02/15/13            100             98,275
Consolidated Edison Co. of New York
    5.700%                         02/01/34             50             48,128
Constellation Energy Group, Inc.
    7.600%                         04/01/32            150            172,085
PECO Energy Co.
    3.500%                         05/01/08            200            192,332
                                                                -------------
                                                                      510,820
                                                                -------------
FINANCE - BANK -- 2.0%
Bank of America Corp.
    6.250%                         04/15/12            220            228,878
Capital One Bank
    4.250%                         12/01/08            160            155,722
    5.000%                         06/15/09            125            123,607
Citigroup, Inc.
    5.125%                         02/14/11            125            123,440
European Investment Bank
    2.375%                         06/15/07            230            223,129
HSBC Finance Corp.
    5.250%                         01/14/11            350            346,087
JPMorgan Chase & Co.
    3.800%                         10/02/09            325            308,896
Royal Bank of Scotland Group P.L.C.
    5.000%                         10/01/14            200            192,629
    5.050%                         01/08/15            100             96,200
                                                                -------------
                                                                    1,798,588
                                                                -------------
FINANCE - NON-BANK -- 1.4%
Associates Corp. N.A.
    6.950%                         11/01/18             60             66,830
Boeing Capital Corp.
    7.375%                         09/27/10            180            194,084
CIT Group, Inc.
    5.000%                         02/13/14             55             52,284
General Electric Capital Corp.
    4.875%                         03/04/15             75             72,055
John Deere Capital Corp.
    5.100%                         01/15/13            150            146,442
Lehman Brothers Holdings, Inc.
    4.000%                         01/22/08             55             53,807
    7.000%                         02/01/08             40             41,162

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Merrill Lynch & Co., Inc.
    4.125%                         09/10/09     $      100     $       96,131
Simon Property Group L.P.
    5.375%                         08/28/08             35             34,937
St. Paul Travelers Cos., Inc.
    5.500%                         12/01/15            325            318,499
Textron Financial Corp.
    5.875%                         06/01/07            200            201,310
                                                                -------------
                                                                    1,277,541
                                                                -------------
INDUSTRIAL -- 3.1%
Boeing Co.
    8.750%                         09/15/31            100            136,054
Caterpillar, Inc.
    7.300%                         05/01/31            200            238,627
Centex Corp.
    4.750%                         01/15/08            130            128,232
Comcast Cable Communications, Inc.
    7.125%                         06/15/13             75             79,517
Comcast Corp.
    5.300%                         01/15/14            190            180,938
DaimlerChrysler N.A. Holding Corp.
    5.875%                         03/15/11            150            149,485
Diageo Capital P.L.C.
    4.375%                         05/03/10            200            192,177
Genentech, Inc.
    5.250%                         07/15/35            100             90,276
General Mills, Inc.
    6.000%                         02/15/12             80             81,598
Harrahs Operating Co., Inc.
    5.625%                         06/01/15            100             95,986
Kellogg Co.
    6.600%                         04/01/11            200            209,351
Kimberly-Clark Corp.
    4.875%                         08/15/15            300            287,993
Kohls Corp.
    6.300%                         03/01/11            220            226,844
Kroger Co.
    6.800%                         04/01/11             85             88,655
Procter & Gamble Co. - Guaranteed
  ESOP Debentures Series A
    9.360%                         01/01/21            150            188,600
Schering-Plough Corp.
    6.750%                         12/01/33            150            161,311
Unitedhealth Group
    5.800%                         03/15/36            200            191,111
                                                                -------------
                                                                    2,726,755
                                                                -------------
NATURAL GAS -- 0.2%
Duke Energy Field Services
    7.875%                         08/16/10            150            162,969
                                                                -------------


    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------      ------------
CORPORATE BONDS (CONTINUED)
OIL -- 0.2%
Conoco, Inc.
    6.950%                         04/15/29     $      165     $      187,229
                                                                -------------
TELEPHONES -- 1.0%
BellSouth Corp.
    6.000%                         11/15/34            235            219,889
France Telecom S.A.
    7.750%                         03/01/11            100            109,323
Verizon Global Funding Corp.
    7.250%                         12/01/10            200            212,575
    7.750%                         12/01/30             30             33,238
Vodafone Group P.L.C.
    7.750%                         02/15/10            250            268,129
                                                                -------------
                                                                      843,154
                                                                -------------
TRANSPORTATION -- 0.1%
CSX Corp.
    6.750%                         03/15/11             50             52,572
                                                                -------------
TOTAL CORPORATE BONDS
  (Cost $7,707,260)                                                 7,559,628
                                                                -------------
U.S. TREASURY OBLIGATIONS -- 7.7%
U.S. TREASURY BONDS -- 2.9%
    11.250%                        02/15/15            165            239,624
    7.250%                         05/15/16            215            254,338
    8.750%                         05/15/20            120            164,438
    8.750%                         08/15/20            823          1,130,661
    8.000%                         11/15/21             85            111,682
    6.125%                         11/15/27             64             72,880
    5.500%                         08/15/28            505            535,182
                                                                -------------
                                                                    2,508,805
                                                                -------------
U.S. TREASURY NOTES -- 4.8%
    3.750%                         05/15/08            860            841,793
    4.375%                         11/15/08          1,060          1,048,242
    3.500%                         08/15/09            760            729,126
    3.875%                         07/15/10            700            674,844
    4.250%                         08/15/13            175            168,369
    4.250%                         08/15/15            825            786,167
                                                                -------------
                                                                    4,248,541
                                                                -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $6,944,473)                                                 6,757,346
                                                                -------------
                                                   Shares           Value+
                                                  ---------      ------------
TEMPORARY INVESTMENTS -- 1.9%
Goldman Sachs Financial Square
  Money Market Portfolio                         1,649,731          1,649,731
JPMorgan Prime Money Market Fund                       986                986
                                                                -------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,650,717)                                                 1,650,717
                                                                -------------

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


TOTAL INVESTMENTS -- 100.4%
  (Cost $79,298,128)                                               88,024,419
                                                               --------------

OTHER ASSETS AND LIABILITIES -- (0.4%)
Dividends receivable and other assets                                 390,339
Receivable for capital stock sold                                      70,625
Payable for securities purchased                                     (538,195)
Payable for capital stock redeemed                                   (191,299)
Accrued expenses                                                      (63,023)
                                                               --------------

                                                                     (331,553)
                                                               --------------
NET ASSETS -- 100.0%                                           $   87,692,866
                                                               ==============

 -----------------
 The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

 Basis                          $79,402,661
                                ===========

 Gross Appreciation             $10,569,917
 Gross Depreciation              (1,948,159)
                                -----------

 Net Appreciation               $ 8,621,758
                                ===========
+       See Note 1.
*       Non-income producing security.
f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.
IO      -- Interest Only Security.

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK -- 98.3%
AEROSPACE & DEFENSE -- 5.4%
Boeing Co.                                          26,300     $    2,049,559
General Dynamics Corp.                              50,600          3,237,388
Rockwell Collins, Inc.                              18,700          1,053,745
United Technologies Corp.                           32,600          1,889,822
                                                                -------------
                                                                    8,230,514
                                                                -------------
BANKS -- 6.6%
Associated Banc-Corp                                43,700          1,484,926
Bank of America Corp.                               78,450          3,572,613
Wachovia Corp.                                      69,750          3,909,487
Washington Mutual, Inc.                             27,800          1,184,836
                                                                -------------
                                                                   10,151,862
                                                                -------------
BUILDING PRODUCTS -- 1.5%
Cemex S.A. de C.V. ADR                              35,400          2,310,912
                                                                -------------
CHEMICALS -- 2.1%
Lyondell Chemical Co.                               52,000          1,034,800
Monsanto Co.                                        14,400          1,220,400
Praxair, Inc.                                       18,600          1,025,790
                                                                -------------
                                                                    3,280,990
                                                                -------------
COMMUNICATIONS EQUIPMENT -- 4.2%
Freescale Semiconductor, Inc.
  Class B*                                          27,900            774,783
Juniper Networks, Inc.*                             40,800            780,096
Motorola, Inc.                                     102,050          2,337,965
Nokia Corp. ADR                                     80,650          1,671,068
Qualcomm, Inc.                                      16,500            835,065
                                                                -------------
                                                                    6,398,977
                                                                -------------
COMPUTERS & PERIPHERALS -- 4.2%
Apple Computer, Inc.*                               26,500          1,662,080
Hewlett-Packard Co.                                113,350          3,729,215
Western Digital Corp.*                              53,500          1,039,505
                                                                -------------
                                                                    6,430,800
                                                                -------------
DIVERSIFIED FINANCIALS -- 5.0%
Capital One Financial Corp.                         18,512          1,490,586
Lehman Brothers Holdings, Inc.                      18,500          2,673,805
Moody's Corp.                                       49,900          3,565,854
                                                                -------------
                                                                    7,730,245
                                                                -------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.9%
Sprint Nextel Corp.                                 51,763          1,337,556
                                                                -------------
ELECTRIC UTILITIES -- 5.7%
Dominion Resources, Inc.                            39,600          2,733,588
Edison International                                34,400          1,416,592
Southern Co.                                        88,630          2,904,405
Xcel Energy, Inc.                                   94,250          1,710,638
                                                                -------------
                                                                    8,765,223
                                                                -------------
FOOD & DRUG RETAILING -- 4.9%
Costco Wholesale Corp.                              42,200          2,285,552
CVS Corp.                                           45,200          1,350,124
Del Monte Foods Co.                                159,800          1,895,228
Kroger Co.*                                         98,950          2,014,622
                                                                -------------
                                                                    7,545,526
                                                                -------------


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
FOOD PRODUCTS -- 1.1%
Archer-Daniels-Midland Co.                          49,550     $    1,667,357
                                                                -------------
GAS UTILITIES -- 1.4%
Atmos Energy Corp.                                  22,200            584,526
NiSource, Inc.                                      35,800            723,876
ONEOK, Inc.                                         24,700            796,575
                                                                -------------
                                                                    2,104,977
                                                                -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
Alcon, Inc.                                          9,600          1,000,896
PerkinElmer, Inc.                                   52,600          1,234,522
                                                                -------------
                                                                    2,235,418
                                                                -------------
HEALTH CARE PROVIDERS & SERVICES -- 9.8%
Cardinal Health, Inc.                               34,200          2,548,584
Caremark Rx, Inc.                                   84,993          4,179,956
Cerner Corp.*                                       23,000          1,091,350
Gilead Sciences, Inc.*                              79,800          4,965,156
Invitrogen Corp.*                                   11,200            785,456
UnitedHealth Group, Inc.                            11,600            647,976
WellPoint, Inc.*                                    10,700            828,501
                                                                -------------
                                                                   15,046,979
                                                                -------------
HOUSEHOLD PRODUCTS -- 2.5%
Procter & Gamble Co.                                65,940          3,799,463
                                                                -------------
INDUSTRIAL CONGLOMERATES -- 2.8%
General Electric Co.                               123,452          4,293,661
                                                                -------------
INSURANCE -- 7.5%
Allstate Corp.                                      32,900          1,714,419
Chubb Corp.                                          8,800            839,872
Genworth Financial, Inc. Class A                    49,800          1,664,814
MetLife, Inc.                                       71,050          3,436,689
Nationwide Financial Services, Inc.
  Class A                                           61,400          2,641,428
W. R. Berkley Corp.                                 21,200          1,230,872
                                                                -------------
                                                                   11,528,094
                                                                -------------
INTERNET & CATALOG RETAIL -- 0.5%
eBay, Inc.*                                         20,400            796,824
                                                                -------------
INTERNET SOFTWARE & SERVICES -- 0.5%
Check Point Software Technologies, Ltd.*            38,300            766,766
                                                                -------------
MACHINERY -- 1.3%
Danaher Corp.                                       31,200          1,982,760
                                                                -------------
MARINE -- 0.4%
Overseas Shipholding Group, Inc.                    11,600            555,988
                                                                -------------
MEDIA -- 0.5%
McGraw-Hill Co., Inc.                               13,300            766,346
                                                                -------------
OIL & GAS -- 9.7%
Apache Corp.                                        11,900            779,569
ConocoPhillips                                      12,500            789,375
EOG Resources, Inc.                                 12,300            885,600
Exxon Mobil Corp.                                   88,990          5,415,931
Marathon Oil Corp.                                  58,075          4,423,573
Occidental Petroleum Corp.                          14,400          1,334,160
Valero Energy Corp.                                 20,800          1,243,424
                                                                -------------
                                                                   14,871,632
                                                                -------------

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------    --------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 3.5%
Novartis AG ADR                                     46,000     $    2,550,240
Sanofi-Aventis ADR                                  30,000          1,423,500
Teva Pharmaceutical Industries, Ltd.                32,500          1,338,350
                                                               --------------
                                                                    5,312,090
                                                               --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.1%
Intel Corp.                                        143,355          2,773,919
LAM Research Corp.*                                 19,900            855,700
Novellus Systems, Inc.*                             54,900          1,317,600
Texas Instruments, Inc.                             42,500          1,379,975
                                                               --------------
                                                                    6,327,194
                                                               --------------
SOFTWARE -- 6.4%
BEA Systems, Inc.*                                 337,950          4,437,283
Cadence Design Systems, Inc.*                      128,650          2,378,739
Citrix Systems, Inc.*                               35,500          1,345,450
Microsoft Corp.                                     59,860          1,628,791
                                                               --------------
                                                                    9,790,263
                                                               --------------
SPECIALTY RETAIL -- 3.0%
American Eagle Outfitters, Inc.                     90,150          2,691,879
Home Depot, Inc.                                    47,300          2,000,790
                                                               --------------
                                                                    4,692,669
                                                               --------------
TEXTILES & APPAREL -- 1.4%
Coach, Inc.*                                        30,300          1,047,774
Nike, Inc. Class B                                  12,400          1,055,240
                                                               --------------
                                                                    2,103,014
                                                               --------------
TOTAL COMMON STOCK
  (Cost $125,947,764)                                             150,824,100
                                                               --------------
TEMPORARY INVESTMENTS -- 2.0%
Dreyfus Cash Management Plus
  #719                                                   1                  1
Goldman Sachs Financial Square
  Money Market Portfolio                         3,102,646          3,102,646
JPMorgan Prime Money Market Fund                    15,285             15,285
                                                               --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,117,932)                                                 3,117,932
                                                               --------------

TOTAL INVESTMENTS -- 100.3%
  (Cost $129,065,696)                                             153,942,032
                                                               --------------

OTHER ASSETS AND LIABILITIES -- (0.3%)
Dividends receivable and other assets                                 193,607
Receivable for capital stock sold                                     230,160
Payable for securities purchased                                     (699,962)
Payable for capital stock redeemed                                    (76,905)
Accrued expenses                                                     (124,626)
                                                               --------------

                                                                     (477,726)
                                                               --------------
NET ASSETS -- 100.0%                                           $  153,464,306
                                                               ==============

-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                           $129,678,710
                                ============

Gross Appreciation              $ 26,771,029
Gross Depreciation                (2,507,707)
                                ------------

Net Appreciation                $ 24,263,322
                                ============
+       See Note 1.
*       Non-income producing security.
ADR     -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK -- 94.2%
BRAZIL -- 11.6%
Banco Bradesco S.A                                 130,900     $    4,222,190
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR                                            60              2,529
Companhia de Bebidas das
  Americas -PR ADR                                  83,600          3,591,456
Companhia Energetica de Minas
  Gerais                                       108,605,000          3,999,916
Companhia Vale do Rio Doce ADR                     192,680          8,329,557
Petroleo Brasileiro S.A. ADR                       158,306         13,720,381
Sadia S.A                                        1,446,000          3,902,329
Tele Norte Leste Participacoes
  S.A. ADR                                         175,060          2,920,001
                                                                -------------
                                                                   40,688,359
                                                                -------------
CHILE -- 0.6%
Madeco S.A. ADR                                    255,642          2,147,393
                                                                -------------
CHINA -- 10.9%
China Construction Bank*                           675,000            315,353
China Mobile, Ltd.                               1,346,020          7,069,114
China Petroleum & Chemical
  Corp. (Sinopec)                                8,526,000          4,944,743
Datang International Power
  Generation Co., Ltd.                           2,338,960          1,477,082
Denway Motors, Ltd.                             14,290,280          5,571,241
Lenovo Group, Ltd.                               7,300,000          2,775,433
Ping An Insurance (Group) Co.
  of China, Ltd.                                 2,444,280          6,300,381
Weichai Power Co., Ltd.                          3,193,000          5,226,230
Yanzhou Coal Mining Co., Ltd.                    5,000,000          4,349,703
                                                                -------------
                                                                   38,029,280
                                                                -------------
HONG KONG -- 1.9%
Hutchison Whampoa, Ltd.                            408,450          3,745,413
Johnson Electric Holdings, Ltd.                  3,118,180          2,913,567
                                                                -------------
                                                                    6,658,980
                                                                -------------
HUNGARY -- 1.8%
Gedeon Richter Rt                                   17,332          3,492,938
OTP Bank Rt                                         80,350          2,786,751
                                                                -------------
                                                                    6,279,689
                                                                -------------
INDIA -- 4.6%
Corporation Bank h                                 402,000          3,462,620
Hero Honda Motors, Ltd.                            211,000          4,222,134
Mahindra & Mahindra, Ltd.                          193,000          2,719,565
Oil & Natural Gas Corp., Ltd.                      188,000          5,540,085
                                                                -------------
                                                                   15,944,404
                                                                -------------
INDONESIA -- 2.2%
PT Indonesian Satellite Corp. TBK               13,417,220          7,604,125
                                                                -------------
ISRAEL -- 2.5%
Bank Hapoalim, Ltd.                                788,000          3,656,946
Check Point Software
  Technologies, Ltd.*                               80,670          1,615,013
Lipman ADR                                         130,000          3,536,000
                                                                -------------
                                                                    8,807,959
                                                                -------------


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
KOREA -- 14.4%
Amorepacific Corp.                                  16,700     $    6,531,494
GS Home Shopping, Inc.                              53,000          5,018,526
Hyundai Motor Co., Ltd.                             49,880          4,194,315
Kookmin Bank ADR                                    69,591          5,951,422
LG Chem, Ltd.                                      120,820          5,490,123
Samsung Electronics Co., Ltd.
  Series 144A GDR f                                 41,400         13,499,712
Shinsegae Co., Ltd.*                                21,450          9,780,105
                                                                -------------
                                                                   50,465,697
                                                                -------------
MALAYSIA -- 0.7%
Maxis Communications BHD                         1,007,900          2,380,802
                                                                -------------
MEXICO -- 4.6%
America Movil S.A. de C.V. -L
  ADR                                              111,870          3,832,666
Cemex S.A. de C.V. ADR                             105,274          6,872,287
Grupo Televisa S.A. ADR                            262,400          5,221,760
                                                                -------------
                                                                   15,926,713
                                                                -------------
RUSSIA -- 10.3%
Evraz Group S.A. 144A GDR f                        182,000          4,623,273
LUKOIL ADR                                         176,380         14,629,698
Norilsk Nickel Mining and
  Metallurgical Co. ADR                             51,160          4,962,008
Polyus Gold Co. ADR c h                             66,160          2,447,920
Surgutneftegaz ADR                                  78,900          9,152,795
                                                                -------------
                                                                   35,815,694
                                                                -------------
SOUTH AFRICA -- 10.3%
Barloworld, Ltd.                                   264,190          5,690,444
Impala Platinum Holdings, Ltd.                      18,676          3,528,917
Massmart Holdings Ltd.                             552,000          5,228,578
Nedbank Group, Ltd.                                212,447          4,426,051
Network Healthcare Holdings,
  Ltd                                            2,770,000          4,065,932
Old Mutual P.L.C                                 1,411,960          4,936,966
Standard Bank Group, Ltd.                          150,000          2,063,093
Telkom South Africa, Ltd.                          228,500          5,953,860
                                                                -------------
                                                                   35,893,841
                                                                -------------
TAIWAN -- 10.7%
Asustek Computer, Inc.                           2,889,010          7,832,552
Chi Mei Optoelectronics Corp.                    2,985,000          4,207,334
Chinatrust Financial Holding Co., Ltd.           9,010,501          6,398,695
President Chain Store Corp.                      3,012,349          6,366,503
Taiwan Semiconductor
  Manufacturing Co., Ltd.                        6,435,092         12,728,034
                                                                -------------
                                                                   37,533,118
                                                                -------------
THAILAND -- 3.7%
Advanced Information Service
  Public Co., Ltd. c                             1,140,200          2,683,686
Bangkok Bank Public Co., Ltd.                    1,478,000          4,410,238
Land & Houses Public Co., Ltd. h                26,400,000          5,704,437
                                                                -------------
                                                                   12,798,361
                                                                -------------
TURKEY -- 2.4%
Akbank T.A.S                                       432,555          3,635,457
Enka Insaat ve Sanayi A.S                          338,000          4,625,660

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------    --------------
COMMON STOCK (CONTINUED)
TURKEY (CONTINUED)
Haci Omer Sabanci Holding A.S                            2     $           14
                                                               --------------
                                                                    8,261,131
                                                               --------------
UNITED KINGDOM -- 1.0%
HSBC Holdings P.L.C                                217,762          3,645,668
                                                               --------------
TOTAL COMMON STOCK
  (Cost $217,965,573)                                             328,881,214
                                                               --------------
TEMPORARY INVESTMENTS -- 1.9%
Columbia Prime Reserves Fund
  (Cost $6,471,141)                              6,471,141          6,471,141
                                                               --------------
CURRENCY -- 0.0%
Taiwanese Dollar
  (Cost $225)                                        7,347                226
                                                               --------------

TOTAL INVESTMENTS -- 96.1%
  (Cost $224,436,939)                                             335,352,581
                                                               --------------

OTHER ASSETS AND LIABILITIES -- 3.9%
Dividends receivable and other assets                               1,437,518
Receivable for securities sold                                     12,996,085
Receivable for capital stock sold                                      83,325
Payable for capital stock redeemed                                   (293,998)
Payable for foreign taxes                                            (124,585)
Accrued expenses                                                     (481,339)
                                                               --------------

                                                                   13,617,006
                                                               --------------
NET ASSETS -- 100.0%                                           $  348,969,587
                                                               ==============

-----------------
The federal income tax basis and unrealized appreciation(depreciation) for all investments is as follows:

Basis:                          $224,479,904
                                ============

Gross Appreciation              $113,550,790
Gross Depreciation                (2,678,113)
                                ------------

Net Appreciation                $110,872,677
                                ============

+       See Note 1.
*       Non-income producing security.
c       Security fair valued using methods determined in good
        faith by the Pricing Committee of the Board of Trustees.
f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.
h       Illiquid security. The total market value of illiquid securities at
          March 31, 2006, is $11,614,977
ADR     -- American Depositary Receipt.
GDR     -- Global Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK -- 96.1%
AEROSPACE & DEFENSE -- 0.4%
Northrop Grumman Corp.                              17,700     $    1,208,733
                                                                -------------
AUTOMOBILES -- 0.6%
AutoNation, Inc.*                                   82,300          1,773,565
                                                                -------------
BANKS -- 12.1%
AmSouth Bancorp                                     36,600            990,030
Bank of America Corp.                              180,000          8,197,200
Colonial BancGroup, Inc.                            99,300          2,482,500
Northern Trust Corp.                               115,900          6,084,750
Sovereign Bancorp, Inc.                             50,700          1,110,837
U.S. Bancorp                                       303,500          9,256,750
Wachovia Corp.                                     152,421          8,543,197
                                                                -------------
                                                                   36,665,264
                                                                -------------
CHEMICALS -- 0.2%
Celanese Corp. Series A                             23,200            486,504
                                                                -------------
COMMERCIAL SERVICES & SUPPLIES -- 5.0%
Dun & Bradstreet Corp.*                             27,000          2,070,360
Republic Services, Inc.                            208,000          8,842,080
ServiceMaster Co.                                  330,400          4,334,848
                                                                -------------
                                                                   15,247,288
                                                                -------------
COMPUTERS & PERIPHERALS -- 4.6%
EMC Corp.*                                         287,200          3,914,536
Hewlett-Packard Co.                                303,800          9,995,020
                                                                -------------
                                                                   13,909,556
                                                                -------------
DIVERSIFIED FINANCIALS -- 11.7%
Capital One Financial Corp.                         47,800          3,848,856
Charles Schwab Corp.                               482,800          8,308,988
Citigroup, Inc.                                    116,190          5,488,816
JPMorgan Chase & Co.                                82,100          3,418,644
Lehman Brothers Holdings, Inc.                      22,500          3,251,925
Moody's Corp.                                       36,100          2,579,706
Nuveen Investments Class A                          33,500          1,613,025
Principal Financial Group, Inc.                     80,700          3,938,160
TD Ameritrade Holding Corp.*                       147,100          3,069,977
                                                                -------------
                                                                   35,518,097
                                                                -------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.8%
AT&T, Inc.                                         162,700          4,399,408
Sprint Nextel Corp.                                153,600          3,969,024
                                                                -------------
                                                                    8,368,432
                                                                -------------
ELECTRIC UTILITIES -- 3.9%
FPL Group, Inc.                                     91,400          3,668,796
PG&E Corp.                                         156,900          6,103,410
Xcel Energy, Inc.                                  108,400          1,967,460
                                                                -------------
                                                                   11,739,666
                                                                -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
Ingram Micro, Inc. Class A*                        124,300          2,486,000
Jabil Circuit, Inc.*                               110,840          4,750,602
                                                                -------------
                                                                    7,236,602
                                                                -------------
FOOD PRODUCTS -- 2.4%
Archer-Daniels-Midland Co.                          41,000          1,379,650
Campbell Soup Co.                                  181,600          5,883,840
                                                                -------------
                                                                    7,263,490
                                                                -------------


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
GAS UTILITIES -- 2.0%
ONEOK, Inc.                                        100,800     $    3,250,800
Sempra Energy                                       60,900          2,829,414
                                                                -------------
                                                                    6,080,214
                                                                -------------
HEALTH CARE PROVIDERS & SERVICES -- 4.5%
AmerisourceBergen Corp.                             50,500          2,437,635
Caremark Rx, Inc.                                   29,300          1,440,974
Cerner Corp.*                                       27,700          1,314,365
CIGNA Corp.                                         22,900          2,991,198
Health Net, Inc.*                                   75,400          3,831,828
Humana, Inc.*                                       30,850          1,624,252
                                                                -------------
                                                                   13,640,252
                                                                -------------
HOTELS, RESTAURANTS & LEISURE -- 3.3%
Brinker International, Inc.                         62,600          2,644,850
Darden Restaurants, Inc.                            97,000          3,979,910
Yum! Brands, Inc.                                   72,100          3,522,806
                                                                -------------
                                                                   10,147,566
                                                                -------------
INDUSTRIAL CONGLOMERATES -- 3.5%
General Electric Co.                               303,900         10,569,642
                                                                -------------
INSURANCE -- 9.2%
Assurant, Inc.                                     113,800          5,604,650
Chubb Corp.                                         22,200          2,118,768
Conseco, Inc.*                                     173,700          4,311,234
Genworth Financial, Inc. Class A                    74,900          2,503,907
MetLife, Inc.                                      125,600          6,075,272
Prudential Financial, Inc.                          27,350          2,073,404
W. R. Berkley Corp.                                 90,850          5,274,751
                                                               --------------
                                                                   27,961,986
                                                               --------------
INTERNET SOFTWARE & SERVICES -- 0.5%
ValueClick, Inc.*                                   82,500          1,395,900
                                                               --------------
IT CONSULTING & SERVICES -- 2.7%
Accenture, Ltd. Class A                            160,300          4,820,221
Computer Sciences Corp.*                            62,800          3,488,540
                                                               --------------
                                                                    8,308,761
                                                               --------------
MEDIA -- 1.2%
CBS Corp. Class B                                   45,900          1,100,682
R.H. Donnelley Corp.*                               20,800          1,211,184
Time Warner, Inc.                                   77,300          1,297,867
                                                               --------------
                                                                    3,609,733
                                                               --------------
METALS & MINING -- 3.2%
Freeport-McMoRan Copper & Gold, Inc.
  Class B                                           27,700          1,655,629
Nucor Corp.                                         28,000          2,934,120
Peabody Energy Corp.                                57,600          2,903,616
United States Steel Corp.                           37,900          2,299,772
                                                               --------------
                                                                    9,793,137
                                                               --------------
OIL & GAS -- 14.1%
Burlington Resources, Inc.                          47,700          4,384,107
ConocoPhillips                                     144,800          9,144,120
Exxon Mobil Corp.                                  175,700         10,693,102
Marathon Oil Corp.                                 105,200          8,013,084
Southwestern Energy Co.*                            39,300          1,265,067
Sunoco, Inc.                                        19,500          1,512,615

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
OIL & GAS (CONTINUED)
Tesoro Corp.                                        53,300     $    3,642,522
Valero Energy Corp.                                 68,300          4,082,974
                                                                -------------
                                                                   42,737,591
                                                                -------------
PHARMACEUTICALS -- 2.8%
King Pharmaceuticals, Inc.*                        227,400          3,922,650
Pfizer, Inc.                                       189,500          4,722,340
                                                                -------------
                                                                    8,644,990
                                                                -------------
REAL ESTATE -- 1.3%
CB Richard Ellis Group, Inc. Class A*               47,500          3,833,250
                                                                -------------
ROAD & RAIL -- 1.7%
Burlington Northern Santa Fe Corp                   50,300          4,191,499
YRC Worldwide, Inc.*                                24,900            947,694
                                                                -------------
                                                                    5,139,193
                                                                -------------
TOTAL COMMON STOCK
  (Cost $227,650,848)                                             291,279,412
                                                                -------------
TEMPORARY INVESTMENTS -- 2.4%
Dreyfus Cash Management Plus #719                        6                  6
Goldman Sachs Financial Square
  Money Market Portfolio                         7,162,883          7,162,883
JPMorgan Prime Money Market Fund                    39,897             39,897
                                                               --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $7,202,786)                                                 7,202,786
                                                               --------------

TOTAL INVESTMENTS -- 98.5%
  (Cost $234,853,634)                                             298,482,198
                                                               --------------

OTHER ASSETS AND LIABILITIES -- 1.5%
Dividends receivable and other assets                                 490,587
Receivable for securities sold                                     16,772,978
Receivable for capital stock sold                                     176,652
Payable for securities purchased                                  (12,415,424)
Payable for capital stock redeemed                                   (107,500)
Accrued expenses                                                     (232,778)
                                                               --------------

                                                                    4,684,515
                                                               --------------
 NET ASSETS -- 100.0%                                          $  303,166,713
                                                               ==============

 -----------------
 The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

 Basis                          $234,938,546
                                ============

 Gross Appreciation             $ 65,967,651
 Gross Depreciation               (2,423,999)
                                ------------

 Net Appreciation               $ 63,543,652
                                ============
 +      See Note 1.
 *      Non-income producing security.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK -- 97.0%
AEROSPACE & DEFENSE -- 2.4%
Boeing Co.                                           5,700     $      444,201
General Dynamics Corp.                               3,000            191,940
Goodrich Corp.                                         900             39,249
Honeywell International, Inc.                        5,900            252,343
L-3 Communications Holdings, Inc.                      900             77,211
Lockheed Martin Corp.                                2,500            187,825
Northrop Grumman Corp.                               2,500            170,725
Raytheon Co.                                         3,200            146,688
Rockwell Collins, Inc.                               1,200             67,620
United Technologies Corp.                            7,200            417,384
                                                                -------------
                                                                    1,995,186
                                                                -------------
AIR FREIGHT & COURIERS -- 1.0%
FedEx Corp.                                          2,100            237,174
United Parcel Service, Inc. Class B                  7,700            611,226
                                                                -------------
                                                                      848,400
                                                                -------------
AIRLINES -- 0.1%
Southwest Airlines Co.                               5,000             89,950
                                                                -------------
ALCOHOLIC BEVERAGES -- 0.4%
Anheuser-Busch Cos., Inc.                            5,500            235,235
Brown-Forman Corp. Class B                             600             46,182
Constellation Brands, Inc. Class A*                  1,500             37,575
Molson Coors Brewing Co. Class B                       400             27,448
                                                                -------------
                                                                      346,440
                                                                -------------
AUTO COMPONENTS -- 0.2%
Cooper Tire & Rubber Co.                               500              7,170
Goodyear Tire & Rubber Co.*                          1,300             18,824
Johnson Controls, Inc.                               1,400            106,302
                                                                -------------
                                                                      132,296
                                                                -------------
AUTOMOBILES -- 0.4%
AutoNation, Inc.*                                    1,300             28,015
Ford Motor Co.                                      13,200            105,072
General Motors Corp.                                 4,000             85,080
Harley-Davidson, Inc.                                1,900             98,572
                                                                -------------
                                                                      316,739
                                                                -------------
BANKS -- 6.8%
AmSouth Bancorp                                      2,400             64,920
Bank of America Corp.                               32,842          1,495,625
Bank of New York Co., Inc.                           5,400            194,616
BB&T Corp.                                           3,800            148,960
Comerica, Inc.                                       1,100             63,767
Compass Bancshares, Inc.                               900             45,549
Fifth Third Bancorp                                  3,900            153,504
First Horizon National Corp.                           900             37,485
Golden West Financial Corp.                          1,800            122,220
Huntington Bancshares, Inc.                          1,800             43,434
KeyCorp                                              2,900            106,720
M&T Bank Corp.                                         600             68,484
Marshall & Ilsley Corp.                              1,500             65,370
Mellon Financial Corp.                               2,900            103,240
National City Corp.                                  3,900            136,110
North Fork Bancorp., Inc.                            3,400             98,022
Northern Trust Corp.                                 1,300             68,250
PNC Financial Services Group, Inc.                   2,100            141,351


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
BANKS (CONTINUED)
Regions Financial Corp.                              3,236     $      113,810
Sovereign Bancorp, Inc.                              2,500             54,775
Suntrust Banks, Inc.                                 2,600            189,176
Synovus Financial Corp.                              2,200             59,598
U.S. Bancorp                                        12,700            387,350
Wachovia Corp.                                      11,434            640,876
Washington Mutual, Inc.                              7,042            300,130
Wells Fargo & Co.                                   11,800            753,666
Zions Bancorp                                          700             57,911
                                                                -------------
                                                                    5,714,919
                                                                -------------
BEVERAGES -- 1.6%
Coca-Cola Co.                                       14,600            611,302
Coca-Cola Enterprises, Inc.                          2,100             42,714
Pepsi Bottling Group, Inc.                           1,000             30,390
PepsiCo, Inc.                                       11,700            676,143
                                                                -------------
                                                                    1,360,549
                                                                -------------
BIOTECHNOLOGY -- 1.1%
Amgen, Inc.*                                         8,300            603,825
Biogen IDEC, Inc.*                                   2,400            113,040
Chiron Corp.*                                          800             36,648
Genzyme Corp.*                                       1,800            120,996
MedImmune, Inc.*                                     1,800             65,844
                                                                -------------
                                                                      940,353
                                                                -------------
BUILDING PRODUCTS -- 0.1%
Masco Corp.                                          2,900             94,221
                                                                -------------
CASINOS -- 0.2%
Harrah's Entertainment, Inc.                         1,300            101,348
International Game Technology                        2,400             84,528
                                                                -------------
                                                                      185,876
                                                                -------------
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc.                       1,600            107,504
Dow Chemical Co.                                     6,800            276,080
E.I. du Pont de Nemours & Co.                        6,500            274,365
Eastman Chemical Co.                                   600             30,708
Ecolab, Inc.                                         1,300             49,660
Engelhard Corp.                                        900             35,649
Hercules, Inc.*                                        900             12,420
International Flavors & Fragrances, Inc.               600             20,592
Monsanto Co.                                         1,900            161,025
P.P.G. Industries, Inc.                              1,200             76,020
Praxair, Inc.                                        2,300            126,845
Rohm & Haas Co.                                      1,000             48,870
Sigma-Aldrich Corp.                                    500             32,895
                                                                -------------
                                                                    1,252,633
                                                                -------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Allied Waste Industries, Inc.*                       1,500             18,360
Apollo Group, Inc. Class A*                          1,000             52,510
Avery Dennison Corp.                                   800             46,784
Cendant Corp.                                        7,100            123,185
Cintas Corp.                                         1,000             42,620
Equifax, Inc.                                          900             33,516
H & R Block, Inc.                                    2,300             49,795
Pitney Bowes, Inc.                                   1,600             68,688

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
R.R. Donnelley & Sons Co.                            1,500     $       49,080
Robert Half International, Inc.                      1,200             46,332
Waste Management, Inc.                               3,900            137,670
                                                                -------------
                                                                      668,540
                                                                -------------
COMMUNICATIONS EQUIPMENT -- 3.1%
ADC Telecommunications, Inc.*                          971             24,848
Andrew Corp.*                                        1,100             13,508
Avaya, Inc.*                                         2,900             32,770
CIENA Corp.*                                         4,100             21,361
Cisco Systems, Inc.*                                43,400            940,478
Comverse Technology, Inc.*                           1,500             35,295
Corning, Inc.*                                      10,900            293,319
Freescale Semiconductor, Inc.
  Class B*                                           2,918             81,033
JDS Uniphase Corp.*                                 11,800             49,206
Lucent Technologies, Inc.*                          31,600             96,380
Motorola, Inc.                                      17,700            405,507
Qualcomm, Inc.                                      11,700            592,137
Tellabs, Inc.*                                       3,200             50,880
                                                                -------------
                                                                    2,636,722
                                                                -------------
COMPUTERS & PERIPHERALS -- 3.5%
Apple Computer, Inc.*                                6,000            376,320
Dell, Inc.*                                         16,600            494,016
EMC Corp.*                                          16,800            228,984
Gateway, Inc.*                                       2,200              4,818
Hewlett-Packard Co.                                 20,000            658,000
International Business Machines Corp.               11,100            915,417
Lexmark International, Inc. Class A*                   800             36,304
NCR Corp.*                                           1,300             54,327
Network Appliance, Inc.*                             2,600             93,678
Sun Microsystems, Inc.*                             24,400            125,172
                                                                -------------
                                                                    2,987,036
                                                                -------------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp.                                            600             51,480
                                                                -------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co.                                   700             60,655
                                                                -------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp.                                             700             30,681
Bemis Co., Inc.                                        700             22,106
Pactiv Corp.*                                        1,000             24,540
Sealed Air Corp.                                       600             34,722
Temple Inland, Inc.                                    800             35,640
                                                                -------------
                                                                      147,689
                                                                -------------
DISTRIBUTORS -- 0.2%
Genuine Parts Co.                                    1,200             52,596
Sears Holdings Corp.*                                  700             92,568
                                                                -------------
                                                                      145,164
                                                                -------------
DIVERSIFIED FINANCIALS -- 8.6%
AMBAC Financial Group, Inc.                            700             55,720
American Express Co.                                 8,700            457,185
Ameriprise Financial, Inc.                           1,780             80,207


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
DIVERSIFIED FINANCIALS (CONTINUED)
Bear Stearns Cos., Inc.                                800     $      110,960
Capital One Financial Corp.                          2,100            169,092
Charles Schwab Corp.                                 7,300            125,633
CIT Group, Inc.                                      1,400             74,928
Citigroup, Inc.                                     35,300          1,667,572
Countrywide Financial Corp.                          4,300            157,810
E*TRADE Financial Corp.*                             3,000             80,940
Equity Residential Properties Trust                  2,100             98,259
Fannie Mae                                           6,800            349,520
Federated Investors, Inc. Class B                      600             23,430
Franklin Resources, Inc.                             1,100            103,664
Freddie Mac                                          4,900            298,900
Goldman Sachs Group, Inc.                            3,100            486,576
Janus Capital Group, Inc.                            1,500             34,755
JPMorgan Chase & Co.                                24,596          1,024,177
Lehman Brothers Holdings, Inc.                       1,900            274,607
Merrill Lynch & Co., Inc.                            6,500            511,940
Moody's Corp.                                        1,700            121,482
Morgan Stanley                                       7,600            477,432
Principal Financial Group, Inc.                      2,000             97,600
SLM Corp.                                            2,900            150,626
State Street Corp.                                   2,400            145,032
T. Rowe Price Group, Inc.                              900             70,389
                                                                -------------
                                                                    7,248,436
                                                                -------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 3.2%
Alltel Corp.                                         2,700            174,825
AT&T, Inc.                                          27,377            740,274
BellSouth Corp.                                     12,700            440,055
CenturyTel, Inc.                                       900             35,208
Citizens Communications Co.                          2,300             30,521
Qwest Communications International, Inc.*           11,000             74,800
Sprint Nextel Corp.                                 20,958            541,555
Verizon Communications, Inc.                        20,700            705,042
                                                                -------------
                                                                    2,742,280
                                                                -------------
ELECTRIC UTILITIES -- 2.8%
AES Corp.*                                           4,600             78,476
Allegheny Energy, Inc.*                              1,200             40,620
Ameren Corp.                                         1,400             69,748
American Electric Power Co., Inc.                    2,800             95,256
Centerpoint Energy, Inc.                             2,400             28,632
CMS Energy Corp.*                                    1,700             22,015
Consolidated Edison, Inc.                            1,700             73,950
Constellation Energy Group, Inc.                     1,300             71,123
Dominion Resources, Inc.                             2,500            172,575
DTE Energy Co.                                       1,300             52,117
Duke Energy Corp.                                    6,600            192,390
Edison International                                 2,300             94,714
Entergy Corp.                                        1,500            103,410
Exelon Corp.                                         4,700            248,630
FirstEnergy Corp.                                    2,300            112,470
FPL Group, Inc.                                      2,900            116,406

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
PG&E Corp.                                           2,400     $       93,360
Pinnacle West Capital Corp.                            700             27,370
PPL Corp.                                            2,700             79,380
Progress Energy, Inc.                                1,800             79,164
Public Service Enterprise Group, Inc.                1,800            115,272
Southern Co.                                         5,200            170,404
Teco Energy, Inc.                                    1,600             25,792
TXU Corp.                                            3,300            147,708
Xcel Energy, Inc.                                    3,000             54,450
                                                                -------------
                                                                    2,365,432
                                                                -------------
ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp.                      1,200             27,732
Cooper Industries, Ltd. Class A                        600             52,140
Emerson Electric Co.                                 2,900            242,527
Rockwell Automation, Inc.                            1,300             93,483
                                                                -------------
                                                                      415,882
                                                                -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Agilent Technologies, Inc.*                          3,000            112,650
Applera Corp.-Applied Biosystems Group               1,400             37,996
Fisher Scientific International, Inc.*                 900             61,245
Jabil Circuit, Inc.*                                 1,200             51,432
Millipore Corp.*                                       400             29,224
Molex, Inc.                                          1,000             33,200
Sanmina-SCI Corp.*                                   4,500             18,450
Solectron Corp.*                                     7,200             28,800
Symbol Technologies, Inc.                            1,800             19,044
Tektronix, Inc.                                        600             21,426
Thermo Electron Corp.*                               1,100             40,799
Waters Corp.*                                          700             30,205
                                                                -------------
                                                                      484,471
                                                                -------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Baker Hughes, Inc.                                   2,400            164,160
BJ Services Co.                                      2,300             79,580
Halliburton Co.                                      3,600            262,872
Nabors Industries, Ltd.*                             1,100             78,738
National-Oilwell Varco, Inc.*                        1,200             76,944
Rowan Cos., Inc.                                       800             35,168
Schlumberger, Ltd.                                   4,200            531,594
Transocean, Inc.*                                    2,300            184,690
Weatherford International, Ltd.*                     2,200            100,650
                                                                -------------
                                                                    1,514,396
                                                                -------------
FOOD & DRUG RETAILING -- 2.3%
Albertson's, Inc.                                    2,600             66,742
Costco Wholesale Corp.                               3,300            178,728
CVS Corp.                                            5,800            173,246
Kroger Co.*                                          5,100            103,836
Safeway, Inc.                                        3,200             80,384
SUPERVALU, Inc.                                      1,000             30,820
Sysco Corp.                                          4,400            141,020
Wal-Mart Stores, Inc.                               17,600            831,424


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING (CONTINUED)
Walgreen Co.                                         7,100     $      306,223
Whole Foods Market, Inc.                             1,000             66,440
                                                                -------------
                                                                    1,978,863
                                                                -------------
FOOD PRODUCTS -- 1.0%
Archer-Daniels-Midland Co.                           4,600            154,790
Campbell Soup Co.                                    1,300             42,120
ConAgra Foods, Inc.                                  3,700             79,402
General Mills, Inc.                                  2,500            126,700
H.J. Heinz Co.                                       2,400             91,008
Hershey Co.                                          1,300             67,899
Kellogg Co.                                          1,800             79,272
McCormick & Co., Inc.                                  900             30,474
Sara Lee Corp.                                       5,400             96,552
Tyson Foods, Inc. Class A                            1,900             26,106
Wm. Wrigley Jr., Co.                                 1,300             83,200
                                                                -------------
                                                                      877,523
                                                                -------------
GAS UTILITIES -- 0.4%
El Paso Corp.                                        4,900             59,045
KeySpan Corp.                                        1,200             49,044
Kinder Morgan, Inc.                                    700             64,393
Nicor, Inc.                                            300             11,868
NiSource, Inc.                                       1,900             38,418
Peoples Energy Corp.                                   300             10,692
Sempra Energy                                        1,800             83,628
                                                                -------------
                                                                      317,088
                                                                -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Bausch & Lomb, Inc.                                    400             25,480
Baxter International, Inc.                           4,600            178,526
Becton, Dickinson & Co.                              1,700            104,686
Biomet, Inc.                                         1,700             60,384
Boston Scientific Corp.*                             4,200             96,810
C.R. Bard, Inc.                                        700             47,467
Guidant Corp.                                        2,400            187,344
Medtronic, Inc.                                      8,500            431,375
PerkinElmer, Inc.                                      900             21,123
St. Jude Medical, Inc.*                              2,600            106,600
Stryker Corp.                                        2,100             93,114
Zimmer Holdings, Inc.*                               1,800            121,680
                                                                -------------
                                                                    1,474,589
                                                                -------------
HEALTH CARE PROVIDERS & SERVICES -- 3.1%
Aetna, Inc.                                          4,000            196,560
AmerisourceBergen Corp.                              1,500             72,405
Cardinal Health, Inc.                                3,000            223,560
Caremark Rx, Inc.                                    3,200            157,376
CIGNA Corp.                                            900            117,558
Coventry Health Care, Inc.*                          1,150             62,077
Express Scripts, Inc.*                               1,000             87,900
Gilead Sciences, Inc.*                               3,300            205,326
HCA, Inc.                                            2,900            132,791
Health Management Associates, Inc. Class A           1,700             36,669

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                 ----------      ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Humana, Inc.*                                        1,200     $       63,180
IMS Health, Inc.                                     1,400             36,078
Laboratory Corp. of America Holdings*                  900             52,632
Manor Care, Inc.                                       600             26,610
McKesson Corp.                                       2,200            114,686
Patterson Companies, Inc.*                           1,000             35,200
Quest Diagnostics, Inc.                              1,100             56,430
Tenet Healthcare Corp.*                              3,600             26,568
UnitedHealth Group, Inc.                             9,600            536,256
WellPoint, Inc.*                                     4,700            363,921
                                                                -------------
                                                                    2,603,783
                                                                -------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
Carnival Corp.                                       3,100            146,847
Darden Restaurants, Inc.                               900             36,927
Hilton Hotels Corp.                                  2,300             58,558
Marriott International, Inc. Class A                 1,100             75,460
McDonald's Corp.                                     8,900            305,804
Starbucks Corp.*                                     5,400            203,256
Starwood Hotels & Resorts Worldwide, Inc.            1,500            101,595
Wendy's International, Inc.                            800             49,648
Yum! Brands, Inc.                                    1,900             92,834
                                                                -------------
                                                                    1,070,929
                                                                -------------
HOUSEHOLD DURABLES -- 0.7%
Black & Decker Corp.                                   500             43,445
Centex Corp.                                           900             55,791
D.R. Horton, Inc.                                    1,900             63,118
Fortune Brands, Inc.                                 1,000             80,630
Harman International Industries, Inc.                  500             55,565
KB Home                                                500             32,490
Leggett & Platt, Inc.                                1,400             34,118
Lennar Corp. Class A                                 1,000             60,380
Newell Rubbermaid, Inc.                              1,900             47,861
Pulte Homes, Inc.                                    1,500             57,630
Snap-On, Inc.                                          400             15,248
Stanley Works, Inc.                                    500             25,330
Whirlpool Corp.                                        500             45,735
                                                                -------------
                                                                      617,341
                                                                -------------
HOUSEHOLD PRODUCTS -- 2.1%
Clorox Co.                                           1,100             65,835
Colgate-Palmolive Co.                                3,600            205,560
Kimberly-Clark Corp.                                 3,300            190,740
Procter & Gamble Co.                                23,252          1,339,780
                                                                -------------
                                                                    1,801,915
                                                                -------------
INDUSTRIAL CONGLOMERATES -- 4.1%
General Electric Co.                                73,600          2,559,808
Textron, Inc.                                          900             84,051
3M Co.                                               5,300            401,157
Tyco International, Ltd.                            14,200            381,696
                                                                -------------
                                                                    3,426,712
                                                                -------------


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
INSURANCE -- 4.4%
ACE, Ltd.                                            2,300     $      119,623
AFLAC, Inc.                                          3,500            157,955
Allstate Corp.                                       4,600            239,706
American International Group, Inc.                  18,300          1,209,447
Aon Corp.                                            2,300             95,473
Chubb Corp.                                          1,400            133,616
Cincinnati Financial Corp.                           1,204             50,652
Genworth Financial, Inc. Class A                     2,700             90,261
Hartford Financial Services Group, Inc.              2,100            169,155
Lincoln National Corp.                               1,300             70,967
Loews Corp.                                          1,000            101,200
Marsh & McLennan Cos., Inc.                          3,900            114,504
MBIA, Inc.                                             900             54,117
MetLife, Inc.                                        5,400            261,198
MGIC Investment Corp.                                  600             39,978
Progressive Corp.                                    1,400            145,964
Prudential Financial, Inc.                           3,500            265,335
Safeco Corp.                                           900             45,189
St. Paul Travelers Cos., Inc.                        4,959            207,237
Torchmark Corp.                                        700             39,970
UnumProvident Corp.                                  2,100             43,008
XL Capital, Ltd. Class A                             1,200             76,932
                                                                -------------
                                                                    3,731,487
                                                                -------------
INTERNET & CATALOG RETAIL -- 0.4%
eBay, Inc.*                                          8,100            316,386
                                                                -------------
INTERNET SOFTWARE & SERVICES -- 0.4%
Sabre Holdings Corp. Class A                           900             21,177
VeriSign, Inc.*                                      1,700             40,783
Yahoo!, Inc.*                                        8,900            287,114
                                                                -------------
                                                                      349,074
                                                                -------------
IT CONSULTING & SERVICES -- 1.0%
Affiliated Computer Services, Inc. Class A*            800             47,728
Automatic Data Processing, Inc.                      4,100            187,288
Computer Sciences Corp.*                             1,300             72,215
Convergys Corp.*                                     1,000             18,210
Electronic Data Systems Corp.                        3,600             96,588
First Data Corp.                                     5,400            252,828
Fiserv, Inc.*                                        1,300             55,315
Paychex, Inc.                                        2,400             99,984
Unisys Corp.*                                        2,400             16,536
                                                                -------------
                                                                      846,692
                                                                -------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp.                                        700             27,202
Eastman Kodak Co.                                    2,000             56,880
Hasbro, Inc.                                         1,300             27,430
Mattel, Inc.                                         2,700             48,951
                                                                -------------
                                                                      160,463
                                                                -------------
MACHINERY -- 1.5%
American Standard Cos., Inc.                         1,300             55,718
Caterpillar, Inc.                                    4,700            337,507

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
MACHINERY (CONTINUED)
Cummins, Inc.                                          300     $       31,530
Danaher Corp.                                        1,700            108,035
Deere & Co.                                          1,700            134,385
Dover Corp.                                          1,400             67,984
Eaton Corp.                                          1,100             80,267
Illinois Tool Works, Inc.                            1,400            134,834
Ingersoll-Rand Co. Class A                           2,300             96,117
ITT Industries, Inc.                                 1,300             73,086
Navistar International Corp.*                          500             13,790
Paccar, Inc.                                         1,200             84,576
Pall Corp.                                             900             28,071
Parker-Hannifin Corp.                                  800             64,488
                                                                -------------
                                                                    1,310,388
                                                                -------------
MEDIA -- 3.2%
CBS Corp. Class B                                    5,450            130,691
Clear Channel Communications, Inc.                   3,700            107,337
Comcast Corp. Class A*                              15,100            395,016
Dow Jones & Co., Inc.                                  400             15,720
Gannett Co., Inc.                                    1,700            101,864
Interpublic Group of Cos., Inc.*                     3,000             28,680
Knight-Ridder, Inc.                                    500             31,605
McGraw-Hill Co., Inc.                                2,600            149,812
Meredith Corp.                                         300             16,737
Monster Worldwide, Inc.*                               900             44,874
New York Times Co. Class A                           1,100             27,841
News Corp. Class A                                  17,000            282,370
Omnicom Group, Inc.                                  1,300            108,225
Scripps (E.W.) Co. Class A                             600             26,826
Time Warner, Inc.                                   31,800            533,922
Tribune Co.                                          1,800             49,374
Univision Communications, Inc. Class A*              1,600             55,152
Viacom, Inc Class B                                  5,450            211,460
Walt Disney Co.                                     13,600            379,304
                                                                -------------
                                                                    2,696,810
                                                                -------------
METALS & MINING -- 0.9%
Alcoa, Inc.                                          6,200            189,472
Allegheny Technologies, Inc.                           600             36,708
Freeport-McMoRan Copper & Gold, Inc.
  Class B                                            1,300             77,701
Newmont Mining Corp.                                 3,200            166,048
Nucor Corp.                                          1,100            115,269
Phelps Dodge Corp.                                   1,400            112,742
United States Steel Corp.                              800             48,544
                                                                -------------
                                                                      746,484
                                                                -------------
MULTI-UTILITIES -- 0.1%
Dynegy, Inc. Class A*                                2,400             11,520
Williams Cos., Inc.                                  4,300             91,977
                                                                -------------
                                                                      103,497
                                                                -------------
MULTILINE RETAIL -- 1.1%
Amazon.com, Inc.*                                    2,200             80,322


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
MULTILINE RETAIL (CONTINUED)
Big Lots, Inc.*                                        900     $       12,564
Dillard's, Inc. Class A                                500             13,020
Dollar General Corp.                                 2,200             38,874
Family Dollar Stores, Inc.                           1,100             29,260
Federated Department Stores, Inc.                    1,880            137,240
J.C. Penney Co., Inc. (Holding Co.)                  1,600             96,656
Kohls Corp.*                                         2,400            127,224
Nordstrom, Inc.                                      1,500             58,770
Target Corp.                                         6,200            322,462
                                                                -------------
                                                                      916,392
                                                                -------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.*                                         6,600            100,320
                                                                -------------
OIL & GAS -- 7.2%
Amerada Hess Corp.                                     600             85,440
Anadarko Petroleum Corp.                             1,600            161,616
Apache Corp.                                         2,300            150,673
Ashland Inc.                                           500             35,540
Chesapeake Energy Corp.                              2,600             81,666
Chevron Corp.                                       15,689            909,491
ConocoPhillips                                       9,700            612,555
Devon Energy Corp.                                   3,100            189,627
EOG Resources, Inc.                                  1,700            122,400
Exxon Mobil Corp.                                   43,100          2,623,066
Kerr-McGee Corp.                                       800             76,384
Marathon Oil Corp.                                   2,578            196,366
Murphy Oil Corp.                                     1,200             59,784
Noble Corp.                                          1,000             81,100
Occidental Petroleum Corp.                           3,000            277,950
Sunoco, Inc.                                           900             69,813
Tronox, Inc. Class B*                                  161              2,741
Valero Energy Corp.                                  4,400            263,032
XTO Energy, Inc.                                     2,600            113,282
                                                                -------------
                                                                    6,112,526
                                                                -------------
PAPER & FOREST PRODUCTS -- 0.4%
International Paper Co.                              3,500            120,995
Louisiana-Pacific Corp.                                800             21,760
MeadWestvaco Corp.                                   1,400             38,234
Office Max,  Inc.                                      500             15,085
Plum Creek Timber Co., Inc.                          1,300             48,009
Weyerhaeuser Co.                                     1,700            123,131
                                                                -------------
                                                                      367,214
                                                                -------------
PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co.                                     500             22,115
Avon Products, Inc.                                  3,200             99,744
Estee Lauder Companies, Inc. Class A                   800             29,752
                                                                -------------
                                                                      151,611
                                                                -------------
PHARMACEUTICALS -- 6.5%
Abbott Laboratories                                 10,900            462,923
Allergan, Inc.                                       1,000            108,500
Barr Pharmaceuticals, Inc.*                            800             50,384
Bristol-Myers Squibb Co.                            13,800            339,618

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Eli Lilly & Co.                                      8,000     $      442,400
Forest Laboratories, Inc.*                           2,300            102,649
Hospira, Inc.*                                       1,150             45,379
Johnson & Johnson                                   21,000          1,243,620
King Pharmaceuticals, Inc.*                          1,800             31,050
Medco Health Solutions, Inc.*                        2,200            125,884
Merck & Co., Inc.                                   15,400            542,542
Mylan Laboratories, Inc.                             1,600             37,440
Pfizer, Inc.                                        52,000          1,295,840
Schering Plough Corp.                               10,500            199,395
Watson Pharmaceuticals, Inc.*                          800             22,992
Wyeth                                                9,500            460,940
                                                                -------------
                                                                    5,511,556
                                                                -------------
REAL ESTATE -- 0.6%
Apartment Investment & Management Co.
  Class A                                              700             32,830
Archstone-Smith Trust                                1,500             73,155
Equity Office Properties Trust                       2,900             97,382
ProLogis                                             1,700             90,950
Public Storage, Inc.                                   600             48,738
Simon Property Group, Inc.                           1,300            109,382
Vornado Realty Trust                                   800             76,800
                                                                -------------
                                                                      529,237
                                                                -------------
ROAD & RAIL -- 0.8%
Burlington Northern Santa Fe Corp.                   2,600            216,658
CSX Corp.                                            1,600             95,680
Norfolk Southern Corp.                               2,900            156,803
Ryder System, Inc.                                     400             17,912
Union Pacific Corp.                                  1,900            177,365
                                                                -------------
                                                                      664,418
                                                                -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.8%
Advanced Micro Devices, Inc.*                        3,000             99,480
Altera Corp.*                                        2,500             51,600
Analog Devices, Inc.                                 2,600             99,554
Applied Materials, Inc.                             11,200            196,112
Applied Micro Circuits Corp.*                        2,600             10,582
Broadcom Corp. Class A*                              3,100            133,796
Intel Corp.                                         41,600            804,960
KLA-Tencor Corp.                                     1,400             67,704
Linear Technology Corp.                              2,200             77,176
LSI Logic Corp.*                                     2,900             33,524
Maxim Integrated Products, Inc.                      2,300             85,445
Micron Technology, Inc.*                             4,600             67,712
National Semiconductor Corp.                         2,400             66,816
Novellus Systems, Inc.*                              1,000             24,000
NVIDIA Corp.*                                        1,200             68,712
PMC-Sierra, Inc.*                                    1,500             18,435
QLogic Corp.*                                        1,200             23,220
Teradyne, Inc.*                                      1,500             23,265
Texas Instruments, Inc.                             11,300            366,911


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
Xilinx, Inc.                                         2,400     $       61,104
                                                                -------------
                                                                    2,380,108
                                                                -------------
SOFTWARE -- 3.3%
Adobe Systems, Inc.*                                 4,200            146,664
Autodesk, Inc.*                                      1,600             61,632
BMC Software, Inc.*                                  1,600             34,656
CA Inc.                                              3,193             86,881
Citrix Systems, Inc.*                                1,300             49,270
Compuware Corp.*                                     3,000             23,490
Electronic Arts, Inc.*                               2,100            114,912
Intuit, Inc.*                                        1,200             63,828
Microsoft Corp.                                     62,800          1,708,788
Novell, Inc.*                                        2,900             22,272
Oracle Corp.*                                       26,633            364,606
Parametric Technology Corp.*                           920             15,024
Symantec Corp.*                                      7,366            123,970
                                                                -------------
                                                                    2,815,993
                                                                -------------
SPECIALTY RETAIL -- 2.2%
Autozone, Inc.*                                        400             39,876
Bed, Bath & Beyond, Inc.*                            2,000             76,800
Best Buy Co., Inc.                                   2,850            159,400
Circuit City Stores, Inc.                            1,200             29,376
Gap, Inc.                                            4,100             76,588
Home Depot, Inc.                                    15,000            634,500
Limited Brands                                       2,500             61,150
Lowe's Cos., Inc.                                    5,500            354,420
Office Depot, Inc.*                                  2,100             78,204
RadioShack Corp.                                     1,100             21,153
Sherwin Williams Co.                                   800             39,552
Staples, Inc.                                        5,100            130,152
Tiffany & Co., Inc.                                  1,000             37,540
TJX Cos., Inc.                                       3,300             81,906
                                                                -------------
                                                                    1,820,617
                                                                -------------
TEXTILES & APPAREL -- 0.3%
Coach, Inc.*                                         2,700             93,366
Jones Apparel Group, Inc.                              800             28,296
Liz Claiborne, Inc.                                    700             28,686
Nike, Inc. Class B                                   1,300            110,630
V. F. Corp.                                            600             34,140
                                                                -------------
                                                                      295,118
                                                                -------------
TOBACCO -- 1.4%
Altria Group, Inc.                                  14,700          1,041,642
Reynolds American, Inc.                                600             63,300
UST, Inc.                                            1,200             49,920
                                                                -------------
                                                                    1,154,862
                                                                -------------
TRADING COMPANIES & DISTRIBUTORS -- 0.0%
Grainger W.W., Inc.                                    500             37,675
                                                                -------------
TOTAL COMMON STOCK
  (Cost $73,206,488)                                               82,033,416
                                                                -------------

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    Coupon                                          Par
     Rate                          Maturity        (000)            Value+
   ---------                      ---------      ---------     --------------
U.S. TREASURY OBLIGATIONS -- 1.2%
U.S. Treasury Bills **
  (Cost $996,233)
    4.110%                         05/04/06          1,000            996,131
                                                 ------------

                                                   Shares           Value+
                                                 ----------    --------------
RIGHTS & WARRANTS -- 0.0%
Seagate Technology Tax Refund Rights
  (Cost $0) c, h                                     8,400                  0
                                                               --------------
TEMPORARY INVESTMENTS -- 1.4%
Goldman Sachs Financial Square
  Money Market Portfolio                         1,226,179          1,226,179
JPMorgan Prime Money Market Fund                         0                  0
                                                               --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,226,179)                                                 1,226,179
                                                               --------------

TOTAL INVESTMENTS -- 99.6%
  (Cost $75,428,900)                                               84,255,726
                                                               --------------

OTHER ASSETS AND LIABILITIES -- 0.4%
Dividends receivable and other assets                                 127,996
Receivable for securities sold                                        389,442
Receivable for capital stock sold                                       1,358
Payable for securities purchased                                      (50,516)
Payable for capital stock redeemed                                    (80,721)
Futures margin payable                                                 (6,300)
Accrued expenses                                                      (63,058)
                                                               --------------

                                                                      318,201
                                                               --------------
NET ASSETS -- 100.0%                                           $   84,573,927
                                                               ==============


-----------------
+       See Note 1.
*       Non-income producing security.
**      Security pledged as collateral for futures contracts.
c Security fair valued using methods determined in good faith by the Pricing Committee of the Board of Trustees.
h       Illiquid security. Market value at March 31, 2006, is $0.
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                          $77,100,909
                               ===========

Gross Appreciation             $15,272,895
Gross Depreciation              (8,118,078)
                               -----------

Net Appreciation               $ 7,154,817
                               ===========
                                                 Number of        Unrealized
                                                 Contracts       Appreciation
                                                 ---------      -------------
Futures Contracts -- Long Position
  S & P 500 Index, June 2006 (Notional
  Value at 03/31/06 is $1,954,950.)                      6     $       14,450
                                                       ===           ========

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK -- 96.5%
AUSTRALIA -- 1.4%
Westpac Banking Corp.                              219,934     $    3,750,485
                                                                -------------
BRAZIL -- 1.8%
Companhia Energetica de Minas
  Gerais S.A. ADR                                   25,000          1,136,750
Companhia Vale do Rio Doce ADR                      32,000          1,383,360
Petroleo Brasileiro S.A. ADR                        28,800          2,496,096
                                                                -------------
                                                                    5,016,206
                                                                -------------
CANADA -- 2.4%
Alcan, Inc.                                         80,800          3,694,984
Celestica, Inc.*                                   249,000          2,851,050
                                                                -------------
                                                                    6,546,034
                                                                -------------
CHINA -- 1.3%
Denway Motors, Ltd.                              5,020,000          1,957,108
Yanzhou Coal Mining Co., Ltd.                    1,790,000          1,557,194
                                                                -------------
                                                                    3,514,302
                                                                -------------
FINLAND -- 1.3%
Nokia Oyj                                          173,000          3,580,843
                                                                -------------
FRANCE -- 13.5%
Axa S.A                                            112,000          3,930,682
BNP Paribas New*                                     3,000            269,214
BNP Paribas S.A                                     44,500          4,133,553
Carrefour S.A                                       98,000          5,213,650
France Telecom S.A                                 177,000          3,981,095
Schneider Electric S.A                              30,200          3,260,888
STMicroelectronics N.V                             198,100          3,663,450
Suez S.A                                            68,000          2,679,852
Total S.A                                           17,600          4,643,254
Vivendi Universal S.A                              140,000          4,808,163
                                                                -------------
                                                                   36,583,801
                                                                -------------
GERMANY -- 3.9%
Adidas-Salomon A.G                                  11,300          2,234,721
E.On A.G                                            46,300          5,095,256
Linde A.G                                           29,000          2,518,057
Schering A.G                                         8,000            831,721
                                                                -------------
                                                                   10,679,755
                                                                -------------
GREECE -- 1.0%
Folli-Follie S.A                                    91,000          2,604,789
                                                                -------------
HONG KONG -- 2.2%
Hutchison Whampoa, Ltd.                            245,000          2,246,606
Johnson Electric Holdings, Ltd.                  4,073,000          3,805,732
                                                                -------------
                                                                    6,052,338
                                                                -------------
INDONESIA -- 0.6%
PT Indonesian Satellite Corp. TBK                3,100,000          1,756,905
                                                                -------------
ISRAEL -- 0.6%
Check Point Software Technologies, Ltd.*            83,500          1,671,670
                                                                -------------
ITALY -- 3.5%
ENI S.P.A                                          158,000          4,495,795
Saipem S.P.A                                        93,000          2,151,494
UniCredito Italiano S.P.A                          397,000          2,869,804
                                                                -------------
                                                                    9,517,093
                                                                -------------


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
JAPAN -- 23.9%
Ajinomoto Co., Inc.                                313,000     $    3,342,744
Asahi Glass Co., Ltd.                              280,000          4,184,537
Bank of Yokohama, Ltd.                             420,000          3,439,932
Canon, Inc.                                         73,000          4,831,521
Chugoku Bank, Ltd.                                 200,000          3,060,323
Joyo Bank, Ltd.                                    607,000          4,280,459
JS Group Corp.                                     155,000          3,331,776
KDDI Corp.                                             770          4,114,953
Kyushu Electric Power Co., Inc.                         90              2,030
Marubeni Corp.                                     735,000          3,846,729
Nintendo Co., Ltd.                                  33,800          5,054,206
Nissan Motor Co., Ltd.                             318,000          3,777,094
Nomura Holdings, Inc.                              268,000          5,977,060
Shionogi & Co., Ltd.                               233,000          3,822,625
Sumitomo Corp.                                     200,000          2,847,919
Sumitomo Trust & Banking Co., Ltd.                 516,000          5,971,045
Takeda Pharmaceutical Co., Ltd.                     57,000          3,249,533
                                                                -------------
                                                                   65,134,486
                                                                -------------
KOREA -- 1.4%
LG Chem, Ltd.                                       23,000          1,045,132
Samsung Electronics Co., Ltd.                        2,500          1,621,038
Shinsegae Co., Ltd.*                                 2,500          1,139,872
                                                                -------------
                                                                    3,806,042
                                                                -------------
NETHERLANDS -- 3.1%
ABN AMRO Holdings N.V                              142,694          4,278,157
ING Groep N.V                                      103,000          4,069,173
                                                                -------------
                                                                    8,347,330
                                                                -------------
RUSSIA -- 1.0%
LUKOIL ADR                                          32,000          2,654,214
                                                                -------------
SINGAPORE -- 2.8%
DBS Group Holdings, Ltd.                           489,000          4,932,822
Singapore Airlines, Ltd.                           300,000          2,599,251
                                                                -------------
                                                                    7,532,073
                                                                -------------
SOUTH AFRICA -- 0.5%
Telkom South Africa, Ltd.                           47,500          1,237,673
                                                                -------------
SPAIN -- 1.0%
Banco Santander Central Hispano S.A                190,500          2,781,848
                                                                -------------
SWEDEN -- 1.1%
Svenska Handelsbanken A.B                          104,000          2,890,929
                                                                -------------
SWITZERLAND -- 8.5%
ABB, Ltd.*                                         224,200          2,829,049
Ciba Specialty Chemicals A.G                        42,000          2,511,334
Credit Suisse Group                                 78,000          4,376,711
Lonza Group A.G                                     47,000          3,221,302
Nestle S.A                                          11,288          3,350,942
Novartis A.G                                        69,200          3,848,426
Serono S.A                                           4,300          2,996,625
                                                                -------------
                                                                   23,134,389
                                                                -------------
TAIWAN -- 0.7%
Taiwan Semiconductor Manufacturing
  Co., Ltd. ADR                                    180,000          1,810,800
                                                                -------------

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------    --------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM -- 19.0%
AstraZeneca P.L.C                                   78,000     $    3,930,017
BP P.L.C                                           229,397          2,634,456
British Sky Broadcasting Group P.L.C               459,000          4,306,339
Cattles P.L.C                                      686,000          4,389,031
GlaxoSmithKline P.L.C                              120,326          3,146,283
Group 4 Securicor P.L.C                            114,146            375,317
HBOS P.L.C                                         233,189          3,893,438
HSBC Holdings P.L.C                                199,901          3,346,648
Kingfisher P.L.C                                   650,237          2,705,696
Man Group P.L.C                                     83,800          3,588,912
Reuters Group P.L.C                                467,000          3,217,080
Royal Bank of Scotland Group P.L.C                 110,031          3,580,591
Signet Group P.L.C                               1,448,000          2,754,765
Standard Chartered P.L.C                           120,000          2,985,562
Unilever P.L.C                                     230,000          2,353,667
Vodafone Group P.L.C                             2,134,886          4,469,547
                                                               --------------
                                                                   51,677,349
                                                               --------------
TOTAL COMMON STOCK
  (Cost $196,216,512)                                             262,281,354
                                                               --------------
TEMPORARY INVESTMENTS -- 1.4%
Columbia Prime Reserves Fund
  (Cost $3,921,301)                              3,921,301          3,921,301
                                                               --------------
CURRENCY -- 0.0%
Euro Currency
  (Cost $2)                                              2                  3
                                                               --------------

TOTAL INVESTMENTS -- 97.9%
  (Cost $200,137,815)                                             266,202,658
                                                               --------------

OTHER ASSETS AND LIABILITIES -- 2.1%
Dividends receivable and other assets                               1,322,712
Receivable for securities sold                                      5,077,746
Receivable for capital stock sold                                      52,980
Payable for securities purchased                                     (287,579)
Payable for capital stock redeemed                                   (138,202)
Accrued expenses                                                     (297,703)
                                                               --------------

                                                                    5,729,954
                                                               --------------
NET ASSETS -- 100.0%                                           $  271,932,612
                                                               ==============

-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                           $200,362,824
                                ============

Gross Appreciation              $ 67,946,017
Gross Depreciation                (2,106,183)
                                ------------

Net Appreciation                $ 65,839,834
                                ============
+       See Note 1.
*       Non-income producing security.
ADR     -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK -- 98.1%
AEROSPACE & DEFENSE -- 3.3%
BE Aerospace, Inc.*                                 14,300     $      359,216
Orbital Sciences Corp.*                              3,800             60,116
World Fuel Services Corp.                            8,100            327,564
                                                                -------------
                                                                      746,896
                                                                -------------
BANKS -- 2.6%
Prosperity Bancshares, Inc.                         11,580            349,832
United Community Banks, Inc.                         8,100            228,015
                                                                -------------
                                                                      577,847
                                                                -------------
BEVERAGES -- 2.1%
Hansen Natural Corp.*                                3,700            466,385
                                                                -------------
BIOTECHNOLOGY -- 5.7%
Crucell NV ADR*                                      7,500            210,600
Geron Corp.*                                        16,800            139,608
Kendle International, Inc.*                         10,200            344,760
LifeCell Corp.*                                      8,760            197,538
Meridian Bioscience, Inc.                           13,900            375,022
                                                                -------------
                                                                    1,267,528
                                                                -------------
CHEMICALS -- 0.6%
H.B. Fuller Co.                                      2,700            138,618
                                                                -------------
COMMERCIAL SERVICES & SUPPLIES -- 6.7%
Corporate Executive Board Co.                        2,310            233,079
FactSet Research Systems, Inc.                       4,000            177,400
John H. Harland Co.                                  4,500            176,850
Labor Ready, Inc.*                                  11,000            263,450
McGrath Rentcorp                                     5,000            150,300
Navigant Consulting, Inc.*                          12,500            266,875
On Assignment, Inc.*                                21,100            231,678
                                                                -------------
                                                                    1,499,632
                                                                -------------
COMMUNICATIONS EQUIPMENT -- 1.0%
Emulex Corp.*                                       12,500            213,625
                                                                -------------
COMPUTERS & PERIPHERALS -- 1.5%
Komag, Inc.*                                         4,100            195,160
Rimage Corp.*                                        6,300            142,254
                                                                -------------
                                                                      337,414
                                                                -------------
DISTRIBUTORS -- 1.3%
Brightpoint, Inc.*                                   9,300            288,858
                                                                -------------
DIVERSIFIED FINANCIALS -- 3.9%
CompuCredit Corp.*                                   4,980            183,314
First Cash Financial Services, Inc.*                 5,900            117,941
Nationwide Health Properties, Inc.                   8,800            189,200
Nelnet, Inc. Class A *                               9,010            375,266
                                                                -------------
                                                                      865,721
                                                                -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Itron, Inc.*                                         2,000            119,700
                                                                -------------
ENERGY EQUIPMENT & SERVICES -- 3.9%
Comfort Systems USA, Inc.                            7,500            101,250
Distributed Energy Systems Corp.*                   10,100             71,710
Headwaters, Inc.*                                    4,280            170,301
Hydril*                                              3,990            311,021
Lufkin Industries, Inc.                              3,800            210,672
                                                                -------------
                                                                      864,954
                                                                -------------


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING -- 1.4%
USANA Health Sciences, Inc.*                         7,580     $      316,238
                                                                -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 7.2%
AngioDynamics, Inc.*                                 7,800            234,468
CNS, Inc.                                           11,400            245,556
Dade Behring Holdings, Inc.                          6,020            214,974
IRIS International, Inc.*                            5,400             84,402
Natus Medical, Inc.*                                14,000            287,000
Somanetics Corp.*                                    7,500            165,600
Ventana Medical Systems, Inc.*                       5,800            242,266
Vital Signs, Inc.                                    2,400            131,832
                                                                -------------
                                                                    1,606,098
                                                                -------------
HEALTH CARE PROVIDERS & SERVICES -- 8.8%
Chemed Corp.                                         5,000            296,700
Genesis HealthCare Corp.*                            1,200             52,728
Gentiva Health Services, Inc.*                      12,520            227,989
HealthExtras, Inc.*                                  2,200             77,660
Owens & Minor, Inc.                                 12,800            419,456
PSS World Medical, Inc.*                            21,700            418,593
Sunrise Senior Living, Inc.*                         9,100            354,627
Ventiv Health, Inc.*                                 3,650            121,253
                                                                -------------
                                                                    1,969,006
                                                                -------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Papa John's International, Inc.*6,000              196,860
Texas Roadhouse, Inc. Class A*                       8,020            137,062
                                                                -------------
                                                                      333,922
                                                                -------------
INSURANCE -- 3.1%
AmerUs Group Co.                                     6,030            363,247
LandAmerica Financial Group, Inc.                    1,500            101,775
Zenith National Insurance Corp.                      4,750            228,618
                                                                -------------
                                                                      693,640
                                                                -------------
INTERNET & CATALOG RETAIL -- 2.1%
Coldwater Creek, Inc.*                               9,205            255,899
Nutri/System, Inc.*                                  4,500            213,840
                                                                -------------
                                                                      469,739
                                                                -------------
INTERNET SOFTWARE & SERVICES -- 6.4%
24/7 Real Media, Inc.*                              18,500            193,510
Digital Insight Corp.*                              10,800            393,120
Digital River, Inc.*                                 4,640            202,351
eCollege.com, Inc.*                                 17,710            333,656
Online Resources Corp.*                              7,300             94,900
Trident Microsystems, Inc.*                          3,700            107,522
ValueClick, Inc.*                                    6,600            111,672
                                                                -------------
                                                                    1,436,731
                                                                -------------
IT CONSULTING & SERVICES -- 2.9%
Agilysys, Inc.                                      17,480            263,249
RightNow Technologies, Inc.*                         9,600            152,352
SI International, Inc.*                              6,600            231,990
                                                                -------------
                                                                      647,591
                                                                -------------
MACHINERY -- 1.0%
Actuant Corp. Class A                                1,380             84,484

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
MACHINERY (CONTINUED)
Gardner Denver, Inc.*                                2,120     $      138,224
                                                               --------------
                                                                      222,708
                                                               --------------
METALS & MINING -- 0.9%
NS Group, Inc.*                                      2,350            108,170
Ryerson, Inc.                                        3,600             96,336
                                                               --------------
                                                                      204,506
                                                               --------------
OIL & GAS -- 4.2%
Atlas America, Inc.*                                 2,250            107,572
Gasco Energy, Inc.*                                 24,800            138,880
Giant Industries, Inc.*                              5,650            392,901
Grey Wolf, Inc.*                                    41,500            308,760
                                                               --------------
                                                                      948,113
                                                               --------------
PERSONAL PRODUCTS -- 2.2%
Mannatech, Inc.                                      5,230             90,897
Steiner Leisure, Ltd.*                               9,750            394,875
                                                               --------------
                                                                      485,772
                                                               --------------
PHARMACEUTICALS -- 1.5%
Alkermes, Inc.*                                      4,600            101,430
Bentley Pharmaceuticals, Inc.*                      10,900            143,335
ViroPharma, Inc.*                                    7,100             90,170
                                                               --------------
                                                                      334,935
                                                               --------------
REAL ESTATE -- 2.6%
Acadia Realty Trust                                  5,900            138,945
BioMed Realty Trust, Inc.                            6,500            192,660
Boykin Lodging Co.*                                  9,100            102,739
HouseValues, Inc.*                                   7,100             58,504
Innkeepers USA Trust                                 5,660             95,937
                                                               --------------
                                                                      588,785
                                                               --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.0%
Micrel, Inc.*                                       10,790            159,908
Microsemi Corp.*                                    13,770            400,844
Silicon Image, Inc.*                                 9,790            100,935
                                                               --------------
                                                                      661,687
                                                               --------------
SOFTWARE -- 8.5%
ANSYS, Inc.*                                         6,220            336,813
Blackbaud, Inc.                                     18,200            385,658
MICROS Systems, Inc.*                                2,800            128,996
Parametric Technology Corp.*                        15,700            256,381
Progress Software Corp.*                             7,300            212,357
Radiant Systems, Inc.*                              13,900            187,928
RSA Security, Inc.*                                  3,000             53,820
Secure Computing Corp.*                              9,500            109,630
TALX Corp.                                           7,700            219,296
                                                               --------------
                                                                    1,890,879
                                                               --------------
SPECIALTY RETAIL -- 4.9%
Bebe Stores, Inc.                                    6,900            127,098
Charming Shoppes, Inc.*                             25,250            375,467
Genesco, Inc.*                                       9,430            366,733


                                                   Shares           Value+
                                                  ---------    --------------
COMMON STOCK (CONTINUED)
SPECIALTY RETAIL (CONTINUED)
PetMed Express, Inc.*                               13,000     $      231,010
                                                               --------------
                                                                    1,100,308
                                                               --------------
TEXTILES & APPAREL -- 2.0%
Quiksilver, Inc.*                                   12,380            171,587
Volcom, Inc.*                                        8,000            284,240
                                                               --------------
                                                                      455,827
                                                               --------------
WATER UTILITIES -- 0.8%
PICO Holdings, Inc.*                                 5,600            184,184
                                                               --------------
TOTAL COMMON STOCK
  (Cost $19,478,882)                                               21,937,847
                                                               --------------
TEMPORARY INVESTMENTS -- 1.9%
Dreyfus Cash Management Plus #719                        1                  1
Goldman Sachs Financial Square
  Money Market Portfolio                           417,636            417,636
JPMorgan Prime Money Market Fund                     1,180              1,180
                                                               --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $418,817)                                                     418,817
                                                               --------------

TOTAL INVESTMENTS -- 100.0%
  (Cost $19,897,699)                                               22,356,664
                                                               --------------

OTHER ASSETS AND LIABILITIES -- 0.0%
Dividends receivable and other assets                                  15,503
Payable for capital stock redeemed                                     (5,042)
Investment advisory fee payable                                       (10,102)
Administration fees payable                                            (2,054)
Accrued expenses                                                       (6,289)
                                                               --------------

                                                                       (7,984)
                                                               --------------
NET ASSETS -- 100.0%                                           $   22,348,680
                                                               ==============

-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                           $19,909,269
                                ===========

Gross Appreciation              $ 3,091,838
Gross Depreciation                 (644,443)
                                -----------

Net Appreciation                $ 2,447,395
                                ===========
+       See Note 1.
*       Non-income producing security.
ADR     -- American Depositary Receipt.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK -- 98.0%
AUTO COMPONENTS -- 0.5%
Commercial Vehicle Group, Inc.*                    150,900     $    2,898,789
                                                                -------------
BANKS -- 5.9%
Central Pacific Financial Corp.                    126,600          4,648,752
Chittenden Corp.                                   142,100          4,116,637
Corus Bankshares, Inc.                              88,100          5,236,664
East West Bancorp, Inc.                            145,200          5,597,460
Prosperity Bancshares, Inc.                        135,700          4,099,497
Republic Bancorp, Inc.                             254,782          3,067,575
Texas Regional Bancshares, Inc.
  Class A                                           84,095          2,479,962
United Bankshares, Inc.                             82,300          3,149,620
Wintrust Financial Corp.                            73,800          4,292,946
                                                                -------------
                                                                   36,689,113
                                                                -------------
BIOTECHNOLOGY -- 1.4%
Albany Molecular Research, Inc.*                   191,600          1,946,656
LifeCell Corp.*                                    202,770          4,572,463
Meridian Bioscience, Inc.                           86,900          2,344,562
                                                                -------------
                                                                    8,863,681
                                                                -------------
BUILDING PRODUCTS -- 0.7%
Genlyte Group, Inc.*                                59,500          4,054,330
                                                                -------------
CHEMICALS -- 1.3%
Cambrex Corp.                                      109,400          2,137,676
Pioneer Companies, Inc.*                           117,500          3,583,750
UAP Holding Corp.                                  118,000          2,537,000
                                                                -------------
                                                                    8,258,426
                                                                -------------
COMMERCIAL SERVICES & SUPPLIES -- 4.1%
Corporate Executive Board Co.                       35,900          3,622,310
John H. Harland Co.                                119,800          4,708,140
Labor Ready, Inc.*                                 175,100          4,193,645
Navigant Consulting, Inc.*                         412,700          8,811,145
On Assignment, Inc.*                               144,580          1,587,489
Viad Corp.                                          74,205          2,543,747
                                                                -------------
                                                                   25,466,476
                                                                -------------
COMMUNICATIONS EQUIPMENT -- 1.9%
AudioCodes, Ltd.*                                  412,100          5,695,222
Emulex Corp.*                                      357,800          6,114,802
                                                                -------------
                                                                   11,810,024
                                                                -------------
COMPUTERS & PERIPHERALS -- 3.0%
Intergraph Corp.*                                  234,600          9,773,436
Komag, Inc.*                                       152,900          7,278,040
Presstek, Inc.*                                    116,070          1,381,233
                                                                -------------
                                                                   18,432,709
                                                                -------------
CONSTRUCTION MATERIALS -- 0.6%
U.S. Concrete, Inc.*                               240,500          3,477,630
                                                                -------------
CONTAINERS & PACKAGING -- 1.9%
Greif, Inc.                                         56,800          3,886,256
Myers Industries, Inc.                             112,200          1,794,078
Silgan Holdings, Inc.                              153,300          6,158,061
                                                                -------------
                                                                   11,838,395
                                                                -------------
DISTRIBUTORS -- 2.9%
Brightpoint, Inc.*                                 142,800          4,435,368
Building Materials Holding Corp.                   111,900          3,988,116


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
DISTRIBUTORS (CONTINUED)
LKQ, Corp.*                                        235,300     $    4,896,593
Performance Food Group, Co.*                       156,900          4,893,711
                                                                -------------
                                                                   18,213,788
                                                                -------------
DIVERSIFIED FINANCIALS -- 5.1%
Accredited Home Lenders Holding Co.*                96,400          4,933,752
ASTA Funding, Inc.                                  99,850          3,321,011
Commercial Net Lease Realty                        240,000          5,592,000
CompuCredit Corp.*                                 130,400          4,800,024
MCG Capital Corp.                                  222,900          3,145,119
Nationwide Health Properties, Inc.                 284,300          6,112,450
Scottish Re Group, Ltd.                            135,100          3,351,831
                                                                -------------
                                                                   31,256,187
                                                                -------------
ELECTRIC UTILITIES -- 1.2%
Cleco Corp.                                        320,150          7,148,950
                                                                -------------
ELECTRICAL EQUIPMENT -- 1.1%
Thomas & Betts Corp.*                              134,700          6,920,886
                                                                -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.1%
Anixter International, Inc.*                       113,600          5,427,808
Itron, Inc.*                                       147,200          8,809,920
LoJack Corp.*                                      210,100          5,038,198
Multi-Fineline Electronix, Inc.*                    93,400          5,462,966
Park Electrochemical Corp.                          93,800          2,767,100
Teledyne Technologies, Inc.*                       109,100          3,883,960
                                                                -------------
                                                                   31,389,952
                                                                -------------
ENERGY EQUIPMENT & SERVICES -- 2.6%
Arena Resources, Inc.*                              66,500          2,320,850
Headwaters, Inc.*                                  133,600          5,315,944
Veritas DGC, Inc.*                                 136,800          6,209,352
Western Refining, Inc.                             113,300          2,449,546
                                                                -------------
                                                                   16,295,692
                                                                -------------
FOOD & DRUG RETAILING -- 0.7%
Pantry, Inc.*                                       69,900          4,357,566
                                                                -------------
FOOD PRODUCTS -- 0.4%
Peet's Coffee & Tea, Inc.*                          86,450          2,593,500
                                                                -------------
GAS UTILITIES -- 0.5%
Atmos Energy Corp.                                 117,600          3,096,408
                                                                -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.0%
CNS, Inc.                                          171,600          3,696,264
Dade Behring Holdings, Inc.                         75,800          2,706,818
Hologic, Inc.*                                      98,900          5,474,115
ICU Medical, Inc.*                                 164,900          5,967,731
Illumina, Inc.*                                     91,300          2,168,375
Intuitive Surgical, Inc.*                           32,900          3,882,200
Palomar Medical Technologies, Inc.*                123,500          4,131,075
Sybron Dental Specialties, Inc.*                    51,000          2,103,240
Symmetry Medical, Inc. *                           208,600          4,424,406
Ventana Medical Systems, Inc.*                      64,300          2,685,811
                                                                -------------
                                                                   37,240,035
                                                                -------------
HEALTH CARE PROVIDERS & SERVICES -- 6.3%
Chemed Corp.                                        83,600          4,960,824
Digene Corp.*                                       56,000          2,189,600
Genesis HealthCare Corp.*                          116,200          5,105,828

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
HealthExtras, Inc.*                                123,000     $    4,341,900
Owens & Minor, Inc.                                123,800          4,056,926
Psychiatric Solutions, Inc.*                       194,500          6,443,785
Ventiv Health, Inc.*                               358,550         11,911,031
                                                                -------------
                                                                   39,009,894
                                                                -------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Jack in the Box, Inc.*                             146,300          6,364,050
Steak n Shake Co.*                                 145,100          3,061,610
                                                                -------------
                                                                    9,425,660
                                                                -------------
HOUSEHOLD DURABLES -- 0.9%
Toro Co.                                           115,200          5,500,800
                                                                -------------
INSURANCE -- 1.2%
American Physicians Capital,
  Inc.*                                             19,150            919,200
Delphi Financial Group, Inc.
  Class A                                           38,800          2,003,244
Fremont General Corp.                              204,000          4,398,240
                                                                -------------
                                                                    7,320,684
                                                                -------------
INTERNET & CATALOG RETAIL -- 3.0%
Coldwater Creek, Inc.*                             320,525          8,910,595
Nutri/System, Inc.*                                 72,400          3,440,448
Stamps.com, Inc.*                                  175,800          6,198,708
                                                                -------------
                                                                   18,549,751
                                                                -------------
INTERNET SOFTWARE & SERVICES -- 4.1%
Digital River, Inc.*                               251,700         10,976,637
InfoSpace, Inc.*                                   104,800          2,929,160
Tessera Technologies, Inc.*                        117,800          3,779,024
ValueClick, Inc.*                                  449,300          7,602,156
                                                                -------------
                                                                   25,286,977
                                                                -------------
IT CONSULTING & SERVICES -- 0.8%
Optimal Group, Inc. Class A*                        32,900            478,037
SI International, Inc.*                             27,560            968,734
SRA International, Inc. Class A*                    94,600          3,569,258
                                                                -------------
                                                                    5,016,029
                                                                -------------
LEISURE EQUIPMENT & PRODUCTS -- 1.5%
JAKKS Pacific, Inc.*                               348,000          9,305,520
                                                                -------------
MACHINERY -- 2.0%
A.S.V., Inc.*                                      138,600          4,465,692
Reliance Steel & Aluminum Co.                       84,500          7,936,240
                                                                -------------
                                                                   12,401,932
                                                                -------------
METALS & MINING -- 0.7%
Ryerson, Inc.                                      172,100          4,605,396
                                                                -------------
OIL & GAS -- 3.5%
Edge Petroleum Corp.*                              107,200          2,677,856
Giant Industries, Inc.*                             96,600          6,717,564
Grey Wolf, Inc.*                                 1,021,300          7,598,472
OMI Corp.                                          207,500          3,739,150
TransGlobe Energy Corp.*                           146,925            790,457
                                                                -------------
                                                                   21,523,499
                                                                -------------
PERSONAL PRODUCTS -- 0.4%
Inter Parfums, Inc.                                135,400          2,698,522
                                                                -------------


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 1.7%
Aspreva Pharmaceuticals, Corp.*                    173,100        $ 4,308,459
Bentley Pharmaceuticals, Inc.*                     197,100          2,591,865
ViroPharma, Inc.*                                  274,700          3,488,690
                                                                -------------
                                                                   10,389,014
                                                                -------------
REAL ESTATE -- 3.2%
American Home Mortgage Investment
  Corp.                                            146,500          4,572,265
Ashford Hospitality Trust                          275,400          3,414,960
BioMed Realty Trust, Inc.                          219,000          6,491,160
GMH Communities Trust                              123,050          1,432,302
Senior Housing Properties Trust                    230,600          4,173,860
                                                                -------------
                                                                   20,084,547
                                                                -------------
ROAD & RAIL -- 1.3%
Dollar Thrifty Automotive Group, Inc.*             174,700          7,931,380
                                                                -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.4%
Atheros Communications*                            100,000          2,619,000
Photronics, Inc.*                                  310,700          5,828,732
                                                                -------------
                                                                    8,447,732
                                                                -------------
SOFTWARE -- 6.6%
ANSYS, Inc.*                                       148,600          8,046,690
Blackbaud, Inc.                                    343,800          7,285,122
Epicor Software, Corp.*                            413,510          5,553,439
Informatica, Corp.*                                286,700          4,458,185
Nuance Communications, Inc.*                       612,300          7,231,263
Quest Software, Inc.*                              492,200          8,219,740
                                                                -------------
                                                                   40,794,439
                                                                -------------
SPECIALTY RETAIL -- 4.0%
Children's Place Retail Stores, Inc.*              150,200          8,696,580
Conn's, Inc.*                                       70,500          2,408,280
Genesco, Inc.*                                     144,000          5,600,160
Group 1 Automotive, Inc.                            50,600          2,405,524
Sonic Automotive, Inc.                             203,800          5,657,488
                                                                -------------
                                                                   24,768,032
                                                                -------------
TEXTILES & APPAREL -- 5.0%
Guess?, Inc.*                                      186,200          7,282,282
Phillips-Van Heusen Corp.                          204,100          7,798,661
Quiksilver, Inc.*                                  530,600          7,354,116
True Religion Apparel, Inc.*                       326,000          6,021,220
Volcom, Inc.*                                       78,600          2,792,658
                                                                -------------
                                                                   31,248,937
                                                                -------------
TOBACCO -- 0.9%
Loews Corp. - Carolina Group                       119,100          5,629,857
                                                                -------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.1%
j2 Global Communications, Inc.*                    144,200          6,777,400
                                                                -------------
TOTAL COMMON STOCK
  (Cost $481,059,877)                                             607,018,539
                                                                -------------
TEMPORARY INVESTMENTS -- 1.9%
Dreyfus Cash Management Plus #719                      191                191

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------    --------------
TEMPORARY INVESTMENTS (CONTINUED)
Goldman Sachs Financial Square
  Money Market Portfolio                        11,920,859     $   11,920,859
JPMorgan Prime Money Market Fund                   101,056            101,056
                                                               --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $12,022,106)                                               12,022,106
                                                               --------------

TOTAL INVESTMENTS -- 99.9%
  (Cost $493,081,983)                                             619,040,645
                                                               --------------

OTHER ASSETS AND LIABILITIES -- 0.1%
Dividends receivable and other assets                                 538,184
Receivable for securities sold                                     12,445,529
Receivable for capital stock sold                                     687,658
Payable for securities purchased                                  (11,577,962)
Payable for capital stock redeemed                                 (1,095,862)
Accrued expenses                                                     (556,036)
                                                               --------------

                                                                      441,511
                                                               --------------
NET ASSETS -- 100.0%                                           $  619,482,156
                                                               ==============

-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                           $493,362,159
                                ============

Gross Appreciation              $140,613,744
Gross Depreciation               (14,935,258)
                                ------------

Net Appreciation                $125,678,486
                                ============
+       See Note 1.
*       Non-income producing security.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK -- 97.5%
AEROSPACE & DEFENSE -- 2.5%
Orbital Sciences Corp.*                            226,800     $    3,587,976
World Fuel Services Corp.                          225,700          9,127,308
                                                                -------------
                                                                   12,715,284
                                                                -------------
AIR FREIGHT & COURIERS -- 0.3%
ABX Air, Inc.*                                     244,500          1,665,045
                                                                -------------
AIRLINES -- 0.3%
ExpressJet Holdings, Inc.*                         233,900          1,740,216
                                                                -------------
AUTO COMPONENTS -- 2.3%
Commercial Vehicle Group, Inc.*                    159,300          3,060,153
Modine Manufacturing Co.                           146,900          4,330,612
Tenneco Automotive, Inc.*                          217,770          4,723,431
                                                                -------------
                                                                   12,114,196
                                                                -------------
BANKS -- 9.5%
Chittenden Corp.                                   132,000          3,824,040
Corus Bankshares, Inc.                              26,855          1,596,261
East West Bancorp, Inc.                            130,400          5,026,920
First Niagara Financial Group, Inc.                301,300          4,417,058
Flagstar Bancorp, Inc.                             181,800          2,745,180
Hanmi Financial Corp.                              268,000          4,840,080
Independent Bank Corp.                              68,677          1,953,861
Nara Bancorp, Inc.                                 242,550          4,256,752
Old National Bancorp                                89,800          1,943,272
Pacific Capital Bancorp                             64,418          2,179,905
Republic Bancorp, Inc.                             530,242          6,384,114
S&T Bancorp, Inc.                                   93,200          3,409,256
United Bankshares, Inc.                            119,100          4,557,957
United Community Banks, Inc.                        75,425          2,123,214
                                                                -------------
                                                                   49,257,870
                                                                -------------
BIOTECHNOLOGY -- 2.9%
Kendle International, Inc.*                        162,600          5,495,880
LifeCell Corp.*                                    206,000          4,645,300
Meridian Bioscience, Inc.                          173,300          4,675,634
                                                                -------------
                                                                   14,816,814
                                                                -------------
BUILDING PRODUCTS -- 1.1%
Texas Industries, Inc.                              91,200          5,516,688
                                                                -------------
CHEMICALS -- 1.7%
Airgas, Inc.                                       147,400          5,761,866
Terra Industries, Inc.*                            419,700          2,958,885
                                                                -------------
                                                                    8,720,751
                                                                -------------
COMMERCIAL SERVICES & SUPPLIES -- 2.3%
Administaff, Inc.                                   63,000          3,424,680
Labor Ready, Inc.*                                 191,800          4,593,610
Mobile Mini, Inc.*                                 133,000          4,112,360
                                                                -------------
                                                                   12,130,650
                                                                -------------
COMMUNICATIONS EQUIPMENT -- 2.9%
ECI Telecom, Ltd.*                                 373,800          4,235,154
Powerwave Technologies, Inc. * 142,000           1,915,580
ViaSat, Inc.*                                      314,900          9,021,885
                                                                -------------
                                                                   15,172,619
                                                                -------------
COMPUTERS & PERIPHERALS -- 4.3%
Hutchinson Technology, Inc.*                       234,500          7,065,485
Intergraph Corp.*                                  113,950          4,747,157


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
COMPUTERS & PERIPHERALS (CONTINUED)
Komag, Inc.*                                       146,000     $    6,949,600
M-Systems Flash Disk Pioneers, Ltd.*               135,400          3,501,444
                                                                -------------
                                                                   22,263,686
                                                                -------------
CONSTRUCTION & ENGINEERING -- 0.5%
William Lyon Homes, Inc.*                           27,000          2,583,360
                                                                -------------
DISTRIBUTORS -- 3.6%
Brightpoint, Inc.*                                 320,850          9,965,601
Building Materials Holding Corp.                   118,858          4,236,099
Performance Food Group, Co.*                       142,900          4,457,051
                                                                -------------
                                                                   18,658,751
                                                                -------------
DIVERSIFIED FINANCIALS -- 7.5%
Arch Capital Group, Ltd.*                          161,880          9,346,951
CharterMac                                         196,710          3,993,213
Commercial Net Lease Realty                        165,600          3,858,480
CompuCredit Corp.*                                  98,350          3,620,264
Nationwide Health Properties, Inc.                 170,600          3,667,900
Nelnet, Inc. *                                      92,300          3,844,295
Scottish Re Group, Ltd.                            288,200          7,150,242
Wright Express Corp.*                              116,500          3,267,825
                                                                -------------
                                                                   38,749,170
                                                                -------------
ELECTRICAL EQUIPMENT -- 1.1%
Acuity Brands, Inc.                                139,800          5,592,000
                                                                -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Benchmark Electronics, Inc.*                       199,500          7,650,825
Checkpoint Systems, Inc.*                           85,900          2,308,992
Superior Essex, Inc.*                              114,800          2,920,512
                                                                -------------
                                                                   12,880,329
                                                                -------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Universal Compression Holdings, Inc.*              118,800          6,019,596
Veritas DGC, Inc.*                                  71,500          3,245,385
                                                                -------------
                                                                    9,264,981
                                                                -------------
FOOD & DRUG RETAILING -- 0.2%
Nash Finch Co.                                      43,800          1,309,620
                                                                -------------
FOOD PRODUCTS -- 1.2%
Chiquita Brands International,
  Inc                                              236,400          3,964,428
Pilgrim's Pride Corp.                              110,950          2,404,286
                                                                -------------
                                                                    6,368,714
                                                                -------------
GAS UTILITIES -- 0.6%
ONEOK, Inc.                                        104,930          3,383,992
                                                                -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
CNS, Inc.                                          168,300          3,625,182
IRIS International, Inc.*                          197,500          3,086,925
Somanetics Corp.*                                  129,100          2,850,528
Symmetry Medical, Inc. *                           108,050          2,291,740
West Pharmaceutical Services, Inc.                 117,300          4,072,656
                                                                -------------
                                                                   15,927,031
                                                                -------------
HEALTH CARE PROVIDERS & SERVICES -- 4.6%
Chemed Corp.                                        40,510          2,403,863
HealthExtras, Inc.*                                304,000         10,731,200
Option Care, Inc.                                  167,160          2,363,642
Owens & Minor, Inc.                                130,950          4,291,232

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Ventiv Health, Inc.*                               113,110     $    3,757,514
                                                                -------------
                                                                   23,547,451
                                                                -------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
Bluegreen Corp.*                                   269,600          3,564,112
Landry's Restaurants, Inc.                          98,500          3,480,005
                                                                -------------
                                                                    7,044,117
                                                                -------------
INSURANCE -- 4.1%
AmerUs Group Co.                                   114,200          6,879,408
Bristol West Holdings, Inc.                        148,100          2,850,925
LandAmerica Financial Group, Inc.                  105,100          7,131,035
Max Re Capital, Ltd.                               173,300          4,124,540
                                                                -------------
                                                                   20,985,908
                                                                -------------
INTERNET SOFTWARE & SERVICES -- 2.6%
Digital Insight Corp.*                             120,100          4,371,640
eCollege.com, Inc.*                                123,400          2,324,856
Internet Security Systems, Inc.*                   116,400          2,791,272
Websense, Inc.*                                    139,200          3,839,136
                                                                -------------
                                                                   13,326,904
                                                                -------------
IT CONSULTING & SERVICES -- 2.1%
Bell Microproducts, Inc.*                          349,000          2,149,840
CIBER, Inc.*                                       403,900          2,576,882
Covansys Corp.*                                    155,635          2,675,366
Sykes Enterprises, Inc.*                           254,500          3,608,810
                                                                -------------
                                                                   11,010,898
                                                                -------------
LEISURE EQUIPMENT & PRODUCTS -- 0.7%
JAKKS Pacific, Inc.*                               129,300          3,457,482
                                                                -------------
MACHINERY -- 1.6%
Columbus McKinnon Corp.*                           162,600          4,378,818
Navistar International Corp.*                       82,300          2,269,834
Titan International, Inc.                          100,900          1,741,534
                                                                -------------
                                                                    8,390,186
                                                                -------------
MARINE -- 0.8%
Overseas Shipholding Group, Inc.                    83,050          3,980,587
                                                                -------------
MEDIA -- 0.5%
Source Interlink Companies, Inc.*                  229,200          2,612,880
                                                                -------------
METALS & MINING -- 3.8%
Commercial Metals Co.                              140,400          7,509,996
NS Group, Inc.*                                    120,590          5,550,758
Ryerson, Inc.                                      241,800          6,470,568
                                                                -------------
                                                                   19,531,322
                                                                -------------
MULTILINE RETAIL -- 0.8%
BJ's Wholesale Club, Inc.*                         130,900          4,124,659
                                                                -------------
OIL & GAS -- 3.1%
Clayton Williams Energy, Inc.*                      47,200          1,931,424
Giant Industries, Inc.*                             51,800          3,602,172
Grey Wolf, Inc.*                                   569,500          4,237,080
Houston Exploration Co.*                            77,350          4,076,345
Stone Energy Corp.*                                 48,850          2,155,751
                                                                -------------
                                                                   16,002,772
                                                                -------------


                                                   Shares           Value+
                                                  ---------      ------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 0.4%
Bentley Pharmaceuticals, Inc.*                     173,100     $    2,276,265
                                                                -------------
REAL ESTATE -- 5.8%
American Home Mortgage Investment Corp.             49,400          1,541,774
Entertainment Properties Trust                     143,890          6,040,502
GMH Communities Trust                              119,350          1,389,234
Highland Hospitality Corp.                         253,200          3,218,172
Jones Lang Lasalle, Inc.                            47,000          3,597,380
LTC Properties, Inc.                               144,200          3,354,092
Newcastle Investment Corp.                          69,100          1,652,872
Redwood Trust, Inc.                                 59,550          2,579,706
Trammell Crow Co.*                                 180,800          6,447,328
                                                                -------------
                                                                   29,821,060
                                                                -------------
ROAD & RAIL -- 2.7%
Dollar Thrifty Automotive
  Group, Inc.*                                     220,285         10,000,939
Marten Transport, Ltd.*                             96,500          1,745,685
SCS Transportation, Inc.*                           69,100          2,011,501
                                                                -------------
                                                                   13,758,125
                                                                -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.4%
Micrel, Inc.*                                      149,500          2,215,590
                                                                -------------
SOFTWARE -- 1.1%
Secure Computing Corp.*                            486,300          5,611,902
                                                                -------------
SPECIALTY RETAIL -- 5.4%
Charming Shoppes, Inc.*                            535,200          7,958,424
Conn's, Inc.*                                       76,100          2,599,576
Sonic Automotive, Inc.                             289,900          8,047,624
Sports Authority, Inc.*                             81,600          3,011,040
United Auto Group, Inc.                            141,550          6,086,650
                                                                -------------
                                                                   27,703,314
                                                                -------------
TEXTILES & APPAREL -- 3.4%
Oxford Industries, Inc.                             94,300          4,821,559
Quiksilver, Inc.*                                  418,400          5,799,024
Wolverine World Wide, Inc.                         312,100          6,906,773
                                                                -------------
                                                                   17,527,356
                                                                -------------
TOTAL COMMON STOCK
  (Cost $413,930,873)                                             503,760,545
                                                                -------------
TEMPORARY INVESTMENTS -- 2.5%
Dreyfus Cash Management Plus #719                       11                 11
Goldman Sachs Financial Square
  Money Market Portfolio                        12,230,700         12,230,700
JPMorgan Prime Money Market Fund                   860,014            860,014
                                                                -------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $13,090,725)                                               13,090,725
                                                                -------------

TOTAL INVESTMENTS -- 100.0%
  (Cost $427,021,598)                                             516,851,270
                                                                -------------

OTHER ASSETS AND LIABILITIES -- 0.0%
Dividends receivable and other assets                                 688,095

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

Receivable for capital stock sold                                     877,946
Payable for capital stock redeemed                                 (1,034,553)
Accrued expenses                                                     (476,313)
                                                               --------------

                                                                       55,175
                                                               --------------
NET ASSETS -- 100.0%                                           $  516,906,445
                                                               ==============

-----------------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis                           $427,267,783
                                ============

Gross Appreciation              $103,718,132
Gross Depreciation               (14,134,645)
                                ------------

Net Appreciation                $ 89,583,487
                                ============
+      See Note 1.
*      Non-income producing security.

                              HARRIS INSIGHT FUNDS
                       NOTE 1 TO SCHEDULES OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

     The following is a summary of accounting policies used by the Harris Insight Funds in the preparation of the Schedules of Investments in accordance with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION -- Securities and other assets owned by the Funds are valued as of the close of regular trading on the New York Stock Exchange (which is currently 4:00p.m., Eastern time). Equity securities, other than securities for which the primary market is the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ"), are valued at the last sales price on the primary market where traded. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. A security for which the primary market is the NASDAQ will be valued at the NASDAQ Official Closing Price as defined by the NASDAQ, or, in the absence of a reported Official Closing Price on the valuation date, at closing bid price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the event that market prices are not readily available, or where last sale prices are considered not to reflect values as of the valuation time (e.g., from foreign markets), securities are valued at a fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations with remaining maturities of 60 days or less and securities held by the Money Market Funds are valued at amortized cost.

     Standards for Fair Value Determinations -- As a general principle, a "fair value" of a security is the amount that a Fund may reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. The Board or its designee, as the case may be, shall take into account all of the relevant factors and surrounding circumstances, including, but not limited to: (i) the nature and pricing history (if any) of the security;
(ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by Harris Investment Management or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of Harris Investment Management; and (vii) the liquidity or illiquidity of the market for the security.

     With respect to Funds that invest in non-U.S. securities, the Funds may take into consideration factors influencing specific markets or issuers when determining a fair value of a non-U.S. security. The Funds have retained a third party service provider to assist in determining when fair valuation is necessary, as well as to provide estimates of fair values, with respect to foreign securities held by the International Fund and the Emerging Markets Fund. That service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to determine a fair value.

     In determining a fair value of a non-U.S. security, the Funds may consider the security's trading value on other markets; the value of American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and other similar instruments representing interests in the security in question; the value of closed-end funds that invest in a country or region relevant to the security in question; relevant foreign currency exchange activity; the trading prices of financial products that are tied to relevant baskets of foreign securities (e.g.; iShares(R) or futures contracts); relevant currency exchange rates and fluctuations; relevant currency restrictions; relevant investment repatriation restrictions; the relevant country's or geographic region's political and economic environment; the relevant country's liquidity and settlement issues; and any other relevant information regarding the security.

     Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i)  market  value  of   investment   securities,   other  assets  and
     liabilities at the current rate of exchange on the valuation date; and

          (ii) purchases and sales of investment securities, at the relevant rates of exchange prevailing on the respective dates of such transactions.

     FUTURES CONTRACTS -- The Funds may enter into securities index and other financial futures contracts to manage exposure to certain market risks. The Index Fund may maintain Standard & Poor's 500 Index(R) futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Subsequent payments ("variation margin") are required to be made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.

     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

     DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery at a future date and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

         INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES -- Some Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of the principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. Although stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not been fully developed. Accordingly, these securities are generally illiquid.

     REPURCHASE AGREEMENTS -- Some Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

     CREDIT RISK AND ASSET CONCENTRATIONS -- In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

     At March 31, 2006, the Tax-Exempt Money Market Fund held $238,690,510 in Illinois State municipal bonds, comprising 18.6% of the total net assets of the Fund.

     At March 31, 2006, the International Fund held $65,134,486 in investments with a country of risk of Japan, comprising 23.9% of the total net assets of the Fund.

     SUBSEQUENT EVENT -- On May 18, 2006, Phoenix Investment Counsel, Inc. became the investment adviser to each of the series, Harris Investment Management, Inc. became sub-adviser to each series, except the International Fund, Emerging Markets Fund, Bond Fund and High Yield Bond Fund, Vontobel Asset Management, Inc. became subadviser to the International Fund and Emerging Markets Fund and Seneca Capital Management LLC became subadviser to the Bond Fund and High Yield Bond Fund. Also on May 18, 2006, Phoenix Equity Planning Corporation became the distributor, transfer agent and administrator to each of the series. The name of the registrant has also changed to Phoenix Insight Funds Trust. Please see a current prospectus for additional information.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)). During the period, certain Harris-affiliated principal service providers were not staffed appropriately and did not effectively execute all policies and procedures related to the regulatory compliance monitoring process such that conditions of noncompliance that could have had a material effect on the schedules of investments of the Funds for the period ended March 31, 2006 may not have been reflected in those schedules. KPMG LLP's internal control report, which discussed this matter, is filed as an Exhibit to the Trust's report on Form N-SAR for the period ended December 31, 2005.

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. In connection with the integration of the registrant into the Phoenix Investment Partners, Ltd. ("Phoenix") complex of mutual funds, the registrant is transitioning from the previous internal control environment to the Phoenix internal control environment. As a result of this change, the registrant retained certain new service providers, and there are certain changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that will be occurring during the second fiscal quarter of the period that may materially affect, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. The notes to the schedules of investments contain more information about this transaction.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Insight Funds Trust
                         -------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward,  Executive Vice President
                           (principal executive officer)

Date May 30, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward,  Executive Vice President
                           (principal executive officer)

Date May 30, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date May 30, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.